Report of Independent Registered Public Accounting Firm

To the Board of Directors of Principal Life Insurance Company and Contract Owners of Principal Life Insurance Company Separate Account B

Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the Appendix that comprise Principal Life Insurance Company Separate Account B (the Separate Account), as of December 31, 2022, the related statements of operations and the statements of changes in net assets for each of the periods indicated in the Appendix, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2022, the results of its operations and changes in its net assets for each of the periods indicated in the Appendix, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2022, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ Ernst & Young LLP
We have served as the Separate Account’s auditor since 1970.
Des Moines, Iowa
April 12, 2023

Appendix:
Subaccounts comprising Principal Life Insurance Company Separate Account B

Sub Account	Statement of operations	Statements of changes in net assets
AllianceBernstein VPS Small Cap Growth Class A
AllianceBernstein VPS Small/Mid Cap Value Class A
Alps/Red Rocks Global Opportunity Portfolio Class III
American Century VP Capital Appreciation Class I
American Century VP Disciplined Core Value Class I
American Century VP Inflation Protection Class II
American Century VP Mid Cap Value Class II
American Century VP Ultra Class I
American Century VP Ultra Class II
American Century VP Value Class II
American Funds Insurance Series Asset Allocation Fund Class 2
American Funds Insurance Series Asset Allocation Fund Class 4
American Funds Insurance Series Washington Mutual Investors Class 2
American Funds Insurance Series Washington Mutual Investors Class 4
American Funds Insurance Series Global Small Capitalization Fund Class 2
American Funds Insurance Series Global Small Capitalization Fund Class 4
American Funds Insurance Series High-Income Trust Class 2
American Funds Insurance Series Managed Risk Asset Allocation Fund Class P2
American Funds Insurance Series Managed Risk Growth Fund Class P2
American Funds Insurance Series Managed Risk International Fund Class P2
American Funds Insurance Series New World Fund Class 2
American Funds Insurance Series New World Fund Class 4
BlackRock 60/40 Target Allocation Class III
BlackRock Advantage SMID Cap Class III
BlackRock Global Allocation Class III
BNY Mellon IP MidCap Stock Service Shares
BNY Mellon IP Technology Growth Service Shares
Calvert VP EAFE International Index Class F
Calvert VP Investment Grade Bond Portfolio Class F
Calvert VP Russell 2000 Small Cap Index Class F
Calvert VP S&P MidCap 400 Index Class F
ClearBridge Small Cap Growth Class II
Columbia Limited Duration Credit Class 2
Columbia Small Cap Value Class 2
Core Plus Bond Class 1
Delaware Small Cap Value Service Class
Diversified Balanced Class 1
Diversified Balanced Class 2
Diversified Balanced Managed Volatility Class 2
Diversified Balanced Volatility Control Class 2
Diversified Growth Class 2
Diversified Growth Managed Volatility Class 2
Diversified Growth Volatility Control Class 2
Diversified Income Class 2
Diversified International Class 1
DWS Alternative Asset Allocation Class B
DWS Equity 500 Index Class B2
DWS Small Mid Cap Value Class B
Equity Income Class 1
Equity Income Class 2
EQ Advisors TrustSM 1290 VT Convertible Securities Portfolio Class IB
EQ Advisors TrustSM 1290 VT GAMCO Small Company Value Portfolio Class IB
EQ Advisors TrustSM 1290 VT Micro Cap Portfolio Class IB
EQ Advisors TrustSM 1290 VT SmartBeta Equity ESG Portfolio Class IB (4)
EQ Advisors TrustSM 1290 VT Socially Responsible Portfolio Class IB
	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022

Fidelity VIP Contrafund Service Class 2
Fidelity VIP Contrafund Service Class
Fidelity VIP Equity-Income Service Class 2
Fidelity VIP Freedom 2020 Service Class 2
Fidelity VIP Freedom 2030 Service Class 2
Fidelity VIP Freedom 2040 Service Class 2
Fidelity VIP Freedom 2050 Service Class 2
Fidelity VIP Government Money Market Initial Class
Fidelity VIP Government Money Market Service Class 2
Fidelity VIP Growth Service Class
Fidelity VIP Growth Service Class 2
Fidelity VIP Mid Cap Service Class
Fidelity VIP Mid Cap Service Class 2
Fidelity VIP Overseas Service Class 2
Franklin Global Real Estate VIP Class 2
Franklin Income VIP Class 4
Franklin Rising Dividends VIP Class 4
Franklin Small Cap Value VIP Class 2
Franklin U.S. Government Fund Class 2
Global Emerging Markets Class 1 (1)
Goldman Sachs VIT Mid Cap Value Institutional Shares
Goldman Sachs VIT Mid Cap Value Service Shares
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Service Shares
Goldman Sachs VIT Small Cap Equity Insights Institutional Shares
Goldman Sachs VIT Small Cap Equity Insights Service Shares
Government & High Quality Bond Class 1
Guggenheim Floating Rate Strategies Series F
Guggenheim Investments Global Managed Futures Strategy
Guggenheim Investments Long Short Equity
Guggenheim Investments Multi-Hedge Strategies
Invesco V.I. American Franchise Series I
Invesco V.I. Balanced-Risk Allocation Series II
Invesco V.I. Core Equity Series I
Invesco V.I. Discovery Mid Cap Growth Series I
Invesco V.I. Health Care Series I
Invesco V.I. Health Care Series II
Invesco V.I. EQV International Equity Series I (2)
Invesco V.I. EQV International Equity Series II (3)
Invesco V.I. Main Street Small Cap Series II
Invesco V.I. Small Cap Equity Series I
Invesco V.I. Technology Series I
Janus Henderson Enterprise Service Shares Janus Henderson Flexible Bond Service Shares
Janus Henderson Global Technology and Innovation Service Shares
LargeCap Growth I Class 1
LargeCap S&P 500 Index Class 1
LargeCap S&P 500 Index Class 2
MFS International Intrinsic Value Service Class
MFS New Discovery Service Class
MFS Utilities Service Class
MFS Value Service Class
For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022

MidCap Class 1
MidCap Class 2
Neuberger Berman AMT Mid Cap Growth Portfolio Class S
Neuberger Berman AMT Sustainable Equity Class I
Neuberger Berman AMT Sustainable Equity Class S
PIMCO All Asset Administrative Class
PIMCO All Asset Advisor Class
PIMCO Commodity Real Return Strategy Class M
PIMCO High Yield Administrative Class
PIMCO Low Duration Advisor Class
PIMCO Total Return Administrative Class
Principal Capital Appreciation Class 1
Principal Capital Appreciation Class 2
Principal LifeTime 2010 Class 1
Principal LifeTime 2020 Class 1
Principal LifeTime 2030 Class 1
Principal LifeTime 2040 Class 1
Principal LifeTime 2050 Class 1
Principal LifeTime Strategic Income Class 1
Real Estate Securities Class 1
Real Estate Securities Class 2
Rydex Basic Materials
Rydex Commodities Strategy
Rydex NASDAQ 100
SAM Balanced Portfolio Class 1
SAM Balanced Portfolio Class 2
SAM Conservative Balanced Portfolio Class 1
SAM Conservative Balanced Portfolio Class 2
SAM Conservative Growth Portfolio Class 1
SAM Conservative Growth Portfolio Class 2
SAM Flexible Income Portfolio Class 1
SAM Flexible Income Portfolio Class 2
SAM Strategic Growth Portfolio Class 1
SAM Strategic Growth Portfolio Class 2
Short-Term Income Class 1
SmallCap Class 1
SmallCap Class 2
T. Rowe Price Blue Chip Growth Portfolio II
T. Rowe Price Health Sciences Portfolio II
Templeton Global Bond VIP Class 4
Templeton Growth VIP Class 2
The Merger Fund
TOPS Aggressive Growth ETF Portfolio Investor Class
TOPS Balanced ETF Portfolio Investor Class
TOPS Conservative ETF Portfolio Investor Class
TOPS Growth ETF Portfolio Investor Class
TOPS Moderate Growth ETF Portfolio Investor Class
VanEck Global Resources Class S Division

Invesco V.I. American Value Series I	For the year ended December 31, 2022	For the year ended December 31, 2022 and for the period from April 29, 2021 (commencement of operations) through December 31, 2021

Blue Chip Class 3 Janus Henderson Balanced Portfolio Service Shares PIMCO Emerging Market Bonds Administrative Class	For the year ended December 31, 2022	For the year ended December 31, 2022 and for the period from June 7, 2021 (commencement of operations) through December 31, 2021
Calvert VP Nasdaq 100 Index Portfolio Class F
Fidelity VIP Energy Portfolio Service Class 2
Fidelity VIP Health Care Portfolio Service Class 2
Janus Henderson Global Sustainable Equity Portfolio Service Shares
VanEck VIP Global Gold Fund Class S
For the period from June 6, 2022 (date fund made available) through December 31, 2022
U.S. LargeCap Buffer July Account Class 2	For the period from June 29, 2022 (date fund made available) through December 31, 2022
U.S. LargeCap Buffer October Account Class 2	For the period from September 29, 2022 (date fund made available) through December 31, 2022
U.S. LargeCap Buffer January Account Class 2	For the period from December 29, 2022 (date fund made available) through December 31, 2022
(1)Represented the operations of International Emerging Markets Class 1 Division until May 2, 2022.
(2)Represented the operations of Invesco International Growth Class I Division until April 29, 2022.
(3)Represented the operations of Invesco International Growth Class II Division until April 29, 2022.
(4)Represented the operations of EQ SmartBeta Equity Class IB Division until March 21, 2022.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2022
	AllianceBernstein VPS Small Cap Growth Portfolio - Class A	AllianceBernstein VPS Small/Mid Cap Value Portfolio - Class A	Alps/Red Rocks Global Opportunity Portfolio Class III	American Century VP Capital Appreciation Class I

Assets
Investments in shares of mutual funds, at fair value	$2,704,104	$3,625,186	$825,952	$1,179,389
Total assets	2,704,104	3,625,186	825,952	1,179,389
Total liabilities	—	—	—	—
Net assets	$2,704,104	$3,625,186	$825,952	$1,179,389

Net assets
Applicable to accumulation units	$2,704,104	$3,625,186	$825,952	$1,179,389
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$2,704,104	$3,625,186	$825,952	$1,179,389

Investments in shares of mutual funds, at cost	$5,030,734	$4,038,649	$1,248,600	$1,401,854

Shares of mutual funds owned	297,155	218,122	87,126	99,948

Accumulation units outstanding	59,977	205,260	71,379	65,163
Annuitized units outstanding	—	—	—	—
Total units outstanding	59,977	205,260	71,379	65,163

Statements of Operations
Year ended December 31, 2022
	AllianceBernstein VPS Small Cap Growth Portfolio - Class A	AllianceBernstein VPS Small/Mid Cap Value Portfolio - Class A	Alps/Red Rocks Global Opportunity Portfolio Class III	American Century VP Capital Appreciation Class I

Net investment income (loss)
Investment income:
Dividends	$—	$44,661	$111,589	$—

Expenses:
Mortality and expense risks	39,507	52,692	6,449	16,015
Administrative charges	4,741	6,081	1,490	1,922
Separate account rider charges	—	2,013	—	—
Net investment income (loss)	(44,248)	(16,125)	103,650	(17,937)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	51,635	(29,056)	(23,769)	(16,522)
Capital gains distributions	1,287,497	602,238	82,563	180,981
Total realized gains (losses) on investments	1,339,132	573,182	58,794	164,459

Change in net unrealized appreciation (depreciation)
of investments	(3,147,549)	(1,409,939)	(583,187)	(636,401)

Net gains (losses) on investments	(1,852,665)	(852,882)	(420,743)	(489,879)

Net increase (decrease) in net assets resulting from operations	$(1,852,665)	$(852,882)	$(420,743)	$(489,879)

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2022
	American Century VP Disciplined Core Value Fund - Class I	American Century VP Inflation Protection Fund - Class II	American Century VP Mid Cap Value Fund - Class II	American Century VP Ultra® Fund - Class I

Assets
Investments in shares of mutual funds, at fair value	$8,517,297	$26,308,210	$7,195,487	$2,840,038
Total assets	8,517,297	26,308,210	7,195,487	2,840,038
Total liabilities	—	—	—	—
Net assets	$8,517,297	$26,308,210	$7,195,487	$2,840,038

Net assets
Applicable to accumulation units	$8,517,297	$26,308,210	$7,195,487	$2,840,038
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$8,517,297	$26,308,210	$7,195,487	$2,840,038

Investments in shares of mutual funds, at cost	$10,699,621	$29,370,119	$7,034,255	$3,027,398

Shares of mutual funds owned	1,187,908	2,807,706	339,891	146,848

Accumulation units outstanding	293,069	2,095,642	227,273	80,844
Annuitized units outstanding	—	—	—	—
Total units outstanding	293,069	2,095,642	227,273	80,844

Statements of Operations
Year ended December 31, 2022
	American Century VP Disciplined Core Value Fund - Class I	American Century VP Inflation Protection Fund - Class II	American Century VP Mid Cap Value Fund - Class II	American Century VP Ultra® Fund - Class I

Net investment income (loss)
Investment income:
Dividends	$166,708	$1,476,195	$161,251	$—

Expenses:
Mortality and expense risks	109,475	341,862	95,869	43,827
Administrative charges	3,480	44,069	10,893	1,753
Separate account rider charges	—	939	2,133	—
Net investment income (loss)	53,753	1,089,325	52,356	(45,580)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(227,288)	139,171	137,673	119,650
Capital gains distributions	2,400,922	166,217	1,055,385	386,268
Total realized gains (losses) on investments	2,173,634	305,388	1,193,058	505,918

Change in net unrealized appreciation (depreciation)
of investments	(3,744,166)	(6,056,507)	(1,502,799)	(1,988,145)

Net gains (losses) on investments	(1,516,779)	(4,661,794)	(257,385)	(1,527,807)

Net increase (decrease) in net assets resulting from operations	$(1,516,779)	$(4,661,794)	$(257,385)	$(1,527,807)

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2022
	American Century VP Ultra® Fund - Class II	American Century VP Value Fund - Class II	American Funds Insurance Series® Asset Allocation Fund - Class 2	American Funds Insurance Series® Asset Allocation Fund - Class 4

Assets
Investments in shares of mutual funds, at fair value	$16,922,791	$14,532,038	$2,130,191	$18,229,625
Total assets	16,922,791	14,532,038	2,130,191	18,229,625
Total liabilities	—	—	—	—
Net assets	$16,922,791	$14,532,038	$2,130,191	$18,229,625

Net assets
Applicable to accumulation units	$16,922,791	$14,532,038	$2,130,191	$18,229,625
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$16,922,791	$14,532,038	$2,130,191	$18,229,625

Investments in shares of mutual funds, at cost	$17,396,203	$11,525,700	$2,346,475	$20,897,043

Shares of mutual funds owned	905,931	1,166,295	97,224	838,529

Accumulation units outstanding	418,374	554,648	145,243	1,449,074
Annuitized units outstanding	—	—	—	—
Total units outstanding	418,374	554,648	145,243	1,449,074

Statements of Operations
Year ended December 31, 2022
	American Century VP Ultra® Fund - Class II	American Century VP Value Fund - Class II	American Funds Insurance Series® Asset Allocation Fund - Class 2	American Funds Insurance Series® Asset Allocation Fund - Class 4

Net investment income (loss)
Investment income:
Dividends	$—	$287,785	$41,835	$317,179

Expenses:
Mortality and expense risks	251,841	169,696	27,279	115,522
Administrative charges	30,224	10,310	2,956	26,787
Separate account rider charges	1,650	—	1,968	—
Net investment income (loss)	(283,715)	107,779	9,632	174,870

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	826,502	1,359,755	36,721	50,445
Capital gains distributions	2,147,420	1,186,784	218,173	1,922,770
Total realized gains (losses) on investments	2,973,922	2,546,539	254,894	1,973,215

Change in net unrealized appreciation (depreciation)
of investments	(11,303,096)	(2,804,634)	(630,234)	(4,906,457)

Net gains (losses) on investments	(8,612,889)	(150,316)	(365,708)	(2,758,372)

Net increase (decrease) in net assets resulting from operations	$(8,612,889)	$(150,316)	$(365,708)	$(2,758,372)

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2022
	American Funds Insurance Series® Global Small Capitalization Fund - Class 2	American Funds Insurance Series® Global Small Capitalization Fund - Class 4	American Funds Insurance Series® High-Income Trust® Fund - Class 2	American Funds Insurance Series® Managed Risk Asset Allocation Fund - Class P2

Assets
Investments in shares of mutual funds, at fair value	$1,173,709	$3,110,595	$944,793	$6,674,655
Total assets	1,173,709	3,110,595	944,793	6,674,655
Total liabilities	—	—	—	—
Net assets	$1,173,709	$3,110,595	$944,793	$6,674,655

Net assets
Applicable to accumulation units	$1,173,709	$3,110,595	$944,793	$6,674,655
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$1,173,709	$3,110,595	$944,793	$6,674,655

Investments in shares of mutual funds, at cost	$1,702,050	$4,856,783	$1,112,749	$7,215,346

Shares of mutual funds owned	76,713	203,573	113,284	552,081

Accumulation units outstanding	96,434	282,966	79,504	585,154
Annuitized units outstanding	—	—	—	—
Total units outstanding	96,434	282,966	79,504	585,154

Statements of Operations
Year ended December 31, 2022
	American Funds Insurance Series® Global Small Capitalization Fund - Class 2	American Funds Insurance Series® Global Small Capitalization Fund - Class 4	American Funds Insurance Series® High-Income Trust® Fund - Class 2	American Funds Insurance Series® Managed Risk Asset Allocation Fund - Class P2

Net investment income (loss)
Investment income:
Dividends	$—	$—	$82,284	$136,824

Expenses:
Mortality and expense risks	16,115	21,119	15,318	41,271
Administrative charges	1,550	4,878	613	9,452
Separate account rider charges	684	—	—	—
Net investment income (loss)	(18,349)	(25,997)	66,353	86,101

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(1,961)	(239,072)	(33,043)	16,967
Capital gains distributions	434,425	1,163,652	—	214,845
Total realized gains (losses) on investments	432,464	924,580	(33,043)	231,812

Change in net unrealized appreciation (depreciation)
of investments	(946,718)	(2,174,573)	(181,883)	(1,280,280)

Net gains (losses) on investments	(532,603)	(1,275,990)	(148,573)	(962,367)

Net increase (decrease) in net assets resulting from operations	$(532,603)	$(1,275,990)	$(148,573)	$(962,367)

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2022
	American Funds Insurance Series® Managed Risk Growth Fund - Class P2	American Funds Insurance Series® Managed Risk International Fund - Class P2	American Funds Insurance Series® New World Fund® - Class 2	American Funds Insurance Series® New World Fund® - Class 4

Assets
Investments in shares of mutual funds, at fair value	$5,790,821	$497,723	$1,485,476	$5,736,468
Total assets	5,790,821	497,723	1,485,476	5,736,468
Total liabilities	—	—	—	—
Net assets	$5,790,821	$497,723	$1,485,476	$5,736,468

Net assets
Applicable to accumulation units	$5,790,821	$497,723	$1,485,476	$5,736,468
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$5,790,821	$497,723	$1,485,476	$5,736,468

Investments in shares of mutual funds, at cost	$7,272,881	$577,604	$1,758,950	$7,097,680

Shares of mutual funds owned	513,370	58,010	67,460	262,659

Accumulation units outstanding	437,421	57,398	121,086	528,213
Annuitized units outstanding	—	—	—	—
Total units outstanding	437,421	57,398	121,086	528,213

Statements of Operations
Year ended December 31, 2022
	American Funds Insurance Series® Managed Risk Growth Fund - Class P2	American Funds Insurance Series® Managed Risk International Fund - Class P2	American Funds Insurance Series® New World Fund® - Class 2	American Funds Insurance Series® New World Fund® - Class 4

Net investment income (loss)
Investment income:
Dividends	$82,718	$14,883	$21,385	$64,667

Expenses:
Mortality and expense risks	35,988	3,263	20,508	36,434
Administrative charges	8,072	690	1,976	8,300
Separate account rider charges	—	—	449	—
Net investment income (loss)	38,658	10,930	(1,548)	19,933

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	45,328	(12,522)	(9,940)	66,092
Capital gains distributions	899,198	—	153,310	510,609
Total realized gains (losses) on investments	944,526	(12,522)	143,370	576,701

Change in net unrealized appreciation (depreciation)
of investments	(2,585,041)	(76,574)	(628,736)	(2,062,888)

Net gains (losses) on investments	(1,601,857)	(78,166)	(486,914)	(1,466,254)

Net increase (decrease) in net assets resulting from operations	$(1,601,857)	$(78,166)	$(486,914)	$(1,466,254)

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2022
	American Funds Insurance Series® Washington Mutual Investors FundSM - Class 2	American Funds Insurance Series® Washington Mutual Investors FundSM - Class 4	BlackRock VSF, Inc. 60/40 Target Allocations ETF V.I. Fund – Class III	BlackRock VSF, Inc. Advantage SMID Cap V.I. Fund - Class III

Assets
Investments in shares of mutual funds, at fair value	$3,172,629	$11,641,231	$8,274,741	$2,236,726
Total assets	3,172,629	11,641,231	8,274,741	2,236,726
Total liabilities	—	—	—	—
Net assets	$3,172,629	$11,641,231	$8,274,741	$2,236,726

Net assets
Applicable to accumulation units	$3,172,629	$11,641,231	$8,274,741	$2,236,726
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$3,172,629	$11,641,231	$8,274,741	$2,236,726

Investments in shares of mutual funds, at cost	$3,417,813	$12,838,979	$9,540,805	$3,325,532

Shares of mutual funds owned	254,625	943,374	712,725	263,144

Accumulation units outstanding	188,440	819,769	678,778	164,668
Annuitized units outstanding	—	—	—	—
Total units outstanding	188,440	819,769	678,778	164,668

Statements of Operations
Year ended December 31, 2022
	American Funds Insurance Series® Washington Mutual Investors FundSM - Class 2	American Funds Insurance Series® Washington Mutual Investors FundSM - Class 4	BlackRock VSF, Inc. 60/40 Target Allocations ETF V.I. Fund – Class III	BlackRock VSF, Inc. Advantage SMID Cap V.I. Fund - Class III

Net investment income (loss)
Investment income:
Dividends	$64,063	$201,519	$161,426	$40,296

Expenses:
Mortality and expense risks	44,264	77,510	41,965	14,776
Administrative charges	4,448	16,983	10,105	3,325
Separate account rider charges	4,168	—	7	—
Net investment income (loss)	11,183	107,026	109,349	22,195

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	13,188	149,857	(43,546)	(258,454)
Capital gains distributions	825,459	2,582,638	2,307	33,942
Total realized gains (losses) on investments	838,647	2,732,495	(41,239)	(224,512)

Change in net unrealized appreciation (depreciation)
of investments	(1,262,762)	(4,018,637)	(1,243,989)	(232,329)

Net gains (losses) on investments	(412,932)	(1,179,116)	(1,175,879)	(434,646)

Net increase (decrease) in net assets resulting from operations	$(412,932)	$(1,179,116)	$(1,175,879)	$(434,646)

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2022
	BlackRock VSF, Inc. BlackRock Global Allocation V.I. Fund – Class III	Blue Chip Account - Class 3	BNY Mellon IP MidCap Stock Portfolio - Service Shares	BNY Mellon IP Technology Growth Portfolio - Service Shares

Assets
Investments in shares of mutual funds, at fair value	$3,527,850	$7,707,060	$891,381	$5,491,927
Total assets	3,527,850	7,707,060	891,381	5,491,927
Total liabilities	—	—	—	—
Net assets	$3,527,850	$7,707,060	$891,381	$5,491,927

Net assets
Applicable to accumulation units	$3,527,850	$7,707,060	$891,381	$5,491,927
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$3,527,850	$7,707,060	$891,381	$5,491,927

Investments in shares of mutual funds, at cost	$4,569,372	$9,628,118	$1,013,094	$8,194,473

Shares of mutual funds owned	297,207	875,802	54,485	346,931

Accumulation units outstanding	306,562	1,010,789	73,975	137,343
Annuitized units outstanding	—	—	—	—
Total units outstanding	306,562	1,010,789	73,975	137,343

Statements of Operations
Year ended December 31, 2022
	BlackRock VSF, Inc. BlackRock Global Allocation V.I. Fund – Class III	Blue Chip Account - Class 3	BNY Mellon IP MidCap Stock Portfolio - Service Shares	BNY Mellon IP Technology Growth Portfolio - Service Shares

Net investment income (loss)
Investment income:
Dividends	$—	$—	$3,913	$—

Expenses:
Mortality and expense risks	28,673	52,719	6,387	91,899
Administrative charges	5,562	10,467	1,323	11,029
Separate account rider charges	—	—	—	1,893
Net investment income (loss)	(34,235)	(63,186)	(3,797)	(104,821)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(60,658)	(761,638)	(16,433)	(79,984)
Capital gains distributions	59,184	11,466	215,767	817,133
Total realized gains (losses) on investments	(1,474)	(750,172)	199,334	737,149

Change in net unrealized appreciation (depreciation)
of investments	(678,407)	(1,988,689)	(343,495)	(5,970,168)

Net gains (losses) on investments	(714,116)	(2,802,047)	(147,958)	(5,337,840)

Net increase (decrease) in net assets resulting from operations	$(714,116)	$(2,802,047)	$(147,958)	$(5,337,840)

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2022
	Calvert VP EAFE International Index Portfolio - Class F	Calvert VP Investment Grade Bond Index Portfolio - Class F	Calvert VP Nasdaq 100® Index Portfolio - Class F	Calvert VP Russell 2000® Small Cap Index Portfolio - Class F

Assets
Investments in shares of mutual funds, at fair value	$3,302,319	$4,699,605	$347,526	$5,672,577
Total assets	3,302,319	4,699,605	347,526	5,672,577
Total liabilities	—	—	—	—
Net assets	$3,302,319	$4,699,605	$347,526	$5,672,577

Net assets
Applicable to accumulation units	$3,302,319	$4,699,605	$347,526	$5,672,577
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$3,302,319	$4,699,605	$347,526	$5,672,577

Investments in shares of mutual funds, at cost	$3,495,307	$5,542,980	$379,362	$6,863,243

Shares of mutual funds owned	39,768	101,657	3,820	82,872

Accumulation units outstanding	324,344	483,643	39,973	483,029
Annuitized units outstanding	—	—	—	—
Total units outstanding	324,344	483,643	39,973	483,029

Statements of Operations
Year ended December 31, 2022
	Calvert VP EAFE International Index Portfolio - Class F	Calvert VP Investment Grade Bond Index Portfolio - Class F	Calvert VP Nasdaq 100® Index Portfolio - Class F	Calvert VP Russell 2000® Small Cap Index Portfolio - Class F

Net investment income (loss)
Investment income:
Dividends	$113,853	$130,232	$402	$49,379

Expenses:
Mortality and expense risks	18,535	28,132	644	37,891
Administrative charges	4,553	6,874	150	8,692
Separate account rider charges	—	—	—	—
Net investment income (loss)	90,765	95,226	(392)	2,796

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(338)	(75,116)	(2,213)	(26,557)
Capital gains distributions	—	—	10,404	619,972
Total realized gains (losses) on investments	(338)	(75,116)	8,191	593,415

Change in net unrealized appreciation (depreciation)
of investments	(596,247)	(683,721)	(31,836)	(2,046,557)

Net gains (losses) on investments	(505,820)	(663,611)	(24,037)	(1,450,346)

Net increase (decrease) in net assets resulting from operations	$(505,820)	$(663,611)	$(24,037)	$(1,450,346)

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2022
	Calvert VP S&P MidCap 400 Index Portfolio - Class F	Clearbridge Variable Small Cap Growth Portfolio - Class II	Columbia Variable Portfolio Limited Duration Credit Fund - Class 2	Columbia Variable Portfolio Small Cap Value Fund - Class 2

Assets
Investments in shares of mutual funds, at fair value	$7,597,540	$4,287,076	$5,011,423	$3,052,099
Total assets	7,597,540	4,287,076	5,011,423	3,052,099
Total liabilities	—	—	—	—
Net assets	$7,597,540	$4,287,076	$5,011,423	$3,052,099

Net assets
Applicable to accumulation units	$7,597,540	$4,287,076	$5,011,423	$3,052,099
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$7,597,540	$4,287,076	$5,011,423	$3,052,099

Investments in shares of mutual funds, at cost	$8,008,286	$5,954,877	$5,346,718	$4,046,413

Shares of mutual funds owned	69,677	183,287	549,498	268,907

Accumulation units outstanding	560,030	312,369	491,753	238,506
Annuitized units outstanding	—	—	—	—
Total units outstanding	560,030	312,369	491,753	238,506

Statements of Operations
Year ended December 31, 2022
	Calvert VP S&P MidCap 400 Index Portfolio - Class F	Clearbridge Variable Small Cap Growth Portfolio - Class II	Columbia Variable Portfolio Limited Duration Credit Fund - Class 2	Columbia Variable Portfolio Small Cap Value Fund - Class 2

Net investment income (loss)
Investment income:
Dividends	$74,229	$—	$27,663	$14,166

Expenses:
Mortality and expense risks	53,137	29,479	38,991	19,531
Administrative charges	11,675	6,868	7,473	4,447
Separate account rider charges	—	—	115	—
Net investment income (loss)	9,417	(36,347)	(18,916)	(9,812)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	51,947	(84,827)	(120,773)	11,741
Capital gains distributions	840,144	103,140	—	1,112,496
Total realized gains (losses) on investments	892,091	18,313	(120,773)	1,124,237

Change in net unrealized appreciation (depreciation)
of investments	(2,152,517)	(1,790,148)	(252,581)	(1,437,576)

Net gains (losses) on investments	(1,251,009)	(1,808,182)	(392,270)	(323,151)

Net increase (decrease) in net assets resulting from operations	$(1,251,009)	$(1,808,182)	$(392,270)	$(323,151)

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2022
	Core Plus Bond Account - Class 1	Delaware VIP® Small Cap Value Series - Service Class	Diversified Balanced Account - Class 1	Diversified Balanced Account - Class 2

Assets
Investments in shares of mutual funds, at fair value	$80,270,498	$2,051,060	$17,371,950	$715,955,662
Total assets	80,270,498	2,051,060	17,371,950	715,955,662
Total liabilities	—	—	—	—
Net assets	$80,270,498	$2,051,060	$17,371,950	$715,955,662

Net assets
Applicable to accumulation units	$80,270,498	$2,051,060	$17,371,950	$715,955,662
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$80,270,498	$2,051,060	$17,371,950	$715,955,662

Investments in shares of mutual funds, at cost	$96,964,953	$2,002,248	$20,033,347	$778,669,140

Shares of mutual funds owned	8,521,284	55,705	1,280,173	52,605,118

Accumulation units outstanding	4,145,066	116,017	1,428,595	39,507,449
Annuitized units outstanding	—	—	—	—
Total units outstanding	4,145,066	116,017	1,428,595	39,507,449

Statements of Operations
Year ended December 31, 2022
	Core Plus Bond Account - Class 1	Delaware VIP® Small Cap Value Series - Service Class	Diversified Balanced Account - Class 1	Diversified Balanced Account - Class 2

Net investment income (loss)
Investment income:
Dividends	$2,753,507	$12,528	$474,569	$16,805,883

Expenses:
Mortality and expense risks	1,100,650	29,324	227,658	9,998,784
Administrative charges	91,604	3,140	8,676	1,199,994
Separate account rider charges	18,768	885	—	125,284
Net investment income (loss)	1,542,485	(20,821)	238,235	5,481,821

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(1,638,757)	5,528	(68,339)	18,289,455
Capital gains distributions	1,041,314	167,020	1,746,887	70,857,630
Total realized gains (losses) on investments	(597,443)	172,548	1,678,548	89,147,085

Change in net unrealized appreciation (depreciation)
of investments	(17,071,743)	(524,716)	(5,519,528)	(246,797,812)

Net gains (losses) on investments	(16,126,701)	(372,989)	(3,602,745)	(152,168,906)

Net increase (decrease) in net assets resulting from operations	$(16,126,701)	$(372,989)	$(3,602,745)	$(152,168,906)

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2022
	Diversified Balanced Managed Volatility Account - Class 2	Diversified Balanced Volatility Control Account - Class 2	Diversified Growth Account - Class 2	Diversified Growth Managed Volatility Account - Class 2

Assets
Investments in shares of mutual funds, at fair value	$141,390,998	$207,130,995	$3,045,204,756	$292,923,999
Total assets	141,390,998	207,130,995	3,045,204,756	292,923,999
Total liabilities	—	—	—	—
Net assets	$141,390,998	$207,130,995	$3,045,204,756	$292,923,999

Net assets
Applicable to accumulation units	$141,390,998	$207,130,995	$3,045,204,756	$292,923,999
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$141,390,998	$207,130,995	$3,045,204,756	$292,923,999

Investments in shares of mutual funds, at cost	$152,183,076	$224,611,102	$3,042,316,679	$299,817,480

Shares of mutual funds owned	12,853,727	19,670,560	187,975,602	24,929,702

Accumulation units outstanding	10,707,272	18,030,392	146,104,511	20,342,686
Annuitized units outstanding	—	—	—	—
Total units outstanding	10,707,272	18,030,392	146,104,511	20,342,686

Statements of Operations
Year ended December 31, 2022
	Diversified Balanced Managed Volatility Account - Class 2	Diversified Balanced Volatility Control Account - Class 2	Diversified Growth Account - Class 2	Diversified Growth Managed Volatility Account - Class 2

Net investment income (loss)
Investment income:
Dividends	$4,162,678	$3,482,155	$68,777,090	$9,313,531

Expenses:
Mortality and expense risks	1,936,178	2,611,957	41,739,057	3,989,260
Administrative charges	235,055	313,471	5,009,272	487,583
Separate account rider charges	33,094	—	326,900	95,966
Net investment income (loss)	1,958,351	556,727	21,701,861	4,740,722

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	2,172,060	1,114,140	87,954,290	6,338,403
Capital gains distributions	11,716,060	12,666,891	289,746,902	26,414,505
Total realized gains (losses) on investments	13,888,120	13,781,031	377,701,192	32,752,908

Change in net unrealized appreciation (depreciation)
of investments	(44,496,813)	(49,314,138)	(1,057,861,428)	(99,571,600)

Net gains (losses) on investments	(28,650,342)	(34,976,380)	(658,458,375)	(62,077,970)

Net increase (decrease) in net assets resulting from operations	$(28,650,342)	$(34,976,380)	$(658,458,375)	$(62,077,970)

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2022
	Diversified Growth Volatility Control - Class 2	Diversified Income Account - Class 2	Diversified International Account - Class 1	DWS Alternative Asset Allocation VIP - Class B

Assets
Investments in shares of mutual funds, at fair value	$1,197,193,966	$254,402,610	$75,371,066	$221,351
Total assets	1,197,193,966	254,402,610	75,371,066	221,351
Total liabilities	—	—	—	—
Net assets	$1,197,193,966	$254,402,610	$75,371,066	$221,351

Net assets
Applicable to accumulation units	$1,197,193,966	$254,402,610	$75,371,066	$221,351
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$1,197,193,966	$254,402,610	$75,371,066	$221,351

Investments in shares of mutual funds, at cost	$1,252,743,397	$290,672,304	$75,616,619	$245,688

Shares of mutual funds owned	108,147,603	21,200,217	5,641,546	17,053

Accumulation units outstanding	98,088,605	19,642,098	2,861,663	19,665
Annuitized units outstanding	—	—	—	—
Total units outstanding	98,088,605	19,642,098	2,861,663	19,665

Statements of Operations
Year ended December 31, 2022
	Diversified Growth Volatility Control - Class 2	Diversified Income Account - Class 2	Diversified International Account - Class 1	DWS Alternative Asset Allocation VIP - Class B

Net investment income (loss)
Investment income:
Dividends	$19,270,634	$5,767,476	$2,121,733	$14,785

Expenses:
Mortality and expense risks	14,765,487	3,442,025	992,743	1,355
Administrative charges	1,772,065	413,091	63,825	273
Separate account rider charges	—	26,131	1,777	—
Net investment income (loss)	2,733,082	1,886,229	1,063,388	13,157

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	3,171,466	3,975,539	2,156,129	728
Capital gains distributions	81,657,992	14,087,769	7,537,522	215
Total realized gains (losses) on investments	84,829,458	18,063,308	9,693,651	943

Change in net unrealized appreciation (depreciation)
of investments	(283,739,660)	(69,551,986)	(32,023,894)	(34,340)

Net gains (losses) on investments	(196,177,120)	(49,602,449)	(21,266,855)	(20,240)

Net increase (decrease) in net assets resulting from operations	$(196,177,120)	$(49,602,449)	$(21,266,855)	$(20,240)

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2022
	DWS Equity 500 Index VIP - Class B2	DWS Small Mid Cap Value VIP - Class B	EQ Advisors TrustSM 1290 VT Convertible Securities Portfolio - Class IB	EQ Advisors TrustSM 1290 VT GAMCO Small Company Value Portfolio - Class IB

Assets
Investments in shares of mutual funds, at fair value	$2,326,973	$1,512,213	$875,779	$443,573
Total assets	2,326,973	1,512,213	875,779	443,573
Total liabilities	—	—	—	—
Net assets	$2,326,973	$1,512,213	$875,779	$443,573

Net assets
Applicable to accumulation units	$2,326,973	$1,512,213	$875,779	$443,573
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$2,326,973	$1,512,213	$875,779	$443,573

Investments in shares of mutual funds, at cost	$2,147,545	$1,570,744	$1,329,714	$485,887

Shares of mutual funds owned	101,217	118,885	106,932	7,117

Accumulation units outstanding	138,399	120,480	74,019	34,181
Annuitized units outstanding	—	—	—	—
Total units outstanding	138,399	120,480	74,019	34,181

Statements of Operations
Year ended December 31, 2022
	DWS Equity 500 Index VIP - Class B2	DWS Small Mid Cap Value VIP - Class B	EQ Advisors TrustSM 1290 VT Convertible Securities Portfolio - Class IB	EQ Advisors TrustSM 1290 VT GAMCO Small Company Value Portfolio - Class IB

Net investment income (loss)
Investment income:
Dividends	$21,883	$7,886	$10,993	$2,413

Expenses:
Mortality and expense risks	23,570	17,057	6,076	2,289
Administrative charges	3,879	2,482	1,368	558
Separate account rider charges	—	199	152	—
Net investment income (loss)	(5,566)	(11,852)	3,397	(434)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	52,641	(14,433)	(48,641)	1,628
Capital gains distributions	151,835	24,943	541	21,500
Total realized gains (losses) on investments	204,476	10,510	(48,100)	23,128

Change in net unrealized appreciation (depreciation)
of investments	(792,316)	(339,878)	(181,394)	(72,686)

Net gains (losses) on investments	(593,406)	(341,220)	(226,097)	(49,992)

Net increase (decrease) in net assets resulting from operations	$(593,406)	$(341,220)	$(226,097)	$(49,992)

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2022
	EQ Advisors TrustSM 1290 VT Micro Cap Portfolio - Class IB	EQ Advisors TrustSM 1290 VT SmartBeta Equity ESG Portfolio - Class IB	EQ Advisors TrustSM 1290 VT Socially Responsible Portfolio - Class IB	Equity Income Account - Class 1

Assets
Investments in shares of mutual funds, at fair value	$514,598	$554,771	$684,677	$170,634,956
Total assets	514,598	554,771	684,677	170,634,956
Total liabilities	—	—	—	—
Net assets	$514,598	$554,771	$684,677	$170,634,956

Net assets
Applicable to accumulation units	$514,598	$554,771	$684,677	$170,468,598
Applicable to contracts in annuitization period	—	—	—	166,358
Total net assets	$514,598	$554,771	$684,677	$170,634,956

Investments in shares of mutual funds, at cost	$877,026	$588,885	$789,706	$159,666,993

Shares of mutual funds owned	63,531	36,788	43,225	6,429,350

Accumulation units outstanding	39,624	44,833	52,042	8,024,520
Annuitized units outstanding	—	—	—	12,309
Total units outstanding	39,624	44,833	52,042	8,036,829

Statements of Operations
Year ended December 31, 2022
	EQ Advisors TrustSM 1290 VT Micro Cap Portfolio - Class IB	EQ Advisors TrustSM 1290 VT SmartBeta Equity ESG Portfolio - Class IB	EQ Advisors TrustSM 1290 VT Socially Responsible Portfolio - Class IB	Equity Income Account - Class 1

Net investment income (loss)
Investment income:
Dividends	$889	$6,279	$4,224	$3,456,226

Expenses:
Mortality and expense risks	6,906	3,362	6,479	2,256,153
Administrative charges	1,011	784	953	185,854
Separate account rider charges	—	—	1,202	4,853
Net investment income (loss)	(7,028)	2,133	(4,410)	1,009,366

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(297,966)	1,363	8,260	7,148,918
Capital gains distributions	15,188	8,441	3,794	20,017,481
Total realized gains (losses) on investments	(282,778)	9,804	12,054	27,166,399

Change in net unrealized appreciation (depreciation)
of investments	(17,534)	(100,313)	(190,402)	(53,268,638)

Net gains (losses) on investments	(307,340)	(88,376)	(182,758)	(25,092,873)

Net increase (decrease) in net assets resulting from operations	$(307,340)	$(88,376)	$(182,758)	$(25,092,873)

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2022
	Equity Income Account - Class 2	Fidelity® VIP Contrafund® Portfolio - Service Class	Fidelity® VIP Contrafund® Portfolio - Service Class 2	Fidelity® VIP Energy Portfolio - Service Class 2

Assets
Investments in shares of mutual funds, at fair value	$13,814,704	$29,039,833	$48,745,400	$1,654,425
Total assets	13,814,704	29,039,833	48,745,400	1,654,425
Total liabilities	—	—	—	—
Net assets	$13,814,704	$29,039,833	$48,745,400	$1,654,425

Net assets
Applicable to accumulation units	$13,814,704	$29,039,833	$48,745,400	$1,654,425
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$13,814,704	$29,039,833	$48,745,400	$1,654,425

Investments in shares of mutual funds, at cost	$14,859,618	$27,286,982	$49,923,533	$1,546,013

Shares of mutual funds owned	527,480	771,720	1,334,028	66,098

Accumulation units outstanding	966,558	680,084	1,929,354	169,424
Annuitized units outstanding	—	—	—	—
Total units outstanding	966,558	680,084	1,929,354	169,424

Statements of Operations
Year ended December 31, 2022
	Equity Income Account - Class 2	Fidelity® VIP Contrafund® Portfolio - Service Class	Fidelity® VIP Contrafund® Portfolio - Service Class 2	Fidelity® VIP Energy Portfolio - Service Class 2

Net investment income (loss)
Investment income:
Dividends	$246,509	$131,232	$144,041	$25,707

Expenses:
Mortality and expense risks	90,800	421,154	592,089	4,487
Administrative charges	19,816	16,848	82,667	554
Separate account rider charges	—	—	5,090	—
Net investment income (loss)	135,893	(306,770)	(535,805)	20,666

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	175,555	873,315	1,481,416	(396)
Capital gains distributions	1,587,436	1,592,581	2,711,932	—
Total realized gains (losses) on investments	1,762,991	2,465,896	4,193,348	(396)

Change in net unrealized appreciation (depreciation)
of investments	(3,533,577)	(14,049,767)	(22,756,459)	108,412

Net gains (losses) on investments	(1,634,693)	(11,890,641)	(19,098,916)	128,682

Net increase (decrease) in net assets resulting from operations	$(1,634,693)	$(11,890,641)	$(19,098,916)	$128,682

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2022
	Fidelity® VIP Equity-Income - Service Class 2	Fidelity® VIP Freedom 2020 Portfolio - Service Class 2	Fidelity® VIP Freedom 2030 Portfolio - Service Class 2	Fidelity® VIP Freedom 2040 Portfolio - Service Class 2

Assets
Investments in shares of mutual funds, at fair value	$23,853,156	$1,956,919	$2,732,092	$2,238,997
Total assets	23,853,156	1,956,919	2,732,092	2,238,997
Total liabilities	—	—	—	—
Net assets	$23,853,156	$1,956,919	$2,732,092	$2,238,997

Net assets
Applicable to accumulation units	$23,853,156	$1,956,919	$2,732,092	$2,238,997
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$23,853,156	$1,956,919	$2,732,092	$2,238,997

Investments in shares of mutual funds, at cost	$22,684,489	$2,459,801	$3,298,119	$2,543,249

Shares of mutual funds owned	1,050,337	170,761	200,594	104,577

Accumulation units outstanding	805,037	176,578	236,127	180,951
Annuitized units outstanding	—	—	—	—
Total units outstanding	805,037	176,578	236,127	180,951

Statements of Operations
Year ended December 31, 2022
	Fidelity® VIP Equity-Income - Service Class 2	Fidelity® VIP Freedom 2020 Portfolio - Service Class 2	Fidelity® VIP Freedom 2030 Portfolio - Service Class 2	Fidelity® VIP Freedom 2040 Portfolio - Service Class 2

Net investment income (loss)
Investment income:
Dividends	$421,773	$40,686	$49,455	$33,011

Expenses:
Mortality and expense risks	325,017	13,262	17,654	13,779
Administrative charges	21,933	3,316	4,414	3,445
Separate account rider charges	2,199	—	—	—
Net investment income (loss)	72,624	24,108	27,387	15,787

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	600,929	(100,975)	(65,396)	373
Capital gains distributions	848,267	237,828	196,267	192,578
Total realized gains (losses) on investments	1,449,196	136,853	130,871	192,951

Change in net unrealized appreciation (depreciation)
of investments	(3,464,839)	(609,854)	(779,824)	(723,307)

Net gains (losses) on investments	(1,943,019)	(448,893)	(621,566)	(514,569)

Net increase (decrease) in net assets resulting from operations	$(1,943,019)	$(448,893)	$(621,566)	$(514,569)

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2022
	Fidelity® VIP Freedom 2050 Portfolio - Service Class 2	Fidelity® VIP Government Money Market Portfolio - Initial Class	Fidelity® VIP Government Money Market Portfolio - Service Class 2	Fidelity® VIP Growth Portfolio - Service Class

Assets
Investments in shares of mutual funds, at fair value	$940,129	$41,297,258	$36,669,727	$13,140,254
Total assets	940,129	41,297,258	36,669,727	13,140,254
Total liabilities	—	—	—	—
Net assets	$940,129	$41,297,258	$36,669,727	$13,140,254

Net assets
Applicable to accumulation units	$940,129	$41,297,258	$36,669,727	$13,140,254
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$940,129	$41,297,258	$36,669,727	$13,140,254

Investments in shares of mutual funds, at cost	$1,182,130	$41,296,931	$36,669,727	$14,005,390

Shares of mutual funds owned	48,261	41,297,247	36,669,727	185,126

Accumulation units outstanding	75,983	8,713,882	3,688,511	382,773
Annuitized units outstanding	—	—	—	—
Total units outstanding	75,983	8,713,882	3,688,511	382,773

Statements of Operations
Year ended December 31, 2022
	Fidelity® VIP Freedom 2050 Portfolio - Service Class 2	Fidelity® VIP Government Money Market Portfolio - Initial Class	Fidelity® VIP Government Money Market Portfolio - Service Class 2	Fidelity® VIP Growth Portfolio - Service Class

Net investment income (loss)
Investment income:
Dividends	$15,843	$572,922	$440,683	$79,563

Expenses:
Mortality and expense risks	6,808	425,122	240,602	194,579
Administrative charges	1,702	34,678	43,775	7,784
Separate account rider charges	—	1,345	—	—
Net investment income (loss)	7,333	111,777	156,306	(122,800)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(109,686)	—	—	651,284
Capital gains distributions	115,074	—	—	1,165,941
Total realized gains (losses) on investments	5,388	—	—	1,817,225

Change in net unrealized appreciation (depreciation)
of investments	(297,912)	310	—	(6,653,555)

Net gains (losses) on investments	(285,191)	112,087	156,306	(4,959,130)

Net increase (decrease) in net assets resulting from operations	$(285,191)	$112,087	$156,306	$(4,959,130)

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2022
	Fidelity® VIP Growth Portfolio - Service Class 2	Fidelity® VIP Health Care Portfolio - Service Class 2	Fidelity® VIP Mid Cap Portfolio - Service Class	Fidelity® VIP Mid Cap Portfolio - Service Class 2

Assets
Investments in shares of mutual funds, at fair value	$10,667,470	$337,743	$116,768	$23,491,721
Total assets	10,667,470	337,743	116,768	23,491,721
Total liabilities	—	—	—	—
Net assets	$10,667,470	$337,743	$116,768	$23,491,721

Net assets
Applicable to accumulation units	$10,667,470	$337,743	$116,768	$23,491,721
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$10,667,470	$337,743	$116,768	$23,491,721

Investments in shares of mutual funds, at cost	$11,662,878	$333,438	$147,067	$25,253,874

Shares of mutual funds owned	153,998	10,344	3,621	752,940

Accumulation units outstanding	234,368	31,099	6,676	1,027,086
Annuitized units outstanding	—	—	—	—
Total units outstanding	234,368	31,099	6,676	1,027,086

Statements of Operations
Year ended December 31, 2022
	Fidelity® VIP Growth Portfolio - Service Class 2	Fidelity® VIP Health Care Portfolio - Service Class 2	Fidelity® VIP Mid Cap Portfolio - Service Class	Fidelity® VIP Mid Cap Portfolio - Service Class 2

Net investment income (loss)
Investment income:
Dividends	$44,222	$—	$494	$67,104

Expenses:
Mortality and expense risks	152,165	1,061	1,135	273,160
Administrative charges	18,262	205	—	38,654
Separate account rider charges	3,601	—	—	7,681
Net investment income (loss)	(129,806)	(1,266)	(641)	(252,391)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	543,237	2,517	163	370,453
Capital gains distributions	949,009	—	7,975	1,744,019
Total realized gains (losses) on investments	1,492,246	2,517	8,138	2,114,472

Change in net unrealized appreciation (depreciation)
of investments	(5,282,391)	4,305	(29,175)	(6,826,424)

Net gains (losses) on investments	(3,919,951)	5,556	(21,678)	(4,964,343)

Net increase (decrease) in net assets resulting from operations	$(3,919,951)	$5,556	$(21,678)	$(4,964,343)

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2022
	Fidelity® VIP Overseas Portfolio - Service Class 2	Franklin Global Real Estate VIP Fund - Class 2	Franklin Income VIP Fund - Class 4	Franklin Rising Dividends VIP Fund - Class 4

Assets
Investments in shares of mutual funds, at fair value	$18,603,460	$1,642,771	$4,658,809	$7,288,323
Total assets	18,603,460	1,642,771	4,658,809	7,288,323
Total liabilities	—	—	—	—
Net assets	$18,603,460	$1,642,771	$4,658,809	$7,288,323

Net assets
Applicable to accumulation units	$18,603,460	$1,642,771	$4,658,809	$7,288,323
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$18,603,460	$1,642,771	$4,658,809	$7,288,323

Investments in shares of mutual funds, at cost	$18,098,041	$2,137,076	$4,888,878	$7,475,993

Shares of mutual funds owned	867,699	141,740	307,309	269,339

Accumulation units outstanding	1,009,665	162,953	397,565	444,610
Annuitized units outstanding	—	—	—	—
Total units outstanding	1,009,665	162,953	397,565	444,610

Statements of Operations
Year ended December 31, 2022
	Fidelity® VIP Overseas Portfolio - Service Class 2	Franklin Global Real Estate VIP Fund - Class 2	Franklin Income VIP Fund - Class 4	Franklin Rising Dividends VIP Fund - Class 4

Net investment income (loss)
Investment income:
Dividends	$165,638	$43,938	$203,853	$52,839

Expenses:
Mortality and expense risks	226,503	15,808	25,129	47,134
Administrative charges	28,838	2,638	6,184	10,115
Separate account rider charges	723	189	—	—
Net investment income (loss)	(90,426)	25,303	172,540	(4,410)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	267,290	(28,295)	(12,608)	108,098
Capital gains distributions	177,515	131,335	83,355	847,789
Total realized gains (losses) on investments	444,805	103,040	70,747	955,887

Change in net unrealized appreciation (depreciation)
of investments	(6,651,345)	(709,909)	(509,020)	(1,787,570)

Net gains (losses) on investments	(6,296,966)	(581,566)	(265,733)	(836,093)

Net increase (decrease) in net assets resulting from operations	$(6,296,966)	$(581,566)	$(265,733)	$(836,093)

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2022
	Franklin Small Cap Value VIP Fund - Class 2	Franklin U.S. Government Securities VIP Fund - Class 2	Global Emerging Markets Account - Class 1	Goldman Sachs VIT Mid Cap Value Fund - Institutional Shares

Assets
Investments in shares of mutual funds, at fair value	$2,867,859	$2,330,454	$28,639,108	$9,776,525
Total assets	2,867,859	2,330,454	28,639,108	9,776,525
Total liabilities	—	—	—	—
Net assets	$2,867,859	$2,330,454	$28,639,108	$9,776,525

Net assets
Applicable to accumulation units	$2,867,859	$2,330,454	$28,639,108	$9,776,525
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$2,867,859	$2,330,454	$28,639,108	$9,776,525

Investments in shares of mutual funds, at cost	$3,129,339	$2,370,408	$33,768,351	$10,305,744

Shares of mutual funds owned	228,879	228,700	2,138,843	656,583

Accumulation units outstanding	98,330	255,065	1,115,145	262,050
Annuitized units outstanding	—	—	—	—
Total units outstanding	98,330	255,065	1,115,145	262,050

Statements of Operations
Year ended December 31, 2022
	Franklin Small Cap Value VIP Fund - Class 2	Franklin U.S. Government Securities VIP Fund - Class 2	Global Emerging Markets Account - Class 1	Goldman Sachs VIT Mid Cap Value Fund - Institutional Shares

Net investment income (loss)
Investment income:
Dividends	$31,294	$59,949	$498,353	$70,513

Expenses:
Mortality and expense risks	39,785	16,068	385,693	133,358
Administrative charges	4,602	4,004	34,357	15,753
Separate account rider charges	1,183	—	1,532	1,854
Net investment income (loss)	(14,276)	39,877	76,771	(80,452)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(213,967)	(464,817)	(41,615)	67,798
Capital gains distributions	590,560	—	2,993,407	1,516,403
Total realized gains (losses) on investments	376,593	(464,817)	2,951,792	1,584,201

Change in net unrealized appreciation (depreciation)
of investments	(791,538)	47,528	(12,352,787)	(2,922,057)

Net gains (losses) on investments	(429,221)	(377,412)	(9,324,224)	(1,418,308)

Net increase (decrease) in net assets resulting from operations	$(429,221)	$(377,412)	$(9,324,224)	$(1,418,308)

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2022
	Goldman Sachs VIT Mid Cap Value Fund - Service Shares	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Service Shares	Goldman Sachs VIT Small Cap Equity Insights Fund - Institutional Shares	Goldman Sachs VIT Small Cap Equity Insights Fund - Service Shares

Assets
Investments in shares of mutual funds, at fair value	$2,801,728	$634,636	$4,091,490	$949,915
Total assets	2,801,728	634,636	4,091,490	949,915
Total liabilities	—	—	—	—
Net assets	$2,801,728	$634,636	$4,091,490	$949,915

Net assets
Applicable to accumulation units	$2,801,728	$634,636	$4,091,490	$949,915
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$2,801,728	$634,636	$4,091,490	$949,915

Investments in shares of mutual funds, at cost	$3,173,433	$685,020	$4,949,393	$1,220,621

Shares of mutual funds owned	185,914	72,036	393,412	92,494

Accumulation units outstanding	189,401	60,988	150,184	78,799
Annuitized units outstanding	—	—	—	—
Total units outstanding	189,401	60,988	150,184	78,799

Statements of Operations
Year ended December 31, 2022
	Goldman Sachs VIT Mid Cap Value Fund - Service Shares	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Service Shares	Goldman Sachs VIT Small Cap Equity Insights Fund - Institutional Shares	Goldman Sachs VIT Small Cap Equity Insights Fund - Service Shares

Net investment income (loss)
Investment income:
Dividends	$12,390	$21,787	$14,092	$924

Expenses:
Mortality and expense risks	19,671	3,784	59,370	6,879
Administrative charges	3,991	924	6,881	1,487
Separate account rider charges	—	—	764	—
Net investment income (loss)	(11,272)	17,079	(52,923)	(7,442)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	34,654	834	(61,023)	(20,077)
Capital gains distributions	435,148	—	47,251	10,856
Total realized gains (losses) on investments	469,802	834	(13,772)	(9,221)

Change in net unrealized appreciation (depreciation)
of investments	(750,501)	(64,478)	(1,133,346)	(229,416)

Net gains (losses) on investments	(291,971)	(46,565)	(1,200,041)	(246,079)

Net increase (decrease) in net assets resulting from operations	$(291,971)	$(46,565)	$(1,200,041)	$(246,079)

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2022
	Government & High Quality Bond Account - Class 1	Guggenheim VFT Floating Rate Strategies – Series F	Guggenheim VIF Global Managed Futures Strategy Fund	Guggenheim VIF Long Short Equity Fund

Assets
Investments in shares of mutual funds, at fair value	$54,321,092	$5,108,259	$1,546,878	$276,825
Total assets	54,321,092	5,108,259	1,546,878	276,825
Total liabilities	—	—	—	—
Net assets	$54,321,092	$5,108,259	$1,546,878	$276,825

Net assets
Applicable to accumulation units	$54,321,092	$5,108,259	$1,546,878	$276,825
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$54,321,092	$5,108,259	$1,546,878	$276,825

Investments in shares of mutual funds, at cost	$65,264,515	$5,258,267	$1,579,279	$269,758

Shares of mutual funds owned	6,592,366	216,268	88,041	18,345

Accumulation units outstanding	5,669,359	484,940	161,611	26,036
Annuitized units outstanding	—	—	—	—
Total units outstanding	5,669,359	484,940	161,611	26,036

Statements of Operations
Year ended December 31, 2022
	Government & High Quality Bond Account - Class 1	Guggenheim VFT Floating Rate Strategies – Series F	Guggenheim VIF Global Managed Futures Strategy Fund	Guggenheim VIF Long Short Equity Fund

Net investment income (loss)
Investment income:
Dividends	$843,673	$118,700	$39,188	$1,203

Expenses:
Mortality and expense risks	741,763	45,386	10,962	2,207
Administrative charges	56,373	6,428	1,422	380
Separate account rider charges	5,444	977	—	25
Net investment income (loss)	40,093	65,909	26,804	(1,409)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(2,569,885)	(102,789)	(106,327)	7,928
Capital gains distributions	—	—	7,756	—
Total realized gains (losses) on investments	(2,569,885)	(102,789)	(98,571)	7,928

Change in net unrealized appreciation (depreciation)
of investments	(6,477,147)	(41,516)	(27,680)	(51,741)

Net gains (losses) on investments	(9,006,939)	(78,396)	(99,447)	(45,222)

Net increase (decrease) in net assets resulting from operations	$(9,006,939)	$(78,396)	$(99,447)	$(45,222)

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2022
	Guggenheim VIF Multi-Hedge Strategies Fund	Invesco V.I. American Franchise Fund - Series I Shares	Invesco V.I. American Value Fund - Series I Shares	Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares

Assets
Investments in shares of mutual funds, at fair value	$834,444	$3,357,952	$3,084,267	$1,009,978
Total assets	834,444	3,357,952	3,084,267	1,009,978
Total liabilities	—	—	—	—
Net assets	$834,444	$3,357,952	$3,084,267	$1,009,978

Net assets
Applicable to accumulation units	$834,444	$3,357,952	$3,084,267	$1,009,978
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$834,444	$3,357,952	$3,084,267	$1,009,978

Investments in shares of mutual funds, at cost	$843,534	$4,732,819	$3,563,258	$1,278,270

Shares of mutual funds owned	32,685	78,384	196,450	126,722

Accumulation units outstanding	77,580	131,406	307,542	92,801
Annuitized units outstanding	—	—	—	—
Total units outstanding	77,580	131,406	307,542	92,801

Statements of Operations
Year ended December 31, 2022
	Guggenheim VIF Multi-Hedge Strategies Fund	Invesco V.I. American Franchise Fund - Series I Shares	Invesco V.I. American Value Fund - Series I Shares	Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares

Net investment income (loss)
Investment income:
Dividends	$10,235	$—	$25,216	$79,151

Expenses:
Mortality and expense risks	8,168	49,098	42,899	7,578
Administrative charges	1,221	1,964	5,149	1,471
Separate account rider charges	103	—	560	—
Net investment income (loss)	743	(51,062)	(23,392)	70,102

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	12,282	69,499	(71,443)	(12,436)
Capital gains distributions	8,892	1,038,483	615,110	38,294
Total realized gains (losses) on investments	21,174	1,107,982	543,667	25,858

Change in net unrealized appreciation (depreciation)
of investments	(61,141)	(2,686,625)	(691,313)	(263,938)

Net gains (losses) on investments	(39,224)	(1,629,705)	(171,038)	(167,978)

Net increase (decrease) in net assets resulting from operations	$(39,224)	$(1,629,705)	$(171,038)	$(167,978)

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2022
	Invesco V.I. Core Equity Fund - Series I Shares	Invesco V.I. Discovery Mid Cap Growth Fund - Series I Shares	Invesco V.I. EQV International Equity Fund - Series I Shares	Invesco V.I. EQV International Equity Fund - Series II Shares

Assets
Investments in shares of mutual funds, at fair value	$10,837,013	$739,410	$4,695,678	$2,789,977
Total assets	10,837,013	739,410	4,695,678	2,789,977
Total liabilities	—	—	—	—
Net assets	$10,837,013	$739,410	$4,695,678	$2,789,977

Net assets
Applicable to accumulation units	$10,837,013	$739,410	$4,695,678	$2,789,977
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$10,837,013	$739,410	$4,695,678	$2,789,977

Investments in shares of mutual funds, at cost	$13,582,237	$989,850	$5,593,490	$3,499,656

Shares of mutual funds owned	441,426	13,320	162,256	98,170

Accumulation units outstanding	482,450	62,074	367,163	263,157
Annuitized units outstanding	—	—	—	—
Total units outstanding	482,450	62,074	367,163	263,157

Statements of Operations
Year ended December 31, 2022
	Invesco V.I. Core Equity Fund - Series I Shares	Invesco V.I. Discovery Mid Cap Growth Fund - Series I Shares	Invesco V.I. EQV International Equity Fund - Series I Shares	Invesco V.I. EQV International Equity Fund - Series II Shares

Net investment income (loss)
Investment income:
Dividends	$110,106	$—	$85,767	$40,585

Expenses:
Mortality and expense risks	153,518	10,352	62,150	18,340
Administrative charges	6,141	414	7,459	3,995
Separate account rider charges	—	—	875	—
Net investment income (loss)	(49,553)	(10,766)	15,283	18,250

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(98,144)	14,550	(54,814)	(32,152)
Capital gains distributions	1,871,210	224,832	547,085	317,468
Total realized gains (losses) on investments	1,773,066	239,382	492,271	285,316

Change in net unrealized appreciation (depreciation)
of investments	(4,954,870)	(586,282)	(1,692,045)	(884,045)

Net gains (losses) on investments	(3,231,357)	(357,666)	(1,184,491)	(580,479)

Net increase (decrease) in net assets resulting from operations	$(3,231,357)	$(357,666)	$(1,184,491)	$(580,479)

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2022
	Invesco V.I. Health Care Fund - Series I Shares	Invesco V.I. Health Care Fund - Series II Shares	Invesco V.I. Main Street Small Cap Fund - Series II Shares	Invesco V.I. Small Cap Equity Fund - Series I Shares

Assets
Investments in shares of mutual funds, at fair value	$5,706,774	$6,626,492	$353,657	$4,693,483
Total assets	5,706,774	6,626,492	353,657	4,693,483
Total liabilities	—	—	—	—
Net assets	$5,706,774	$6,626,492	$353,657	$4,693,483

Net assets
Applicable to accumulation units	$5,706,774	$6,626,492	$353,657	$4,693,483
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$5,706,774	$6,626,492	$353,657	$4,693,483

Investments in shares of mutual funds, at cost	$6,238,396	$8,194,353	$374,845	$5,589,553

Shares of mutual funds owned	226,910	286,365	15,676	311,652

Accumulation units outstanding	205,758	457,425	17,700	144,469
Annuitized units outstanding	—	—	—	—
Total units outstanding	205,758	457,425	17,700	144,469

Statements of Operations
Year ended December 31, 2022
	Invesco V.I. Health Care Fund - Series I Shares	Invesco V.I. Health Care Fund - Series II Shares	Invesco V.I. Main Street Small Cap Fund - Series II Shares	Invesco V.I. Small Cap Equity Fund - Series I Shares

Net investment income (loss)
Investment income:
Dividends	$—	$—	$973	$—

Expenses:
Mortality and expense risks	74,286	48,380	4,895	65,910
Administrative charges	3,829	10,684	196	6,480
Separate account rider charges	379	—	—	1,070
Net investment income (loss)	(78,494)	(59,064)	(4,118)	(73,460)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(92,331)	(66,609)	7,525	42,411
Capital gains distributions	830,955	1,020,501	45,583	945,396
Total realized gains (losses) on investments	738,624	953,892	53,108	987,807

Change in net unrealized appreciation (depreciation)
of investments	(1,711,981)	(2,148,545)	(128,609)	(2,341,205)

Net gains (losses) on investments	(1,051,851)	(1,253,717)	(79,619)	(1,426,858)

Net increase (decrease) in net assets resulting from operations	$(1,051,851)	$(1,253,717)	$(79,619)	$(1,426,858)

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2022
	Invesco V.I. Technology Fund - Series I Shares	Janus Henderson Balanced Portfolio - Service Shares	Janus Henderson Enterprise Portfolio - Service Shares	Janus Henderson Flexible Bond Portfolio - Service Shares

Assets
Investments in shares of mutual funds, at fair value	$2,026,685	$5,024,771	$8,039,048	$8,222,975
Total assets	2,026,685	5,024,771	8,039,048	8,222,975
Total liabilities	—	—	—	—
Net assets	$2,026,685	$5,024,771	$8,039,048	$8,222,975

Net assets
Applicable to accumulation units	$2,026,685	$5,024,771	$8,039,048	$8,222,975
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$2,026,685	$5,024,771	$8,039,048	$8,222,975

Investments in shares of mutual funds, at cost	$3,514,653	$5,707,425	$8,228,338	$9,838,070

Shares of mutual funds owned	160,976	118,313	128,051	748,224

Accumulation units outstanding	125,965	554,843	260,819	832,695
Annuitized units outstanding	—	—	—	—
Total units outstanding	125,965	554,843	260,819	832,695

Statements of Operations
Year ended December 31, 2022
	Invesco V.I. Technology Fund - Series I Shares	Janus Henderson Balanced Portfolio - Service Shares	Janus Henderson Enterprise Portfolio - Service Shares	Janus Henderson Flexible Bond Portfolio - Service Shares

Net investment income (loss)
Investment income:
Dividends	$—	$57,787	$22,943	$184,534

Expenses:
Mortality and expense risks	31,355	31,695	107,240	67,034
Administrative charges	1,254	7,098	4,290	12,048
Separate account rider charges	—	—	—	1,406
Net investment income (loss)	(32,609)	18,994	(88,587)	104,046

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	85,323	(242,150)	155,032	(248,847)
Capital gains distributions	929,179	138,607	1,492,021	130,155
Total realized gains (losses) on investments	1,014,502	(103,543)	1,647,053	(118,692)

Change in net unrealized appreciation (depreciation)
of investments	(2,404,177)	(838,129)	(3,310,300)	(1,362,900)

Net gains (losses) on investments	(1,422,284)	(922,678)	(1,751,834)	(1,377,546)

Net increase (decrease) in net assets resulting from operations	$(1,422,284)	$(922,678)	$(1,751,834)	$(1,377,546)

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2022
	Janus Henderson Global Sustainable Equity Portfolio - Service Shares	Janus Henderson Global Technology and Innovation Portfolio - Service Shares	LargeCap Growth Account I - Class 1	LargeCap S&P 500 Index Account - Class 1

Assets
Investments in shares of mutual funds, at fair value	$46,224	$4,473,498	$126,043,376	$83,767,560
Total assets	46,224	4,473,498	126,043,376	83,767,560
Total liabilities	—	—	—	—
Net assets	$46,224	$4,473,498	$126,043,376	$83,767,560

Net assets
Applicable to accumulation units	$46,224	$4,473,498	$126,043,376	$83,767,560
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$46,224	$4,473,498	$126,043,376	$83,767,560

Investments in shares of mutual funds, at cost	$45,707	$7,009,140	$149,362,871	$81,466,903

Shares of mutual funds owned	5,432	429,731	4,170,859	4,592,520

Accumulation units outstanding	4,975	351,876	2,646,483	3,259,852
Annuitized units outstanding	—	—	—	—
Total units outstanding	4,975	351,876	2,646,483	3,259,852

Statements of Operations
Year ended December 31, 2022
	Janus Henderson Global Sustainable Equity Portfolio - Service Shares	Janus Henderson Global Technology and Innovation Portfolio - Service Shares	LargeCap Growth Account I - Class 1	LargeCap S&P 500 Index Account - Class 1

Net investment income (loss)
Investment income:
Dividends	$264	$—	$—	$1,195,875

Expenses:
Mortality and expense risks	137	35,571	1,780,118	1,124,496
Administrative charges	16	8,590	104,406	84,956
Separate account rider charges	—	—	4,255	11,077
Net investment income (loss)	111	(44,161)	(1,888,779)	(24,654)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(1,096)	(1,234,806)	4,104,291	5,969,730
Capital gains distributions	—	1,111,352	17,490,266	10,007,722
Total realized gains (losses) on investments	(1,096)	(123,454)	21,594,557	15,977,452

Change in net unrealized appreciation (depreciation)
of investments	517	(3,001,313)	(91,733,925)	(37,610,249)

Net gains (losses) on investments	(468)	(3,168,928)	(72,028,147)	(21,657,451)

Net increase (decrease) in net assets resulting from operations	$(468)	$(3,168,928)	$(72,028,147)	$(21,657,451)

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2022
	LargeCap S&P 500 Index Account - Class 2	MFS® International Intrinsic Value Portfolio - Service Class	MFS® New Discovery Series - Service Class	MFS® Utilities Series - Service Class

Assets
Investments in shares of mutual funds, at fair value	$42,043,026	$7,132,647	$5,305,892	$17,010,328
Total assets	42,043,026	7,132,647	5,305,892	17,010,328
Total liabilities	—	—	—	—
Net assets	$42,043,026	$7,132,647	$5,305,892	$17,010,328

Net assets
Applicable to accumulation units	$42,043,026	$7,132,647	$5,305,892	$17,010,328
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$42,043,026	$7,132,647	$5,305,892	$17,010,328

Investments in shares of mutual funds, at cost	$48,319,445	$8,031,602	$9,393,082	$15,564,196

Shares of mutual funds owned	2,347,461	266,641	600,214	478,221

Accumulation units outstanding	2,783,367	589,127	368,849	828,838
Annuitized units outstanding	—	—	—	—
Total units outstanding	2,783,367	589,127	368,849	828,838

Statements of Operations
Year ended December 31, 2022
	LargeCap S&P 500 Index Account - Class 2	MFS® International Intrinsic Value Portfolio - Service Class	MFS® New Discovery Series - Service Class	MFS® Utilities Series - Service Class

Net investment income (loss)
Investment income:
Dividends	$489,304	$43,706	$—	$382,792

Expenses:
Mortality and expense risks	277,998	78,935	46,989	171,517
Administrative charges	63,832	12,051	8,689	25,251
Separate account rider charges	—	274	918	2,512
Net investment income (loss)	147,474	(47,554)	(56,596)	183,512

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	196,082	6,252	(409,555)	664,619
Capital gains distributions	4,877,658	384,897	2,101,475	673,039
Total realized gains (losses) on investments	5,073,740	391,149	1,691,920	1,337,658

Change in net unrealized appreciation (depreciation)
of investments	(14,501,852)	(3,081,933)	(4,123,470)	(1,690,485)

Net gains (losses) on investments	(9,280,638)	(2,738,338)	(2,488,146)	(169,315)

Net increase (decrease) in net assets resulting from operations	$(9,280,638)	$(2,738,338)	$(2,488,146)	$(169,315)

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2022
	MFS® Value Series - Service Class	MidCap Account - Class 1	MidCap Account - Class 2	Neuberger Berman AMT Mid Cap Growth Portfolio - Class S

Assets
Investments in shares of mutual funds, at fair value	$4,010,570	$254,820,062	$14,344,064	$2,914,028
Total assets	4,010,570	254,820,062	14,344,064	2,914,028
Total liabilities	—	—	—	—
Net assets	$4,010,570	$254,820,062	$14,344,064	$2,914,028

Net assets
Applicable to accumulation units	$4,010,570	$254,820,062	$14,344,064	$2,914,028
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$4,010,570	$254,820,062	$14,344,064	$2,914,028

Investments in shares of mutual funds, at cost	$3,828,345	$277,550,799	$17,886,762	$3,993,193

Shares of mutual funds owned	190,707	4,972,099	283,704	149,976

Accumulation units outstanding	110,623	1,990,595	1,295,549	199,102
Annuitized units outstanding	—	—	—	—
Total units outstanding	110,623	1,990,595	1,295,549	199,102

Statements of Operations
Year ended December 31, 2022
	MFS® Value Series - Service Class	MidCap Account - Class 1	MidCap Account - Class 2	Neuberger Berman AMT Mid Cap Growth Portfolio - Class S

Net investment income (loss)
Investment income:
Dividends	$44,726	$526,370	$—	$—

Expenses:
Mortality and expense risks	48,770	3,440,727	81,611	31,969
Administrative charges	5,853	214,636	19,604	4,971
Separate account rider charges	663	192	—	147
Net investment income (loss)	(10,560)	(3,129,185)	(101,215)	(37,087)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	163,205	2,159,308	(101,891)	83,324
Capital gains distributions	235,439	29,187,080	1,558,240	665,240
Total realized gains (losses) on investments	398,644	31,346,388	1,456,349	748,564

Change in net unrealized appreciation (depreciation)
of investments	(734,831)	(115,349,867)	(4,827,479)	(2,024,564)

Net gains (losses) on investments	(346,747)	(87,132,664)	(3,472,345)	(1,313,087)

Net increase (decrease) in net assets resulting from operations	$(346,747)	$(87,132,664)	$(3,472,345)	$(1,313,087)

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2022
	Neuberger Berman AMT Sustainable Equity Portfolio - Class I	Neuberger Berman AMT Sustainable Equity Portfolio - Class S	PIMCO All Asset Portfolio - Administrative Class	PIMCO All Asset Portfolio - Advisor Class

Assets
Investments in shares of mutual funds, at fair value	$4,699,388	$193,556	$1,634,354	$318,531
Total assets	4,699,388	193,556	1,634,354	318,531
Total liabilities	—	—	—	—
Net assets	$4,699,388	$193,556	$1,634,354	$318,531

Net assets
Applicable to accumulation units	$4,699,388	$193,556	$1,634,354	$318,531
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$4,699,388	$193,556	$1,634,354	$318,531

Investments in shares of mutual funds, at cost	$4,579,671	$213,315	$1,986,222	$402,016

Shares of mutual funds owned	175,350	7,193	189,600	36,362

Accumulation units outstanding	134,676	14,990	93,014	28,004
Annuitized units outstanding	—	—	—	—
Total units outstanding	134,676	14,990	93,014	28,004

Statements of Operations
Year ended December 31, 2022
	Neuberger Berman AMT Sustainable Equity Portfolio - Class I	Neuberger Berman AMT Sustainable Equity Portfolio - Class S	PIMCO All Asset Portfolio - Administrative Class	PIMCO All Asset Portfolio - Advisor Class

Net investment income (loss)
Investment income:
Dividends	$23,085	$177	$140,394	$29,418

Expenses:
Mortality and expense risks	67,206	768	22,872	2,515
Administrative charges	8,066	188	2,746	558
Separate account rider charges	759	—	141	—
Net investment income (loss)	(52,946)	(779)	114,635	26,345

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	211,403	488	33,994	(16,486)
Capital gains distributions	490,325	13,531	147,888	34,449
Total realized gains (losses) on investments	701,728	14,019	181,882	17,963

Change in net unrealized appreciation (depreciation)
of investments	(1,928,108)	(36,626)	(566,047)	(100,609)

Net gains (losses) on investments	(1,279,326)	(23,386)	(269,530)	(56,301)

Net increase (decrease) in net assets resulting from operations	$(1,279,326)	$(23,386)	$(269,530)	$(56,301)

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2022
	PIMCO Commodity Real Return Strategy Portfolio - Class M	PIMCO Emerging Markets Bond Portfolio - Administrative Class	PIMCO High Yield Portfolio - Administrative Class	PIMCO Low Duration Portfolio - Advisor Class

Assets
Investments in shares of mutual funds, at fair value	$851,372	$748,716	$19,820,499	$5,406,202
Total assets	851,372	748,716	19,820,499	5,406,202
Total liabilities	—	—	—	—
Net assets	$851,372	$748,716	$19,820,499	$5,406,202

Net assets
Applicable to accumulation units	$851,372	$748,716	$19,820,499	$5,406,202
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$851,372	$748,716	$19,820,499	$5,406,202

Investments in shares of mutual funds, at cost	$1,048,367	$847,082	$22,566,126	$5,747,533

Shares of mutual funds owned	124,834	74,499	2,927,696	570,274

Accumulation units outstanding	68,047	91,180	1,523,488	560,279
Annuitized units outstanding	—	—	—	—
Total units outstanding	68,047	91,180	1,523,488	560,279

Statements of Operations
Year ended December 31, 2022
	PIMCO Commodity Real Return Strategy Portfolio - Class M	PIMCO Emerging Markets Bond Portfolio - Administrative Class	PIMCO High Yield Portfolio - Administrative Class	PIMCO Low Duration Portfolio - Advisor Class

Net investment income (loss)
Investment income:
Dividends	$179,670	$29,214	$1,070,696	$84,532

Expenses:
Mortality and expense risks	6,496	3,555	208,547	34,703
Administrative charges	1,347	886	31,802	7,654
Separate account rider charges	—	—	2,114	—
Net investment income (loss)	171,827	24,773	828,233	42,175

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	27,765	(20,732)	(402,175)	(97,269)
Capital gains distributions	—	—	—	—
Total realized gains (losses) on investments	27,765	(20,732)	(402,175)	(97,269)

Change in net unrealized appreciation (depreciation)
of investments	(221,930)	(90,814)	(3,156,439)	(300,858)

Net gains (losses) on investments	(22,338)	(86,773)	(2,730,381)	(355,952)

Net increase (decrease) in net assets resulting from operations	$(22,338)	$(86,773)	$(2,730,381)	$(355,952)

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2022
	PIMCO Total Return Portfolio - Administrative Class	Principal Capital Appreciation Account - Class 1	Principal Capital Appreciation Account - Class 2	Principal LifeTime 2010 Account - Class 1

Assets
Investments in shares of mutual funds, at fair value	$25,160,301	$72,828,065	$11,416,433	$10,221,558
Total assets	25,160,301	72,828,065	11,416,433	10,221,558
Total liabilities	—	—	—	—
Net assets	$25,160,301	$72,828,065	$11,416,433	$10,221,558

Net assets
Applicable to accumulation units	$25,160,301	$72,828,065	$11,416,433	$10,221,558
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$25,160,301	$72,828,065	$11,416,433	$10,221,558

Investments in shares of mutual funds, at cost	$30,358,773	$65,546,241	$12,559,020	$11,902,296

Shares of mutual funds owned	2,801,815	2,398,816	383,359	943,819

Accumulation units outstanding	2,363,685	2,869,334	719,035	575,420
Annuitized units outstanding	—	—	—	—
Total units outstanding	2,363,685	2,869,334	719,035	575,420

Statements of Operations
Year ended December 31, 2022
	PIMCO Total Return Portfolio - Administrative Class	Principal Capital Appreciation Account - Class 1	Principal Capital Appreciation Account - Class 2	Principal LifeTime 2010 Account - Class 1

Net investment income (loss)
Investment income:
Dividends	$704,397	$635,921	$73,057	$322,422

Expenses:
Mortality and expense risks	250,364	1,006,071	73,729	144,787
Administrative charges	40,340	91,482	17,078	15,660
Separate account rider charges	897	5,863	—	1,184
Net investment income (loss)	412,796	(467,495)	(17,750)	160,791

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(834,374)	4,587,421	218,120	(74,003)
Capital gains distributions	—	9,494,216	1,427,139	453,044
Total realized gains (losses) on investments	(834,374)	14,081,637	1,645,259	379,041

Change in net unrealized appreciation (depreciation)
of investments	(4,198,372)	(30,821,805)	(3,904,785)	(2,484,254)

Net gains (losses) on investments	(4,619,950)	(17,207,663)	(2,277,276)	(1,944,422)

Net increase (decrease) in net assets resulting from operations	$(4,619,950)	$(17,207,663)	$(2,277,276)	$(1,944,422)

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2022
	Principal LifeTime 2020 Account - Class 1	Principal LifeTime 2030 Account - Class 1	Principal LifeTime 2040 Account - Class 1	Principal LifeTime 2050 Account - Class 1

Assets
Investments in shares of mutual funds, at fair value	$54,253,875	$40,825,671	$11,033,909	$7,891,684
Total assets	54,253,875	40,825,671	11,033,909	7,891,684
Total liabilities	—	—	—	—
Net assets	$54,253,875	$40,825,671	$11,033,909	$7,891,684

Net assets
Applicable to accumulation units	$54,253,875	$40,825,671	$11,033,909	$7,891,684
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$54,253,875	$40,825,671	$11,033,909	$7,891,684

Investments in shares of mutual funds, at cost	$62,087,633	$43,479,786	$11,464,422	$8,168,195

Shares of mutual funds owned	4,669,008	3,489,374	756,265	565,307

Accumulation units outstanding	2,611,556	1,875,245	479,572	343,572
Annuitized units outstanding	—	—	—	—
Total units outstanding	2,611,556	1,875,245	479,572	343,572

Statements of Operations
Year ended December 31, 2022
	Principal LifeTime 2020 Account - Class 1	Principal LifeTime 2030 Account - Class 1	Principal LifeTime 2040 Account - Class 1	Principal LifeTime 2050 Account - Class 1

Net investment income (loss)
Investment income:
Dividends	$1,974,529	$1,312,032	$395,605	$315,598

Expenses:
Mortality and expense risks	759,691	576,238	154,340	108,046
Administrative charges	85,151	66,684	17,843	13,192
Separate account rider charges	2,922	2,637	777	189
Net investment income (loss)	1,126,765	666,473	222,645	194,171

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	348,340	274,843	275,013	169,183
Capital gains distributions	4,186,991	3,086,066	854,669	732,691
Total realized gains (losses) on investments	4,535,331	3,360,909	1,129,682	901,874

Change in net unrealized appreciation (depreciation)
of investments	(17,062,765)	(14,404,495)	(4,412,949)	(3,324,175)

Net gains (losses) on investments	(11,400,669)	(10,377,113)	(3,060,622)	(2,228,130)

Net increase (decrease) in net assets resulting from operations	$(11,400,669)	$(10,377,113)	$(3,060,622)	$(2,228,130)

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2022
	Principal LifeTime Strategic Income Account - Class 1	U.S. LargeCap Buffer January Account - Class 2	U.S. LargeCap Buffer July Account - Class 2	U.S. LargeCap Buffer October Account - Class 2

Assets
Investments in shares of mutual funds, at fair value	$6,181,343	$25,599,118	$25,218,373	$16,910,356
Total assets	6,181,343	25,599,118	25,218,373	16,910,356
Total liabilities	—	—	—	—
Net assets	$6,181,343	$25,599,118	$25,218,373	$16,910,356

Net assets
Applicable to accumulation units	$6,181,343	$25,599,118	$25,218,373	$16,910,356
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$6,181,343	$25,599,118	$25,218,373	$16,910,356

Investments in shares of mutual funds, at cost	$7,235,383	$25,599,118	$25,204,312	$16,353,058

Shares of mutual funds owned	610,804	2,559,912	2,482,123	1,608,978

Accumulation units outstanding	399,061	2,560,113	2,485,302	1,610,105
Annuitized units outstanding	—	—	—	—
Total units outstanding	399,061	2,560,113	2,485,302	1,610,105

Statements of Operations
Year ended December 31, 2022
	Principal LifeTime Strategic Income Account - Class 1	U.S. LargeCap Buffer January Account - Class 2	U.S. LargeCap Buffer July Account - Class 2	U.S. LargeCap Buffer October Account - Class 2

Net investment income (loss)
Investment income:
Dividends	$234,820	$—	$87,700	$37,254

Expenses:
Mortality and expense risks	92,562	1,131	87,731	43,251
Administrative charges	9,808	197	17,922	7,905
Separate account rider charges	263	2	5	23
Net investment income (loss)	132,187	(1,330)	(17,958)	(13,925)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(73,558)	—	84,828	506,514
Capital gains distributions	305,134	—	—	—
Total realized gains (losses) on investments	231,576	—	84,828	506,514

Change in net unrealized appreciation (depreciation)
of investments	(1,597,979)	—	14,061	557,298

Net gains (losses) on investments	(1,234,216)	(1,330)	80,931	1,049,887

Net increase (decrease) in net assets resulting from operations	$(1,234,216)	$(1,330)	$80,931	$1,049,887

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2022
	Real Estate Securities Account - Class 1	Real Estate Securities Account - Class 2	Rydex VIF Basic Materials Fund	Rydex V.I. Commodities Strategy Fund

Assets
Investments in shares of mutual funds, at fair value	$44,770,620	$9,160,822	$673,756	$2,633,592
Total assets	44,770,620	9,160,822	673,756	2,633,592
Total liabilities	—	—	—	—
Net assets	$44,770,620	$9,160,822	$673,756	$2,633,592

Net assets
Applicable to accumulation units	$44,770,620	$9,160,822	$673,756	$2,633,592
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$44,770,620	$9,160,822	$673,756	$2,633,592

Investments in shares of mutual funds, at cost	$53,737,925	$11,024,084	$669,705	$2,904,860

Shares of mutual funds owned	2,638,221	538,872	7,230	25,942

Accumulation units outstanding	662,149	707,012	48,812	262,794
Annuitized units outstanding	—	—	—	—
Total units outstanding	662,149	707,012	48,812	262,794

Statements of Operations
Year ended December 31, 2022
	Real Estate Securities Account - Class 1	Real Estate Securities Account - Class 2	Rydex VIF Basic Materials Fund	Rydex V.I. Commodities Strategy Fund

Net investment income (loss)
Investment income:
Dividends	$647,907	$106,230	$3,968	$172,433

Expenses:
Mortality and expense risks	668,082	68,982	5,486	26,629
Administrative charges	52,789	14,959	1,089	3,557
Separate account rider charges	6,377	—	—	702
Net investment income (loss)	(79,341)	22,289	(2,607)	141,545

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	158,488	(96,808)	61,704	412,243
Capital gains distributions	3,583,781	707,600	13,148	—
Total realized gains (losses) on investments	3,742,269	610,792	74,852	412,243

Change in net unrealized appreciation (depreciation)
of investments	(20,915,292)	(3,729,425)	(162,605)	(386,473)

Net gains (losses) on investments	(17,252,364)	(3,096,344)	(90,360)	167,315

Net increase (decrease) in net assets resulting from operations	$(17,252,364)	$(3,096,344)	$(90,360)	$167,315

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2022
	Rydex V.I. NASDAQ-100® Fund	SAM Balanced Account Class - 1	SAM Balanced Account Class - 2	SAM Conservative Balanced Account Class - 1

Assets
Investments in shares of mutual funds, at fair value	$8,927,347	$304,354,991	$36,044,365	$69,026,339
Total assets	8,927,347	304,354,991	36,044,365	69,026,339
Total liabilities	—	—	—	—
Net assets	$8,927,347	$304,354,991	$36,044,365	$69,026,339

Net assets
Applicable to accumulation units	$8,927,347	$304,354,991	$36,044,365	$69,026,339
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$8,927,347	$304,354,991	$36,044,365	$69,026,339

Investments in shares of mutual funds, at cost	$11,169,147	$355,459,550	$43,821,313	$79,395,582

Shares of mutual funds owned	192,899	23,946,104	2,883,549	6,747,443

Accumulation units outstanding	563,983	16,624,267	3,034,462	4,112,589
Annuitized units outstanding	—	—	—	—
Total units outstanding	563,983	16,624,267	3,034,462	4,112,589

Statements of Operations
Year ended December 31, 2022
	Rydex V.I. NASDAQ-100® Fund	SAM Balanced Account Class - 1	SAM Balanced Account Class - 2	SAM Conservative Balanced Account Class - 1

Net investment income (loss)
Investment income:
Dividends	$—	$7,966,873	$811,761	$1,859,402

Expenses:
Mortality and expense risks	72,273	4,241,927	255,933	980,610
Administrative charges	15,942	467,665	54,420	108,873
Separate account rider charges	—	28,159	—	11,124
Net investment income (loss)	(88,215)	3,229,122	501,408	758,795

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	561,877	(3,258,141)	(219,761)	(869,873)
Capital gains distributions	369,440	44,197,175	5,053,368	7,069,980
Total realized gains (losses) on investments	931,317	40,939,034	4,833,607	6,200,107

Change in net unrealized appreciation (depreciation)
of investments	(5,672,142)	(113,778,798)	(12,237,443)	(21,299,338)

Net gains (losses) on investments	(4,829,040)	(69,610,642)	(6,902,428)	(14,340,436)

Net increase (decrease) in net assets resulting from operations	$(4,829,040)	$(69,610,642)	$(6,902,428)	$(14,340,436)

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2022
	SAM Conservative Balanced Account Class - 2	SAM Conservative Growth Account Class - 1	SAM Conservative Growth Account Class - 2	SAM Flexible Income Account Class - 1

Assets
Investments in shares of mutual funds, at fair value	$14,446,608	$62,649,272	$23,965,704	$73,943,212
Total assets	14,446,608	62,649,272	23,965,704	73,943,212
Total liabilities	—	—	—	—
Net assets	$14,446,608	$62,649,272	$23,965,704	$73,943,212

Net assets
Applicable to accumulation units	$14,446,608	$62,649,272	$23,965,704	$73,943,212
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$14,446,608	$62,649,272	$23,965,704	$73,943,212

Investments in shares of mutual funds, at cost	$17,289,824	$65,487,459	$27,461,731	$88,843,970

Shares of mutual funds owned	1,437,473	3,549,534	1,384,500	7,270,719

Accumulation units outstanding	1,288,016	3,174,668	1,896,148	4,666,043
Annuitized units outstanding	—	—	—	—
Total units outstanding	1,288,016	3,174,668	1,896,148	4,666,043

Statements of Operations
Year ended December 31, 2022
	SAM Conservative Balanced Account Class - 2	SAM Conservative Growth Account Class - 1	SAM Conservative Growth Account Class - 2	SAM Flexible Income Account Class - 1

Net investment income (loss)
Investment income:
Dividends	$363,866	$1,459,840	$475,092	$2,434,620

Expenses:
Mortality and expense risks	111,268	885,519	183,249	1,084,395
Administrative charges	23,679	94,671	38,403	110,095
Separate account rider charges	—	13,586	—	8,237
Net investment income (loss)	228,919	466,064	253,440	1,231,893

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(249,551)	995,137	209,339	(2,982,827)
Capital gains distributions	1,539,317	7,507,244	2,795,980	6,593,528
Total realized gains (losses) on investments	1,289,766	8,502,381	3,005,319	3,610,701

Change in net unrealized appreciation (depreciation)
of investments	(4,237,084)	(25,193,733)	(8,839,496)	(19,432,628)

Net gains (losses) on investments	(2,718,399)	(16,225,288)	(5,580,737)	(14,590,034)

Net increase (decrease) in net assets resulting from operations	$(2,718,399)	$(16,225,288)	$(5,580,737)	$(14,590,034)

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2022
	SAM Flexible Income Account Class - 2	SAM Strategic Growth Account Class - 1	SAM Strategic Growth Account Class - 2	Short-Term Income Account - Class 1

Assets
Investments in shares of mutual funds, at fair value	$25,199,173	$39,556,459	$17,165,045	$48,148,573
Total assets	25,199,173	39,556,459	17,165,045	48,148,573
Total liabilities	—	—	—	—
Net assets	$25,199,173	$39,556,459	$17,165,045	$48,148,573

Net assets
Applicable to accumulation units	$25,199,173	$39,556,459	$17,165,045	$48,148,573
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$25,199,173	$39,556,459	$17,165,045	$48,148,573

Investments in shares of mutual funds, at cost	$30,864,360	$40,396,237	$20,106,102	$51,161,640

Shares of mutual funds owned	2,514,887	2,001,845	885,252	19,978,661

Accumulation units outstanding	2,346,193	1,933,759	1,329,901	4,238,084
Annuitized units outstanding	—	—	—	—
Total units outstanding	2,346,193	1,933,759	1,329,901	4,238,084

Statements of Operations
Year ended December 31, 2022
	SAM Flexible Income Account Class - 2	SAM Strategic Growth Account Class - 1	SAM Strategic Growth Account Class - 2	Short-Term Income Account - Class 1

Net investment income (loss)
Investment income:
Dividends	$742,803	$936,861	$363,390	$622,291

Expenses:
Mortality and expense risks	196,726	550,341	131,619	678,328
Administrative charges	42,811	58,286	28,419	72,959
Separate account rider charges	—	24,821	—	2,572
Net investment income (loss)	503,266	303,413	203,352	(131,568)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(989,584)	1,021,483	549,843	(810,017)
Capital gains distributions	2,205,423	4,570,126	2,019,121	77,250
Total realized gains (losses) on investments	1,215,839	5,591,609	2,568,964	(732,767)

Change in net unrealized appreciation (depreciation)
of investments	(6,478,048)	(16,633,087)	(7,313,619)	(2,069,485)

Net gains (losses) on investments	(4,758,943)	(10,738,065)	(4,541,303)	(2,933,820)

Net increase (decrease) in net assets resulting from operations	$(4,758,943)	$(10,738,065)	$(4,541,303)	$(2,933,820)

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2022
	SmallCap Account - Class 1	SmallCap Account - Class 2	T. Rowe Price Blue Chip Growth Portfolio - II	T. Rowe Price Health Sciences Portfolio - II

Assets
Investments in shares of mutual funds, at fair value	$70,258,430	$4,428,593	$26,429,476	$19,641,758
Total assets	70,258,430	4,428,593	26,429,476	19,641,758
Total liabilities	—	—	—	—
Net assets	$70,258,430	$4,428,593	$26,429,476	$19,641,758

Net assets
Applicable to accumulation units	$70,258,430	$4,428,593	$26,429,476	$19,641,758
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$70,258,430	$4,428,593	$26,429,476	$19,641,758

Investments in shares of mutual funds, at cost	$79,374,978	$5,562,399	$35,473,492	$16,541,971

Shares of mutual funds owned	5,387,916	343,036	904,190	373,986

Accumulation units outstanding	2,287,226	352,207	1,558,404	234,846
Annuitized units outstanding	—	—	—	—
Total units outstanding	2,287,226	352,207	1,558,404	234,846

Statements of Operations
Year ended December 31, 2022
	SmallCap Account - Class 1	SmallCap Account - Class 2	T. Rowe Price Blue Chip Growth Portfolio - II	T. Rowe Price Health Sciences Portfolio - II

Net investment income (loss)
Investment income:
Dividends	$46,636	$—	$—	$—

Expenses:
Mortality and expense risks	974,566	31,978	313,955	263,272
Administrative charges	68,476	6,936	48,273	31,596
Separate account rider charges	6,813	—	5,089	2,644
Net investment income (loss)	(1,003,219)	(38,914)	(367,317)	(297,512)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	773,358	8,340	1,000,311	948,106
Capital gains distributions	13,770,598	830,601	1,476,151	333,538
Total realized gains (losses) on investments	14,543,956	838,941	2,476,462	1,281,644

Change in net unrealized appreciation (depreciation)
of investments	(34,659,149)	(1,975,684)	(19,446,984)	(4,747,224)

Net gains (losses) on investments	(21,118,412)	(1,175,657)	(17,337,839)	(3,763,092)

Net increase (decrease) in net assets resulting from operations	$(21,118,412)	$(1,175,657)	$(17,337,839)	$(3,763,092)

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2022
	Templeton Global Bond VIP Fund - Class 4	Templeton Growth VIP Fund - Class 2	The Merger Fund VL	TOPS® Aggressive Growth ETF Portfolio Investor Class

Assets
Investments in shares of mutual funds, at fair value	$2,352,704	$509,666	$387,656	$1,014,825
Total assets	2,352,704	509,666	387,656	1,014,825
Total liabilities	—	—	—	—
Net assets	$2,352,704	$509,666	$387,656	$1,014,825

Net assets
Applicable to accumulation units	$2,352,704	$509,666	$387,656	$1,014,825
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$2,352,704	$509,666	$387,656	$1,014,825

Investments in shares of mutual funds, at cost	$2,692,381	$511,353	$387,528	$963,059

Shares of mutual funds owned	184,237	49,772	33,161	57,891

Accumulation units outstanding	289,553	22,062	32,871	86,927
Annuitized units outstanding	—	—	—	—
Total units outstanding	289,553	22,062	32,871	86,927

Statements of Operations
Year ended December 31, 2022
	Templeton Global Bond VIP Fund - Class 4	Templeton Growth VIP Fund - Class 2	The Merger Fund VL	TOPS® Aggressive Growth ETF Portfolio Investor Class

Net investment income (loss)
Investment income:
Dividends	$—	$826	$5,999	$9,087

Expenses:
Mortality and expense risks	22,031	4,483	2,581	6,533
Administrative charges	3,604	—	592	1,574
Separate account rider charges	39	—	—	—
Net investment income (loss)	(25,674)	(3,657)	2,826	980

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(176,913)	(32,307)	1,522	6,788
Capital gains distributions	—	—	—	642
Total realized gains (losses) on investments	(176,913)	(32,307)	1,522	7,430

Change in net unrealized appreciation (depreciation)
of investments	33,437	(40,130)	(4,295)	(209,283)

Net gains (losses) on investments	(169,150)	(76,094)	53	(200,873)

Net increase (decrease) in net assets resulting from operations	$(169,150)	$(76,094)	$53	$(200,873)

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2022
	TOPS® Managed Risk Balanced ETF Portfolio Investor Class	TOPS® Conservative ETF Portfolio Investor Class	TOPS® Growth ETF Portfolio Investor Class	TOPS® Managed Risk Moderate Growth ETF Portfolio Investor Class

Assets
Investments in shares of mutual funds, at fair value	$2,180,473	$1,253,091	$963,607	$660,773
Total assets	2,180,473	1,253,091	963,607	660,773
Total liabilities	—	—	—	—
Net assets	$2,180,473	$1,253,091	$963,607	$660,773

Net assets
Applicable to accumulation units	$2,180,473	$1,253,091	$963,607	$660,773
Applicable to contracts in annuitization period	—	—	—	—
Total net assets	$2,180,473	$1,253,091	$963,607	$660,773

Investments in shares of mutual funds, at cost	$2,330,821	$1,360,141	$1,029,513	$683,336

Shares of mutual funds owned	164,937	102,712	54,938	47,503

Accumulation units outstanding	198,984	117,871	83,871	58,180
Annuitized units outstanding	—	—	—	—
Total units outstanding	198,984	117,871	83,871	58,180

Statements of Operations
Year ended December 31, 2022
	TOPS® Managed Risk Balanced ETF Portfolio Investor Class	TOPS® Conservative ETF Portfolio Investor Class	TOPS® Growth ETF Portfolio Investor Class	TOPS® Managed Risk Moderate Growth ETF Portfolio Investor Class

Net investment income (loss)
Investment income:
Dividends	$28,990	$18,480	$10,088	$8,653

Expenses:
Mortality and expense risks	12,508	9,617	6,833	3,631
Administrative charges	3,082	1,901	1,625	890
Separate account rider charges	91	1,062	29	—
Net investment income (loss)	13,309	5,900	1,601	4,132

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	22,627	4,376	46,956	4,497
Capital gains distributions	31,686	20,713	5,258	7,722
Total realized gains (losses) on investments	54,313	25,089	52,214	12,219

Change in net unrealized appreciation (depreciation)
of investments	(326,110)	(164,674)	(262,371)	(93,215)

Net gains (losses) on investments	(258,488)	(133,685)	(208,556)	(76,864)

Net increase (decrease) in net assets resulting from operations	$(258,488)	$(133,685)	$(208,556)	$(76,864)

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities
December 31, 2022
	VanEck VIP Global Gold Fund - Class S Shares	VanEck VIP Global Resources Fund - Class S Shares

Assets
Investments in shares of mutual funds, at fair value	$330,058	$5,141,578
Total assets	330,058	5,141,578
Total liabilities	—	—
Net assets	$330,058	$5,141,578

Net assets
Applicable to accumulation units	$330,058	$5,141,578
Applicable to contracts in annuitization period	—	—
Total net assets	$330,058	$5,141,578

Investments in shares of mutual funds, at cost	$313,276	$4,385,128

Shares of mutual funds owned	43,486	189,307

Accumulation units outstanding	37,058	431,017
Annuitized units outstanding	—	—
Total units outstanding	37,058	431,017

Statements of Operations
Year ended December 31, 2022
	VanEck VIP Global Gold Fund - Class S Shares	VanEck VIP Global Resources Fund - Class S Shares

Net investment income (loss)
Investment income:
Dividends	$—	$81,520

Expenses:
Mortality and expense risks	1,191	59,842
Administrative charges	179	7,034
Separate account rider charges	—	1,200
Net investment income (loss)	(1,370)	13,444

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(5,529)	350,676
Capital gains distributions	—	—
Total realized gains (losses) on investments	(5,529)	350,676

Change in net unrealized appreciation (depreciation)
of investments	16,782	(144,999)

Net gains (losses) on investments	9,883	219,121

Net increase (decrease) in net assets resulting from operations	$9,883	$219,121

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2022 and 2021

	AllianceBernstein VPS Small Cap Growth Portfolio - Class A	AllianceBernstein VPS Small/Mid Cap Value Portfolio - Class A	Alps/Red Rocks Global Opportunity Portfolio Class III	American Century VP Capital Appreciation Class I

Net assets as of January 1, 2021	$5,354,127	$4,034,059	$746,528	$1,923,603

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(72,771)	(34,289)	46,586	(25,359)
Total realized gains (losses) on investments	1,785,754	77,286	49,188	348,634
Change in net unrealized appreciation (depreciation)
of investments	(1,283,567)	1,299,436	91,897	(142,223)
Net gains (losses) on investments	429,416	1,342,433	187,671	181,052
Net increase (decrease) in net assets resulting from operations	429,416	1,342,433	187,671	181,052
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	588,702	1,740,028	567,227	61,440
Administration charges	(66)	—	(2,800)	(792)
Contingent sales charges	(1,971)	(2,003)	(161)	(241)
Contract terminations	(703,122)	(718,268)	(20,781)	(85,831)
Death benefit payments	(23,318)	(10,665)	(18,451)	(41,089)
Flexible withdrawal option payments	(28,301)	(44,764)	(3,783)	(18,475)
Transfers to other contracts	(860,357)	(859,536)	(113,979)	(339,795)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(1,028,433)	104,792	407,272	(424,783)
Total increase (decrease)	(599,017)	1,447,225	594,943	(243,731)
Net assets as of December 31, 2021	4,755,110	5,481,284	1,341,471	1,679,872

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(44,248)	(16,125)	103,650	(17,937)
Total realized gains (losses) on investments	1,339,132	573,182	58,794	164,459
Change in net unrealized appreciation (depreciation)
of investments	(3,147,549)	(1,409,939)	(583,187)	(636,401)
Net gains (losses) on investments	(1,852,665)	(852,882)	(420,743)	(489,879)
Net increase (decrease) in net assets resulting from operations	(1,852,665)	(852,882)	(420,743)	(489,879)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	231,201	689,408	231,746	87,776
Administration charges	(30)	—	(2,418)	(563)
Contingent sales charges	(569)	(1,024)	(49)	(151)
Contract terminations	(230,026)	(424,075)	(6,888)	(61,112)
Death benefit payments	(1,665)	(39,968)	—	(2,169)
Flexible withdrawal option payments	(22,831)	(54,350)	(8,596)	(17,189)
Transfers to other contracts	(174,421)	(1,173,207)	(308,571)	(17,196)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(198,341)	(1,003,216)	(94,776)	(10,604)
Total increase (decrease)	(2,051,006)	(1,856,098)	(515,519)	(500,483)
Net assets as of December 31, 2022	$2,704,104	$3,625,186	$825,952	$1,179,389

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2022 and 2021

	American Century VP Disciplined Core Value Fund - Class I	American Century VP Inflation Protection Fund - Class II	American Century VP Mid Cap Value Fund - Class II	American Century VP Ultra® Fund - Class I

Net assets as of January 1, 2021	$10,099,066	$34,239,493	$7,961,152	$4,749,455

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(11,989)	601,825	(37,181)	(59,175)
Total realized gains (losses) on investments	2,129,682	525,362	369,649	773,175
Change in net unrealized appreciation (depreciation)
of investments	64,229	506,621	1,274,628	174,550
Net gains (losses) on investments	2,181,922	1,633,808	1,607,096	888,550
Net increase (decrease) in net assets resulting from operations	2,181,922	1,633,808	1,607,096	888,550
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	507,628	6,333,021	714,697	220,383
Administration charges	(505)	(127,286)	(143)	(543)
Contingent sales charges	604	(7,574)	(3,133)	(391)
Contract terminations	(804,239)	(2,609,897)	(1,231,761)	(710,761)
Death benefit payments	(119,533)	(416,521)	(38,553)	(3,153)
Flexible withdrawal option payments	(126,681)	(1,212,303)	(68,997)	(34,921)
Transfers to other contracts	(488,729)	(3,475,029)	(591,883)	(342,901)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(1,031,455)	(1,515,589)	(1,219,773)	(872,287)
Total increase (decrease)	1,150,467	118,219	387,323	16,263
Net assets as of December 31, 2021	11,249,533	34,357,712	8,348,475	4,765,718

Increase (decrease) in net assets
Operations:
Net investment income (loss)	53,753	1,089,325	52,356	(45,580)
Total realized gains (losses) on investments	2,173,634	305,388	1,193,058	505,918
Change in net unrealized appreciation (depreciation)
of investments	(3,744,166)	(6,056,507)	(1,502,799)	(1,988,145)
Net gains (losses) on investments	(1,516,779)	(4,661,794)	(257,385)	(1,527,807)
Net increase (decrease) in net assets resulting from operations	(1,516,779)	(4,661,794)	(257,385)	(1,527,807)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	174,516	4,573,800	1,043,884	189,929
Administration charges	(315)	(91,779)	(228)	(376)
Contingent sales charges	(159)	(5,746)	(1,305)	(129)
Contract terminations	(423,145)	(1,797,792)	(535,101)	(274,635)
Death benefit payments	(133,713)	(384,259)	(2,825)	(11,779)
Flexible withdrawal option payments	(124,521)	(1,103,272)	(74,068)	(27,973)
Transfers to other contracts	(708,120)	(4,578,660)	(1,325,960)	(272,910)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(1,215,457)	(3,387,708)	(895,603)	(397,873)
Total increase (decrease)	(2,732,236)	(8,049,502)	(1,152,988)	(1,925,680)
Net assets as of December 31, 2022	$8,517,297	$26,308,210	$7,195,487	$2,840,038

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2022 and 2021

	American Century VP Ultra® Fund - Class II	American Century VP Value Fund - Class II	American Funds Insurance Series® Asset Allocation Fund - Class 2	American Funds Insurance Series® Asset Allocation Fund - Class 4

Net assets as of January 1, 2021	$28,314,877	$13,252,130	$2,678,926	$10,078,486

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(395,464)	48,487	(1,282)	103,410
Total realized gains (losses) on investments	5,807,748	1,452,168	270,592	571,113
Change in net unrealized appreciation (depreciation)
of investments	7,016	1,436,442	65,390	1,064,657
Net gains (losses) on investments	5,419,300	2,937,097	334,700	1,739,180
Net increase (decrease) in net assets resulting from operations	5,419,300	2,937,097	334,700	1,739,180
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	1,238,924	1,600,112	1,272,639	7,072,139
Administration charges	(83,089)	(5,901)	(401)	(30,177)
Contingent sales charges	(7,146)	(786)	(2,192)	(2,290)
Contract terminations	(2,549,678)	(930,748)	(782,378)	(219,514)
Death benefit payments	(399,135)	(148,519)	—	(75,532)
Flexible withdrawal option payments	(889,916)	(134,096)	(28,856)	(143,972)
Transfers to other contracts	(4,440,850)	(1,102,315)	(936,781)	(336,320)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(7,130,890)	(722,253)	(477,969)	6,264,334
Total increase (decrease)	(1,711,590)	2,214,844	(143,269)	8,003,514
Net assets as of December 31, 2021	26,603,287	15,466,974	2,535,657	18,082,000

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(283,715)	107,779	9,632	174,870
Total realized gains (losses) on investments	2,973,922	2,546,539	254,894	1,973,215
Change in net unrealized appreciation (depreciation)
of investments	(11,303,096)	(2,804,634)	(630,234)	(4,906,457)
Net gains (losses) on investments	(8,612,889)	(150,316)	(365,708)	(2,758,372)
Net increase (decrease) in net assets resulting from operations	(8,612,889)	(150,316)	(365,708)	(2,758,372)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	3,075,179	1,868,160	331,892	4,635,258
Administration charges	(53,617)	(6,343)	(366)	(27,929)
Contingent sales charges	(3,686)	(1,554)	(401)	(4,200)
Contract terminations	(1,490,504)	(867,095)	(162,277)	(557,081)
Death benefit payments	(263,562)	(133,711)	(11,390)	(8,911)
Flexible withdrawal option payments	(764,422)	(162,385)	(26,728)	(175,283)
Transfers to other contracts	(1,566,995)	(1,481,692)	(170,488)	(955,857)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(1,067,607)	(784,620)	(39,758)	2,905,997
Total increase (decrease)	(9,680,496)	(934,936)	(405,466)	147,625
Net assets as of December 31, 2022	$16,922,791	$14,532,038	$2,130,191	$18,229,625

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2022 and 2021

	American Funds Insurance Series® Global Small Capitalization Fund - Class 2	American Funds Insurance Series® Global Small Capitalization Fund - Class 4	American Funds Insurance Series® High-Income Trust® Fund - Class 2	American Funds Insurance Series® Managed Risk Asset Allocation Fund - Class P2

Net assets as of January 1, 2021	$1,930,181	$2,381,994	$1,308,880	$4,548,547

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(28,418)	(27,177)	45,037	28,092
Total realized gains (losses) on investments	233,483	252,259	(11,517)	21,953
Change in net unrealized appreciation (depreciation)
of investments	(89,676)	(102,359)	62,609	535,002
Net gains (losses) on investments	115,389	122,723	96,129	585,047
Net increase (decrease) in net assets resulting from operations	115,389	122,723	96,129	585,047
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	210,806	2,058,392	755,727	1,815,614
Administration charges	(58)	(8,811)	—	(7,474)
Contingent sales charges	(370)	(947)	(134)	(285)
Contract terminations	(235,058)	(74,332)	(243,122)	(28,719)
Death benefit payments	—	(33,070)	—	(66,071)
Flexible withdrawal option payments	(19,659)	(12,836)	(7,769)	(41,984)
Transfers to other contracts	(199,650)	(500,635)	(374,398)	(126,649)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(243,989)	1,427,761	130,304	1,544,432
Total increase (decrease)	(128,600)	1,550,484	226,433	2,129,479
Net assets as of December 31, 2021	1,801,581	3,932,478	1,535,313	6,678,026

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(18,349)	(25,997)	66,353	86,101
Total realized gains (losses) on investments	432,464	924,580	(33,043)	231,812
Change in net unrealized appreciation (depreciation)
of investments	(946,718)	(2,174,573)	(181,883)	(1,280,280)
Net gains (losses) on investments	(532,603)	(1,275,990)	(148,573)	(962,367)
Net increase (decrease) in net assets resulting from operations	(532,603)	(1,275,990)	(148,573)	(962,367)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	103,595	1,276,091	41,680	1,599,944
Administration charges	—	(7,172)	—	(6,421)
Contingent sales charges	(49)	(721)	(25)	(3,904)
Contract terminations	(20,799)	(94,999)	(54,317)	(219,642)
Death benefit payments	(980)	—	(8,938)	—
Flexible withdrawal option payments	(13,720)	(39,507)	(8,303)	(49,463)
Transfers to other contracts	(163,316)	(679,585)	(412,044)	(361,518)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(95,269)	454,107	(441,947)	958,996
Total increase (decrease)	(627,872)	(821,883)	(590,520)	(3,371)
Net assets as of December 31, 2022	$1,173,709	$3,110,595	$944,793	$6,674,655

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2022 and 2021

		American Funds Insurance Series® Managed Risk International Fund - Class P2
	American Funds Insurance Series® Managed Risk Growth Fund - Class P2		American Funds Insurance Series® New World Fund® - Class 2	American Funds Insurance Series® New World Fund® - Class 4

Net assets as of January 1, 2021	$3,934,101	$287,017	$2,113,167	$3,683,827

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(13,040)	(1,240)	(12,569)	(4,601)
Total realized gains (losses) on investments	281,814	623	218,022	274,002
Change in net unrealized appreciation (depreciation)
of investments	305,590	(17,218)	(131,773)	(155,541)
Net gains (losses) on investments	574,364	(17,835)	73,680	113,860
Net increase (decrease) in net assets resulting from operations	574,364	(17,835)	73,680	113,860
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	1,681,234	140,219	451,911	2,954,574
Administration charges	(9,995)	(952)	—	(11,814)
Contingent sales charges	(498)	(4)	(565)	(1,257)
Contract terminations	(58,465)	(837)	(270,683)	(94,151)
Death benefit payments	—	(14,727)	(13,963)	(27,221)
Flexible withdrawal option payments	(28,737)	(2,630)	(21,983)	(14,541)
Transfers to other contracts	(147,156)	(5,287)	(244,742)	(402,404)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	1,436,383	115,782	(100,025)	2,403,186
Total increase (decrease)	2,010,747	97,947	(26,345)	2,517,046
Net assets as of December 31, 2021	5,944,848	384,964	2,086,822	6,200,873

Increase (decrease) in net assets
Operations:
Net investment income (loss)	38,658	10,930	(1,548)	19,933
Total realized gains (losses) on investments	944,526	(12,522)	143,370	576,701
Change in net unrealized appreciation (depreciation)
of investments	(2,585,041)	(76,574)	(628,736)	(2,062,888)
Net gains (losses) on investments	(1,601,857)	(78,166)	(486,914)	(1,466,254)
Net increase (decrease) in net assets resulting from operations	(1,601,857)	(78,166)	(486,914)	(1,466,254)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	1,923,454	241,552	151,427	2,118,032
Administration charges	(7,571)	(880)	—	(10,810)
Contingent sales charges	(1,473)	(54)	(185)	(2,863)
Contract terminations	(140,914)	(2,752)	(76,533)	(206,218)
Death benefit payments	—	—	(3,473)	(20,411)
Flexible withdrawal option payments	(33,027)	(4,068)	(17,627)	(30,388)
Transfers to other contracts	(292,639)	(42,873)	(168,041)	(845,493)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	1,447,830	190,925	(114,432)	1,001,849
Total increase (decrease)	(154,027)	112,759	(601,346)	(464,405)
Net assets as of December 31, 2022	$5,790,821	$497,723	$1,485,476	$5,736,468

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2022 and 2021

	American Funds Insurance Series® Washington Mutual Investors FundSM - Class 2	American Funds Insurance Series® Washington Mutual Investors FundSM - Class 4	BlackRock VSF, Inc. 60/40 Target Allocations ETF V.I. Fund – Class III
				BlackRock VSF, Inc. Advantage SMID Cap V.I. Fund - Class III

Net assets as of January 1, 2021	$3,562,772	$8,605,824	$1,574,772	$1,853,602

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1,733)	51,077	69,775	9,771
Total realized gains (losses) on investments	92,113	226,331	517,288	1,082,452
Change in net unrealized appreciation (depreciation)
of investments	815,221	2,160,409	(231,949)	(868,280)
Net gains (losses) on investments	905,601	2,437,817	355,114	223,943
Net increase (decrease) in net assets resulting from operations	905,601	2,437,817	355,114	223,943
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	727,336	2,478,689	4,727,472	1,036,308
Administration charges	(137)	(24,967)	(4,731)	(5,968)
Contingent sales charges	(1,079)	(2,516)	(811)	(1,739)
Contract terminations	(405,874)	(202,884)	(97,663)	(145,165)
Death benefit payments	(15,459)	—	—	—
Flexible withdrawal option payments	(17,355)	(71,220)	(39,936)	(13,672)
Transfers to other contracts	(515,822)	(976,860)	(476,803)	(494,269)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(228,390)	1,200,242	4,107,528	375,495
Total increase (decrease)	677,211	3,638,059	4,462,642	599,438
Net assets as of December 31, 2021	4,239,983	12,243,883	6,037,414	2,453,040

Increase (decrease) in net assets
Operations:
Net investment income (loss)	11,183	107,026	109,349	22,195
Total realized gains (losses) on investments	838,647	2,732,495	(41,239)	(224,512)
Change in net unrealized appreciation (depreciation)
of investments	(1,262,762)	(4,018,637)	(1,243,989)	(232,329)
Net gains (losses) on investments	(412,932)	(1,179,116)	(1,175,879)	(434,646)
Net increase (decrease) in net assets resulting from operations	(412,932)	(1,179,116)	(1,175,879)	(434,646)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	404,573	2,305,530	7,609,790	478,613
Administration charges	(193)	(18,314)	(6,398)	(4,458)
Contingent sales charges	(711)	(3,278)	(1,352)	(560)
Contract terminations	(400,116)	(321,858)	(197,614)	(88,520)
Death benefit payments	(8,319)	(43,858)	(76,045)	—
Flexible withdrawal option payments	(20,327)	(91,344)	(97,593)	(14,127)
Transfers to other contracts	(629,329)	(1,250,414)	(3,817,582)	(152,616)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(654,422)	576,464	3,413,206	218,332
Total increase (decrease)	(1,067,354)	(602,652)	2,237,327	(216,314)
Net assets as of December 31, 2022	$3,172,629	$11,641,231	$8,274,741	$2,236,726

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2022 and 2021

	BlackRock VSF, Inc. BlackRock Global Allocation V.I. Fund – Class III	Blue Chip Account - Class 3	BNY Mellon IP MidCap Stock Portfolio - Service Shares	BNY Mellon IP Technology Growth Portfolio - Service Shares

Net assets as of January 1, 2021	$2,355,927	$—	$664,143	$12,757,700

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3,600)	(17,821)	(3,887)	(179,306)
Total realized gains (losses) on investments	787,995	68,326	16,514	2,958,312
Change in net unrealized appreciation (depreciation)
of investments	(627,100)	67,631	158,590	(1,495,499)
Net gains (losses) on investments	157,295	118,136	171,217	1,283,507
Net increase (decrease) in net assets resulting from operations	157,295	118,136	171,217	1,283,507
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	2,561,082	7,079,824	225,988	1,300,768
Administration charges	(5,466)	(4,817)	(1,790)	(808)
Contingent sales charges	(1,800)	(344)	(366)	(3,263)
Contract terminations	(425,519)	(23,930)	(25,784)	(1,164,284)
Death benefit payments	(6,143)	—	—	(54,362)
Flexible withdrawal option payments	(26,913)	(17,824)	(9,750)	(80,581)
Transfers to other contracts	(445,142)	(166,148)	(50,012)	(2,172,148)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	1,650,099	6,866,761	138,286	(2,174,678)
Total increase (decrease)	1,807,394	6,984,897	309,503	(891,171)
Net assets as of December 31, 2021	4,163,321	6,984,897	973,646	11,866,529

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(34,235)	(63,186)	(3,797)	(104,821)
Total realized gains (losses) on investments	(1,474)	(750,172)	199,334	737,149
Change in net unrealized appreciation (depreciation)
of investments	(678,407)	(1,988,689)	(343,495)	(5,970,168)
Net gains (losses) on investments	(714,116)	(2,802,047)	(147,958)	(5,337,840)
Net increase (decrease) in net assets resulting from operations	(714,116)	(2,802,047)	(147,958)	(5,337,840)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	428,968	5,917,565	127,485	987,854
Administration charges	(4,560)	(12,145)	(1,401)	(360)
Contingent sales charges	(1,296)	(1,412)	(182)	(1,463)
Contract terminations	(145,187)	(240,419)	(19,094)	(591,406)
Death benefit payments	(2,623)	(113,815)	—	(29,196)
Flexible withdrawal option payments	(40,009)	(94,248)	(14,684)	(66,329)
Transfers to other contracts	(156,648)	(1,931,316)	(26,431)	(1,335,862)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	78,645	3,524,210	65,693	(1,036,762)
Total increase (decrease)	(635,471)	722,163	(82,265)	(6,374,602)
Net assets as of December 31, 2022	$3,527,850	$7,707,060	$891,381	$5,491,927

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2022 and 2021

	Calvert VP EAFE International Index Portfolio - Class F	Calvert VP Investment Grade Bond Index Portfolio - Class F	Calvert VP Nasdaq 100® Index Portfolio - Class F	Calvert VP Russell 2000® Small Cap Index Portfolio - Class F

Net assets as of January 1, 2021	$2,092,599	$3,584,487	$—	$3,974,448

Increase (decrease) in net assets
Operations:
Net investment income (loss)	30,341	82,949	—	(306)
Total realized gains (losses) on investments	39,000	(3,413)	—	279,785
Change in net unrealized appreciation (depreciation)
of investments	162,435	(185,521)	—	261,094
Net gains (losses) on investments	231,776	(105,985)	—	540,573
Net increase (decrease) in net assets resulting from operations	231,776	(105,985)	—	540,573
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	1,166,037	2,217,258	—	2,501,296
Administration charges	(6,881)	(8,794)	—	(11,668)
Contingent sales charges	(1,275)	(958)	—	(793)
Contract terminations	(89,861)	(64,208)	—	(59,217)
Death benefit payments	—	(156,713)	—	—
Flexible withdrawal option payments	(21,909)	(34,090)	—	(39,638)
Transfers to other contracts	(207,487)	(392,016)	—	(467,128)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	838,624	1,560,479	—	1,922,852
Total increase (decrease)	1,070,400	1,454,494	—	2,463,425
Net assets as of December 31, 2021	3,162,999	5,038,981	—	6,437,873

Increase (decrease) in net assets
Operations:
Net investment income (loss)	90,765	95,226	(392)	2,796
Total realized gains (losses) on investments	(338)	(75,116)	8,191	593,415
Change in net unrealized appreciation (depreciation)
of investments	(596,247)	(683,721)	(31,836)	(2,046,557)
Net gains (losses) on investments	(505,820)	(663,611)	(24,037)	(1,450,346)
Net increase (decrease) in net assets resulting from operations	(505,820)	(663,611)	(24,037)	(1,450,346)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	910,541	1,122,171	413,337	1,167,726
Administration charges	(5,868)	(7,558)	(55)	(9,560)
Contingent sales charges	(467)	(4,819)	(133)	(1,116)
Contract terminations	(36,821)	(228,231)	(26,863)	(96,823)
Death benefit payments	(17,295)	(59,115)	—	(50,248)
Flexible withdrawal option payments	(48,015)	(49,384)	—	(63,173)
Transfers to other contracts	(156,935)	(448,829)	(14,723)	(261,756)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	645,140	324,235	371,563	685,050
Total increase (decrease)	139,320	(339,376)	347,526	(765,296)
Net assets as of December 31, 2022	$3,302,319	$4,699,605	$347,526	$5,672,577

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2022 and 2021

	Calvert VP S&P MidCap 400 Index Portfolio - Class F	Clearbridge Variable Small Cap Growth Portfolio - Class II	Columbia Variable Portfolio Limited Duration Credit Fund - Class 2	Columbia Variable Portfolio Small Cap Value Fund - Class 2

Net assets as of January 1, 2021	$6,061,649	$3,566,369	$3,665,703	$1,277,491

Increase (decrease) in net assets
Operations:
Net investment income (loss)	689	(38,898)	22,470	(6,335)
Total realized gains (losses) on investments	482,961	945,831	10,350	26,105
Change in net unrealized appreciation (depreciation)
of investments	993,671	(501,467)	(124,054)	347,204
Net gains (losses) on investments	1,477,321	405,466	(91,234)	366,974
Net increase (decrease) in net assets resulting from operations	1,477,321	405,466	(91,234)	366,974
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	2,273,255	2,782,405	3,263,903	1,559,426
Administration charges	(14,685)	(12,064)	(7,877)	(3,686)
Contingent sales charges	(1,300)	(1,568)	(1,290)	(312)
Contract terminations	(115,755)	(143,294)	(251,022)	(23,061)
Death benefit payments	(26,495)	(103,146)	(10,718)	—
Flexible withdrawal option payments	(50,359)	(31,668)	(73,414)	(10,033)
Transfers to other contracts	(905,510)	(584,589)	(1,190,080)	(165,731)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	1,159,151	1,906,076	1,729,502	1,356,603
Total increase (decrease)	2,636,472	2,311,542	1,638,268	1,723,577
Net assets as of December 31, 2021	8,698,121	5,877,911	5,303,971	3,001,068

Increase (decrease) in net assets
Operations:
Net investment income (loss)	9,417	(36,347)	(18,916)	(9,812)
Total realized gains (losses) on investments	892,091	18,313	(120,773)	1,124,237
Change in net unrealized appreciation (depreciation)
of investments	(2,152,517)	(1,790,148)	(252,581)	(1,437,576)
Net gains (losses) on investments	(1,251,009)	(1,808,182)	(392,270)	(323,151)
Net increase (decrease) in net assets resulting from operations	(1,251,009)	(1,808,182)	(392,270)	(323,151)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	1,048,634	1,143,859	1,775,129	771,878
Administration charges	(12,150)	(9,806)	(8,330)	(3,620)
Contingent sales charges	(1,287)	(1,763)	(2,282)	(1,425)
Contract terminations	(118,083)	(221,306)	(730,956)	(72,261)
Death benefit payments	(126,270)	(94,509)	(18,274)	—
Flexible withdrawal option payments	(78,010)	(44,237)	(108,480)	(21,437)
Transfers to other contracts	(562,406)	(554,891)	(807,085)	(298,953)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	150,428	217,347	99,722	374,182
Total increase (decrease)	(1,100,581)	(1,590,835)	(292,548)	51,031
Net assets as of December 31, 2022	$7,597,540	$4,287,076	$5,011,423	$3,052,099

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2022 and 2021

	Core Plus Bond Account - Class 1	Delaware VIP® Small Cap Value Series - Service Class	Diversified Balanced Account - Class 1	Diversified Balanced Account - Class 2

Net assets as of January 1, 2021	$122,021,480	$2,264,323	$23,344,438	$979,709,272

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,464,019	(22,743)	216,821	4,412,957
Total realized gains (losses) on investments	4,234,257	25,451	1,696,451	92,071,164
Change in net unrealized appreciation (depreciation)
of investments	(7,822,161)	713,759	291,852	(9,861,190)
Net gains (losses) on investments	(2,123,885)	716,467	2,205,124	86,622,931
Net increase (decrease) in net assets resulting from operations	(2,123,885)	716,467	2,205,124	86,622,931
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	13,227,480	842,967	781,284	56,561,300
Administration charges	(153,849)	—	(6,378)	(9,456,348)
Contingent sales charges	(17,326)	(987)	(660)	(207,759)
Contract terminations	(12,093,342)	(363,000)	(1,901,838)	(73,741,527)
Death benefit payments	(1,016,307)	(9,088)	(681,672)	(6,618,487)
Flexible withdrawal option payments	(2,749,923)	(24,157)	(377,702)	(24,660,432)
Transfers to other contracts	(6,608,965)	(494,784)	(65,239)	(45,070,476)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(9,412,232)	(49,049)	(2,252,205)	(103,193,729)
Total increase (decrease)	(11,536,117)	667,418	(47,081)	(16,570,798)
Net assets as of December 31, 2021	110,485,363	2,931,741	23,297,357	963,138,474

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,542,485	(20,821)	238,235	5,481,821
Total realized gains (losses) on investments	(597,443)	172,548	1,678,548	89,147,085
Change in net unrealized appreciation (depreciation)
of investments	(17,071,743)	(524,716)	(5,519,528)	(246,797,812)
Net gains (losses) on investments	(16,126,701)	(372,989)	(3,602,745)	(152,168,906)
Net increase (decrease) in net assets resulting from operations	(16,126,701)	(372,989)	(3,602,745)	(152,168,906)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	3,745,137	147,765	302,235	24,183,544
Administration charges	(106,767)	—	(4,660)	(6,906,458)
Contingent sales charges	(12,517)	(215)	(487)	(149,711)
Contract terminations	(7,451,308)	(115,036)	(1,741,818)	(54,837,642)
Death benefit payments	(1,192,812)	(29,310)	(346,282)	(8,596,714)
Flexible withdrawal option payments	(2,467,135)	(22,164)	(327,294)	(24,981,808)
Transfers to other contracts	(6,602,762)	(488,732)	(204,356)	(23,725,117)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(14,088,164)	(507,692)	(2,322,662)	(95,013,906)
Total increase (decrease)	(30,214,865)	(880,681)	(5,925,407)	(247,182,812)
Net assets as of December 31, 2022	$80,270,498	$2,051,060	$17,371,950	$715,955,662

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2022 and 2021

	Diversified Balanced Managed Volatility Account - Class 2	Diversified Balanced Volatility Control Account - Class 2	Diversified Growth Account - Class 2	Diversified Growth Managed Volatility Account - Class 2

Net assets as of January 1, 2021	$185,111,899	$184,530,132	$3,852,815,540	$378,169,396

Increase (decrease) in net assets
Operations:
Net investment income (loss)	551,712	(148,495)	12,411,952	552,670
Total realized gains (losses) on investments	10,909,654	4,744,875	363,357,623	23,796,126
Change in net unrealized appreciation (depreciation)
of investments	3,544,005	12,371,027	111,392,040	20,001,377
Net gains (losses) on investments	15,005,371	16,967,407	487,161,615	44,350,173
Net increase (decrease) in net assets resulting from operations	15,005,371	16,967,407	487,161,615	44,350,173
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	22,380,180	38,800,032	181,298,261	28,466,508
Administration charges	(1,924,019)	(2,673,207)	(38,740,579)	(3,846,678)
Contingent sales charges	(40,055)	(36,548)	(796,062)	(88,946)
Contract terminations	(14,270,462)	(1,870,298)	(263,551,649)	(28,283,984)
Death benefit payments	(1,066,457)	(476,664)	(21,487,704)	(2,538,661)
Flexible withdrawal option payments	(4,745,458)	(1,910,593)	(76,552,643)	(6,712,382)
Transfers to other contracts	(16,413,523)	(3,497,696)	(146,485,917)	(20,518,016)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(16,079,794)	28,335,026	(366,316,293)	(33,522,159)
Total increase (decrease)	(1,074,423)	45,302,433	120,845,322	10,828,014
Net assets as of December 31, 2021	184,037,476	229,832,565	3,973,660,862	388,997,410

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,958,351	556,727	21,701,861	4,740,722
Total realized gains (losses) on investments	13,888,120	13,781,031	377,701,192	32,752,908
Change in net unrealized appreciation (depreciation)
of investments	(44,496,813)	(49,314,138)	(1,057,861,428)	(99,571,600)
Net gains (losses) on investments	(28,650,342)	(34,976,380)	(658,458,375)	(62,077,970)
Net increase (decrease) in net assets resulting from operations	(28,650,342)	(34,976,380)	(658,458,375)	(62,077,970)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	10,131,638	28,620,787	103,125,088	18,164,935
Administration charges	(1,399,675)	(2,348,204)	(29,714,255)	(2,881,009)
Contingent sales charges	(28,509)	(97,146)	(446,338)	(75,271)
Contract terminations	(9,014,970)	(4,106,754)	(165,871,607)	(24,716,621)
Death benefit payments	(1,030,335)	(1,054,734)	(18,722,444)	(2,078,117)
Flexible withdrawal option payments	(4,854,408)	(2,816,172)	(85,929,797)	(7,338,969)
Transfers to other contracts	(7,799,877)	(5,922,967)	(72,438,378)	(15,070,389)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(13,996,136)	12,274,810	(269,997,731)	(33,995,441)
Total increase (decrease)	(42,646,478)	(22,701,570)	(928,456,106)	(96,073,411)
Net assets as of December 31, 2022	$141,390,998	$207,130,995	$3,045,204,756	$292,923,999

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2022 and 2021

	Diversified Growth Volatility Control - Class 2	Diversified Income Account - Class 2	Diversified International Account - Class 1	DWS Alternative Asset Allocation VIP - Class B

Net assets as of January 1, 2021	$995,441,197	$323,480,598	$104,698,731	$48,920

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2,191,512)	1,423,768	(24,420)	439
Total realized gains (losses) on investments	22,836,502	20,665,745	6,072,617	250
Change in net unrealized appreciation (depreciation)
of investments	109,734,383	(4,653,233)	2,447,512	7,126
Net gains (losses) on investments	130,379,373	17,436,280	8,495,709	7,815
Net increase (decrease) in net assets resulting from operations	130,379,373	17,436,280	8,495,709	7,815
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	204,163,284	82,873,468	4,365,866	53,226
Administration charges	(14,379,145)	(3,521,827)	(52,216)	(156)
Contingent sales charges	(295,449)	(124,096)	(10,264)	—
Contract terminations	(15,119,142)	(36,319,732)	(8,922,884)	—
Death benefit payments	(3,108,973)	(3,822,298)	(1,071,967)	—
Flexible withdrawal option payments	(8,185,161)	(6,482,492)	(1,168,072)	(1,440)
Transfers to other contracts	(11,671,126)	(47,478,047)	(3,799,775)	(101)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	151,404,288	(14,875,024)	(10,659,312)	51,529
Total increase (decrease)	281,783,661	2,561,256	(2,163,603)	59,344
Net assets as of December 31, 2021	1,277,224,858	326,041,854	102,535,128	108,264

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2,733,082	1,886,229	1,063,388	13,157
Total realized gains (losses) on investments	84,829,458	18,063,308	9,693,651	943
Change in net unrealized appreciation (depreciation)
of investments	(283,739,660)	(69,551,986)	(32,023,894)	(34,340)
Net gains (losses) on investments	(196,177,120)	(49,602,449)	(21,266,855)	(20,240)
Net increase (decrease) in net assets resulting from operations	(196,177,120)	(49,602,449)	(21,266,855)	(20,240)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	168,488,326	40,481,496	4,177,401	142,846
Administration charges	(13,111,105)	(2,647,513)	(36,505)	(141)
Contingent sales charges	(418,564)	(74,958)	(7,701)	—
Contract terminations	(17,694,422)	(21,307,844)	(5,580,534)	—
Death benefit payments	(1,521,034)	(1,888,793)	(779,955)	—
Flexible withdrawal option payments	(11,978,442)	(6,958,143)	(1,144,083)	(1,702)
Transfers to other contracts	(7,618,531)	(29,641,040)	(2,525,830)	(7,676)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	116,146,228	(22,036,795)	(5,897,207)	133,327
Total increase (decrease)	(80,030,892)	(71,639,244)	(27,164,062)	113,087
Net assets as of December 31, 2022	$1,197,193,966	$254,402,610	$75,371,066	$221,351

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2022 and 2021

			EQ Advisors TrustSM 1290 VT Convertible Securities Portfolio - Class IB	EQ Advisors TrustSM 1290 VT GAMCO Small Company Value Portfolio - Class IB
	DWS Equity 500 Index VIP – Class B2	DWS Small Mid Cap Value VIP - Class B

Net assets as of January 1, 2021	$2,860,509	$1,307,186	$180,811	$130,971

Increase (decrease) in net assets
Operations:
Net investment income (loss)	886	(7,210)	94,429	84
Total realized gains (losses) on investments	293,761	(13,516)	183,462	21,610
Change in net unrealized appreciation (depreciation)
of investments	421,499	378,506	(291,599)	14,977
Net gains (losses) on investments	716,146	357,780	(13,708)	36,671
Net increase (decrease) in net assets resulting from operations	716,146	357,780	(13,708)	36,671
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	22,086	691,868	863,710	136,594
Administration charges	(5,326)	(1,416)	(1,029)	(388)
Contingent sales charges	(643)	(365)	(117)	(4)
Contract terminations	(61,945)	(108,427)	(16,367)	(1,787)
Death benefit payments	(40,472)	(19,163)	—	—
Flexible withdrawal option payments	(34,501)	(11,797)	(2,886)	(743)
Transfers to other contracts	(350,098)	(247,451)	(93,931)	(39,715)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(470,899)	303,249	749,380	93,957
Total increase (decrease)	245,247	661,029	735,672	130,628
Net assets as of December 31, 2021	3,105,756	1,968,215	916,483	261,599

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(5,566)	(11,852)	3,397	(434)
Total realized gains (losses) on investments	204,476	10,510	(48,100)	23,128
Change in net unrealized appreciation (depreciation)
of investments	(792,316)	(339,878)	(181,394)	(72,686)
Net gains (losses) on investments	(593,406)	(341,220)	(226,097)	(49,992)
Net increase (decrease) in net assets resulting from operations	(593,406)	(341,220)	(226,097)	(49,992)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	131,254	290,405	253,701	348,780
Administration charges	(3,597)	(1,369)	(1,199)	(498)
Contingent sales charges	(432)	(330)	(394)	(18)
Contract terminations	(72,263)	(64,231)	(20,409)	(866)
Death benefit payments	(33,718)	—	—	—
Flexible withdrawal option payments	(36,042)	(23,715)	(8,891)	(475)
Transfers to other contracts	(170,579)	(315,542)	(37,415)	(114,957)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(185,377)	(114,782)	185,393	231,966
Total increase (decrease)	(778,783)	(456,002)	(40,704)	181,974
Net assets as of December 31, 2022	$2,326,973	$1,512,213	$875,779	$443,573

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2022 and 2021

		EQ Advisors TrustSM 1290 VT SmartBeta Equity ESG Portfolio - Class IB	EQ Advisors TrustSM 1290 VT Socially Responsible Portfolio - Class IB
	EQ Advisors TrustSM 1290 VT Micro Cap Portfolio - Class IB			Equity Income Account - Class 1

Net assets as of January 1, 2021	$92,943	$315,855	$170,305	$215,747,754

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(11,956)	1,934	(3,274)	1,378,712
Total realized gains (losses) on investments	292,514	27,698	53,996	15,940,398
Change in net unrealized appreciation (depreciation)
of investments	(347,142)	42,230	68,325	24,786,854
Net gains (losses) on investments	(66,584)	71,862	119,047	42,105,964
Net increase (decrease) in net assets resulting from operations	(66,584)	71,862	119,047	42,105,964
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	2,285,134	50,639	650,968	8,440,756
Administration charges	(1,402)	(746)	(657)	(341,158)
Contingent sales charges	(335)	(6)	(12)	(33,439)
Contract terminations	(99,237)	(10,170)	(21,184)	(18,713,342)
Death benefit payments	—	—	—	(2,843,174)
Flexible withdrawal option payments	(7,787)	(570)	—	(4,725,805)
Transfers to other contracts	(1,092,218)	(9,580)	(158,830)	(18,004,179)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	1,084,155	29,567	470,285	(36,220,341)
Total increase (decrease)	1,017,571	101,429	589,332	5,885,623
Net assets as of December 31, 2021	1,110,514	417,284	759,637	221,633,377

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(7,028)	2,133	(4,410)	1,009,366
Total realized gains (losses) on investments	(282,778)	9,804	12,054	27,166,399
Change in net unrealized appreciation (depreciation)
of investments	(17,534)	(100,313)	(190,402)	(53,268,638)
Net gains (losses) on investments	(307,340)	(88,376)	(182,758)	(25,092,873)
Net increase (decrease) in net assets resulting from operations	(307,340)	(88,376)	(182,758)	(25,092,873)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	26,167	305,269	249,734	5,319,986
Administration charges	(1,055)	(876)	(556)	(235,376)
Contingent sales charges	(40)	(1,140)	—	(20,260)
Contract terminations	(3,424)	(54,002)	—	(12,850,243)
Death benefit payments	—	(2,438)	—	(2,649,838)
Flexible withdrawal option payments	(6,161)	(1,581)	(18,063)	(4,338,449)
Transfers to other contracts	(304,063)	(19,369)	(123,317)	(11,131,368)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(288,576)	225,863	107,798	(25,905,548)
Total increase (decrease)	(595,916)	137,487	(74,960)	(50,998,421)
Net assets as of December 31, 2022	$514,598	$554,771	$684,677	$170,634,956

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2022 and 2021

	Equity Income Account - Class 2	Fidelity® VIP Contrafund® Portfolio - Service Class	Fidelity® VIP Contrafund® Portfolio - Service Class 2	Fidelity® VIP Energy Portfolio - Service Class 2

Net assets as of January 1, 2021	$8,453,919	$39,478,781	$58,574,783	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	114,792	(523,285)	(808,232)	—
Total realized gains (losses) on investments	226,579	8,211,044	11,217,887	—
Change in net unrealized appreciation (depreciation)
of investments	1,616,973	1,981,140	4,441,526	—
Net gains (losses) on investments	1,958,344	9,668,899	14,851,181	—
Net increase (decrease) in net assets resulting from operations	1,958,344	9,668,899	14,851,181	—
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	3,696,949	440,502	7,734,758	—
Administration charges	(23,574)	(4,435)	(89,103)	—
Contingent sales charges	(1,695)	(1,548)	(18,165)	—
Contract terminations	(158,452)	(2,812,481)	(4,537,387)	—
Death benefit payments	(173,189)	(513,319)	(276,570)	—
Flexible withdrawal option payments	(66,044)	(414,476)	(718,541)	—
Transfers to other contracts	(610,422)	(1,429,273)	(5,124,222)	—
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	2,663,573	(4,735,030)	(3,029,230)	—
Total increase (decrease)	4,621,917	4,933,869	11,821,951	—
Net assets as of December 31, 2021	13,075,836	44,412,650	70,396,734	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	135,893	(306,770)	(535,805)	20,666
Total realized gains (losses) on investments	1,762,991	2,465,896	4,193,348	(396)
Change in net unrealized appreciation (depreciation)
of investments	(3,533,577)	(14,049,767)	(22,756,459)	108,412
Net gains (losses) on investments	(1,634,693)	(11,890,641)	(19,098,916)	128,682
Net increase (decrease) in net assets resulting from operations	(1,634,693)	(11,890,641)	(19,098,916)	128,682
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	4,460,944	567,834	5,911,245	1,838,304
Administration charges	(21,538)	(3,610)	(65,242)	(153)
Contingent sales charges	(2,397)	(973)	(12,094)	(29)
Contract terminations	(461,030)	(2,078,371)	(3,617,914)	(1,604)
Death benefit payments	(56,266)	(410,422)	(539,312)	—
Flexible withdrawal option payments	(90,564)	(406,579)	(758,069)	(3,316)
Transfers to other contracts	(1,455,588)	(1,150,055)	(3,471,032)	(307,459)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	2,373,561	(3,482,176)	(2,552,418)	1,525,743
Total increase (decrease)	738,868	(15,372,817)	(21,651,334)	1,654,425
Net assets as of December 31, 2022	$13,814,704	$29,039,833	$48,745,400	$1,654,425

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2022 and 2021

	Fidelity® VIP Equity-Income - Service Class 2	Fidelity® VIP Freedom 2020 Portfolio - Service Class 2	Fidelity® VIP Freedom 2030 Portfolio - Service Class 2	Fidelity® VIP Freedom 2040 Portfolio - Service Class 2

Net assets as of January 1, 2021	$27,559,853	$484,125	$1,165,613	$1,398,414

Increase (decrease) in net assets
Operations:
Net investment income (loss)	86,253	8,286	10,283	2,867
Total realized gains (losses) on investments	4,041,895	58,981	93,560	83,416
Change in net unrealized appreciation (depreciation)
of investments	1,911,139	54,256	101,502	194,594
Net gains (losses) on investments	6,039,287	121,523	205,345	280,877
Net increase (decrease) in net assets resulting from operations	6,039,287	121,523	205,345	280,877
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	1,241,121	1,990,021	1,852,704	977,969
Administration charges	(4,163)	(5,707)	(5,706)	(5,825)
Contingent sales charges	(4,045)	(217)	(82)	—
Contract terminations	(2,623,883)	(14,552)	(5,524)	—
Death benefit payments	(136,590)	—	—	—
Flexible withdrawal option payments	(312,293)	(18,307)	(20,249)	(4,347)
Transfers to other contracts	(1,358,958)	(1,975)	(46,892)	(5,231)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(3,198,811)	1,949,263	1,774,251	962,566
Total increase (decrease)	2,840,476	2,070,786	1,979,596	1,243,443
Net assets as of December 31, 2021	30,400,329	2,554,911	3,145,209	2,641,857

Increase (decrease) in net assets
Operations:
Net investment income (loss)	72,624	24,108	27,387	15,787
Total realized gains (losses) on investments	1,449,196	136,853	130,871	192,951
Change in net unrealized appreciation (depreciation)
of investments	(3,464,839)	(609,854)	(779,824)	(723,307)
Net gains (losses) on investments	(1,943,019)	(448,893)	(621,566)	(514,569)
Net increase (decrease) in net assets resulting from operations	(1,943,019)	(448,893)	(621,566)	(514,569)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	880,775	373,295	785,023	424,966
Administration charges	(3,356)	(5,779)	(5,985)	(5,185)
Contingent sales charges	(3,094)	(138)	(251)	(153)
Contract terminations	(1,906,422)	(6,540)	(11,911)	(7,253)
Death benefit payments	(620,909)	—	—	—
Flexible withdrawal option payments	(313,529)	(25,678)	(61,757)	(12,787)
Transfers to other contracts	(2,637,619)	(484,259)	(496,670)	(287,879)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(4,604,154)	(149,099)	208,449	111,709
Total increase (decrease)	(6,547,173)	(597,992)	(413,117)	(402,860)
Net assets as of December 31, 2022	$23,853,156	$1,956,919	$2,732,092	$2,238,997

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2022 and 2021

	Fidelity® VIP Freedom 2050 Portfolio - Service Class 2	Fidelity® VIP Government Money Market Portfolio - Initial Class	Fidelity® VIP Government Money Market Portfolio - Service Class 2	Fidelity® VIP Growth Portfolio - Service Class

Net assets as of January 1, 2021	$444,396	$41,879,734	$14,427,275	$18,556,377

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3,160	(440,332)	(192,344)	(253,059)
Total realized gains (losses) on investments	106,147	—	—	5,400,248
Change in net unrealized appreciation (depreciation)
of investments	(8,716)	18	—	(1,394,454)
Net gains (losses) on investments	100,591	(440,314)	(192,344)	3,752,735
Net increase (decrease) in net assets resulting from operations	100,591	(440,314)	(192,344)	3,752,735
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	1,271,585	9,840,780	37,133,033	338,247
Administration charges	(2,266)	(23,197)	(114,453)	(3,824)
Contingent sales charges	(277)	(14,327)	(15,639)	(824)
Contract terminations	(18,593)	(9,324,731)	(995,895)	(1,497,480)
Death benefit payments	—	(160,527)	—	(162,797)
Flexible withdrawal option payments	(3,874)	(803,796)	(112,462)	(109,974)
Transfers to other contracts	(155,515)	(9,281,316)	(30,560,517)	(745,173)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	1,091,060	(9,767,114)	5,334,067	(2,181,825)
Total increase (decrease)	1,191,651	(10,207,428)	5,141,723	1,570,910
Net assets as of December 31, 2021	1,636,047	31,672,306	19,568,998	20,127,287

Increase (decrease) in net assets
Operations:
Net investment income (loss)	7,333	111,777	156,306	(122,800)
Total realized gains (losses) on investments	5,388	—	—	1,817,225
Change in net unrealized appreciation (depreciation)
of investments	(297,912)	310	—	(6,653,555)
Net gains (losses) on investments	(285,191)	112,087	156,306	(4,959,130)
Net increase (decrease) in net assets resulting from operations	(285,191)	112,087	156,306	(4,959,130)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	208,258	25,205,448	73,956,447	215,589
Administration charges	(2,664)	(16,514)	(124,279)	(3,477)
Contingent sales charges	(262)	(14,248)	(47,319)	(623)
Contract terminations	(12,430)	(8,458,331)	(2,737,704)	(1,331,075)
Death benefit payments	—	(146,310)	(229,275)	(164,740)
Flexible withdrawal option payments	(4,784)	(778,582)	(240,032)	(135,766)
Transfers to other contracts	(598,845)	(6,278,598)	(53,633,415)	(607,811)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(410,727)	9,512,865	16,944,423	(2,027,903)
Total increase (decrease)	(695,918)	9,624,952	17,100,729	(6,987,033)
Net assets as of December 31, 2022	$940,129	$41,297,258	$36,669,727	$13,140,254

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2022 and 2021

	Fidelity® VIP Growth Portfolio - Service Class 2	Fidelity® VIP Health Care Portfolio - Service Class 2	Fidelity® VIP Mid Cap Portfolio - Service Class	Fidelity® VIP Mid Cap Portfolio - Service Class 2

Net assets as of January 1, 2021	$15,107,861	$—	$111,365	$27,511,468

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(226,917)	—	(585)	(274,133)
Total realized gains (losses) on investments	4,424,664	—	39,389	5,969,523
Change in net unrealized appreciation (depreciation)
of investments	(1,200,531)	—	(13,671)	553,301
Net gains (losses) on investments	2,997,216	—	25,133	6,248,691
Net increase (decrease) in net assets resulting from operations	2,997,216	—	25,133	6,248,691
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	690,498	—	111,172	3,048,016
Administration charges	(1,744)	—	—	(24,430)
Contingent sales charges	(3,806)	—	—	(9,211)
Contract terminations	(1,358,116)	—	—	(2,397,067)
Death benefit payments	(60,519)	—	—	(55,902)
Flexible withdrawal option payments	(118,566)	—	—	(227,985)
Transfers to other contracts	(1,438,973)	—	(109,224)	(2,846,518)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(2,291,226)	—	1,948	(2,513,097)
Total increase (decrease)	705,990	—	27,081	3,735,594
Net assets as of December 31, 2021	15,813,851	—	138,446	31,247,062

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(129,806)	(1,266)	(641)	(252,391)
Total realized gains (losses) on investments	1,492,246	2,517	8,138	2,114,472
Change in net unrealized appreciation (depreciation)
of investments	(5,282,391)	4,305	(29,175)	(6,826,424)
Net gains (losses) on investments	(3,919,951)	5,556	(21,678)	(4,964,343)
Net increase (decrease) in net assets resulting from operations	(3,919,951)	5,556	(21,678)	(4,964,343)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	1,065,674	638,803	—	1,727,675
Administration charges	(1,403)	(36)	—	(18,051)
Contingent sales charges	(2,814)	(29)	—	(7,466)
Contract terminations	(1,137,864)	(1,357)	—	(2,294,014)
Death benefit payments	(3,207)	—	—	(96,529)
Flexible withdrawal option payments	(111,967)	(706)	—	(275,741)
Transfers to other contracts	(1,034,849)	(304,488)	—	(1,826,872)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(1,226,430)	332,187	—	(2,790,998)
Total increase (decrease)	(5,146,381)	337,743	(21,678)	(7,755,341)
Net assets as of December 31, 2022	$10,667,470	$337,743	$116,768	$23,491,721

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2022 and 2021

	Fidelity® VIP Overseas Portfolio - Service Class 2	Franklin Global Real Estate VIP Fund - Class 2	Franklin Income VIP Fund - Class 4	Franklin Rising Dividends VIP Fund - Class 4

Net assets as of January 1, 2021	$24,168,816	$1,469,160	$1,966,380	$4,138,602

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(256,439)	(2,464)	100,310	(4,824)
Total realized gains (losses) on investments	3,658,178	36,054	(532)	230,581
Change in net unrealized appreciation (depreciation)
of investments	650,912	367,540	281,524	1,048,899
Net gains (losses) on investments	4,052,651	401,130	381,302	1,274,656
Net increase (decrease) in net assets resulting from operations	4,052,651	401,130	381,302	1,274,656
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	2,341,864	416,058	1,418,494	2,167,653
Administration charges	(57,581)	(2,287)	(5,107)	(13,440)
Contingent sales charges	(7,841)	(207)	(153)	(444)
Contract terminations	(2,196,485)	(53,635)	(10,270)	(40,600)
Death benefit payments	(233,880)	(7,058)	—	—
Flexible withdrawal option payments	(530,362)	(18,810)	(24,805)	(15,406)
Transfers to other contracts	(2,630,945)	(72,679)	(55,155)	(184,638)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(3,315,230)	261,382	1,323,004	1,913,125
Total increase (decrease)	737,421	662,512	1,704,306	3,187,781
Net assets as of December 31, 2021	24,906,237	2,131,672	3,670,686	7,326,383

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(90,426)	25,303	172,540	(4,410)
Total realized gains (losses) on investments	444,805	103,040	70,747	955,887
Change in net unrealized appreciation (depreciation)
of investments	(6,651,345)	(709,909)	(509,020)	(1,787,570)
Net gains (losses) on investments	(6,296,966)	(581,566)	(265,733)	(836,093)
Net increase (decrease) in net assets resulting from operations	(6,296,966)	(581,566)	(265,733)	(836,093)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	2,850,466	309,242	2,244,999	2,090,041
Administration charges	(39,843)	(1,688)	(4,972)	(10,291)
Contingent sales charges	(3,714)	(151)	(2,037)	(1,107)
Contract terminations	(1,290,946)	(46,437)	(96,500)	(210,112)
Death benefit payments	(196,542)	—	(32,620)	(37,108)
Flexible withdrawal option payments	(461,453)	(22,290)	(39,800)	(29,248)
Transfers to other contracts	(863,779)	(146,011)	(815,214)	(1,004,142)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(5,811)	92,665	1,253,856	798,033
Total increase (decrease)	(6,302,777)	(488,901)	988,123	(38,060)
Net assets as of December 31, 2022	$18,603,460	$1,642,771	$4,658,809	$7,288,323

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2022 and 2021

	Franklin Small Cap Value VIP Fund - Class 2	Franklin U.S. Government Securities VIP Fund - Class 2	Global Emerging Markets Account - Class 1	Goldman Sachs VIT Mid Cap Value Fund - Institutional Shares

Net assets as of January 1, 2021	$3,501,039	$2,388,545	$43,555,636	$11,871,914

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(16,392)	40,904	(389,041)	(122,384)
Total realized gains (losses) on investments	(4,879)	(14,275)	2,337,189	1,903,593
Change in net unrealized appreciation (depreciation)
of investments	820,831	(89,677)	(2,033,774)	1,412,811
Net gains (losses) on investments	799,560	(63,048)	(85,626)	3,194,020
Net increase (decrease) in net assets resulting from operations	799,560	(63,048)	(85,626)	3,194,020
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	916,593	446,904	4,235,080	437,084
Administration charges	(65)	(4,463)	(11,304)	(605)
Contingent sales charges	(1,948)	(122)	(7,399)	(4,073)
Contract terminations	(695,999)	(8,166)	(3,822,801)	(1,460,853)
Death benefit payments	—	—	(404,832)	(11,725)
Flexible withdrawal option payments	(27,922)	(1,188)	(342,431)	(71,291)
Transfers to other contracts	(635,687)	(314,782)	(3,214,982)	(1,177,204)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(445,028)	118,183	(3,568,669)	(2,288,667)
Total increase (decrease)	354,532	55,135	(3,654,295)	905,353
Net assets as of December 31, 2021	3,855,571	2,443,680	39,901,341	12,777,267

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(14,276)	39,877	76,771	(80,452)
Total realized gains (losses) on investments	376,593	(464,817)	2,951,792	1,584,201
Change in net unrealized appreciation (depreciation)
of investments	(791,538)	47,528	(12,352,787)	(2,922,057)
Net gains (losses) on investments	(429,221)	(377,412)	(9,324,224)	(1,418,308)
Net increase (decrease) in net assets resulting from operations	(429,221)	(377,412)	(9,324,224)	(1,418,308)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	708,952	3,642,663	2,944,579	500,141
Administration charges	(30)	(3,240)	(7,056)	(501)
Contingent sales charges	(730)	(816)	(5,932)	(2,357)
Contract terminations	(295,195)	(38,667)	(2,860,743)	(965,566)
Death benefit payments	(90,678)	(10,031)	(213,506)	(6,409)
Flexible withdrawal option payments	(22,855)	(5,614)	(300,818)	(78,999)
Transfers to other contracts	(857,955)	(3,320,109)	(1,494,533)	(1,028,743)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(558,491)	264,186	(1,938,009)	(1,582,434)
Total increase (decrease)	(987,712)	(113,226)	(11,262,233)	(3,000,742)
Net assets as of December 31, 2022	$2,867,859	$2,330,454	$28,639,108	$9,776,525

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2022 and 2021

		Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Service Shares	Goldman Sachs VIT Small Cap Equity Insights Fund - Institutional Shares
	Goldman Sachs VIT Mid Cap Value Fund - Service Shares			Goldman Sachs VIT Small Cap Equity Insights Fund - Service Shares

Net assets as of January 1, 2021	$1,798,221	$165,897	$5,730,201	$673,126

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(15,237)	5,496	(59,736)	(5,394)
Total realized gains (losses) on investments	365,261	1,586	1,497,622	275,896
Change in net unrealized appreciation (depreciation)
of investments	201,865	7,863	(229,174)	(112,112)
Net gains (losses) on investments	551,889	14,945	1,208,712	158,390
Net increase (decrease) in net assets resulting from operations	551,889	14,945	1,208,712	158,390
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	442,982	435,566	470,889	475,005
Administration charges	(4,868)	(1,036)	(151)	(2,041)
Contingent sales charges	(447)	(132)	(1,631)	(24)
Contract terminations	(34,014)	(8,813)	(631,246)	(3,678)
Death benefit payments	(9,604)	—	(95,163)	(10,760)
Flexible withdrawal option payments	(6,096)	(2,019)	(52,475)	(1,730)
Transfers to other contracts	(89,380)	—	(570,770)	(63,530)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	298,573	423,566	(880,547)	393,242
Total increase (decrease)	850,462	438,511	328,165	551,632
Net assets as of December 31, 2021	2,648,683	604,408	6,058,366	1,224,758

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(11,272)	17,079	(52,923)	(7,442)
Total realized gains (losses) on investments	469,802	834	(13,772)	(9,221)
Change in net unrealized appreciation (depreciation)
of investments	(750,501)	(64,478)	(1,133,346)	(229,416)
Net gains (losses) on investments	(291,971)	(46,565)	(1,200,041)	(246,079)
Net increase (decrease) in net assets resulting from operations	(291,971)	(46,565)	(1,200,041)	(246,079)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	805,529	107,366	237,477	178,123
Administration charges	(4,360)	(1,036)	(30)	(1,728)
Contingent sales charges	(463)	(124)	(1,325)	(90)
Contract terminations	(33,760)	(5,856)	(539,809)	(27,374)
Death benefit payments	—	—	(3,704)	—
Flexible withdrawal option payments	(10,411)	(2,068)	(59,775)	(1,845)
Transfers to other contracts	(311,519)	(21,489)	(399,669)	(175,850)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	445,016	76,793	(766,835)	(28,764)
Total increase (decrease)	153,045	30,228	(1,966,876)	(274,843)
Net assets as of December 31, 2022	$2,801,728	$634,636	$4,091,490	$949,915

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2022 and 2021

	Government & High Quality Bond Account - Class 1	Guggenheim VFT Floating Rate Strategies – Series F	Guggenheim VIF Global Managed Futures Strategy Fund	Guggenheim VIF Long Short Equity Fund

Net assets as of January 1, 2021	$81,573,970	$2,875,797	$187,469	$207,236

Increase (decrease) in net assets
Operations:
Net investment income (loss)	726,385	38,365	(2,074)	(913)
Total realized gains (losses) on investments	(638,521)	(49,050)	2,646	1,003
Change in net unrealized appreciation (depreciation)
of investments	(2,095,875)	49,204	(631)	52,092
Net gains (losses) on investments	(2,008,011)	38,519	(59)	52,182
Net increase (decrease) in net assets resulting from operations	(2,008,011)	38,519	(59)	52,182
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	9,053,283	1,273,802	26,901	53,319
Administration charges	(87,679)	(1,366)	(356)	(712)
Contingent sales charges	(11,896)	(439)	(72)	—
Contract terminations	(7,924,458)	(149,887)	(23,174)	(163)
Death benefit payments	(1,008,487)	—	—	—
Flexible withdrawal option payments	(1,841,045)	(39,741)	(850)	(1,489)
Transfers to other contracts	(4,691,900)	(487,730)	(9,087)	(4,941)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(6,512,182)	594,639	(6,638)	46,014
Total increase (decrease)	(8,520,193)	633,158	(6,697)	98,196
Net assets as of December 31, 2021	73,053,777	3,508,955	180,772	305,432

Increase (decrease) in net assets
Operations:
Net investment income (loss)	40,093	65,909	26,804	(1,409)
Total realized gains (losses) on investments	(2,569,885)	(102,789)	(98,571)	7,928
Change in net unrealized appreciation (depreciation)
of investments	(6,477,147)	(41,516)	(27,680)	(51,741)
Net gains (losses) on investments	(9,006,939)	(78,396)	(99,447)	(45,222)
Net increase (decrease) in net assets resulting from operations	(9,006,939)	(78,396)	(99,447)	(45,222)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	4,932,256	3,198,385	2,857,399	97,034
Administration charges	(62,731)	(2,281)	(728)	(615)
Contingent sales charges	(9,012)	(927)	(72)	(6)
Contract terminations	(6,471,795)	(316,534)	(14,381)	(424)
Death benefit payments	(1,087,528)	(58,688)	—	—
Flexible withdrawal option payments	(1,733,557)	(81,844)	(30,353)	(2,720)
Transfers to other contracts	(5,293,379)	(1,060,411)	(1,346,312)	(76,654)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(9,725,746)	1,677,700	1,465,553	16,615
Total increase (decrease)	(18,732,685)	1,599,304	1,366,106	(28,607)
Net assets as of December 31, 2022	$54,321,092	$5,108,259	$1,546,878	$276,825

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2022 and 2021

	Guggenheim VIF Multi-Hedge Strategies Fund	Invesco V.I. American Franchise Fund - Series I Shares	Invesco V.I. American Value Fund - Series I Shares	Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares

Net assets as of January 1, 2021	$593,639	$5,525,760	$—	$611,871

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(8,225)	(72,087)	(20,435)	18,887
Total realized gains (losses) on investments	21,778	1,214,158	8,604	26,833
Change in net unrealized appreciation (depreciation)
of investments	27,507	(574,815)	212,322	11,546
Net gains (losses) on investments	41,060	567,256	200,491	57,266
Net increase (decrease) in net assets resulting from operations	41,060	567,256	200,491	57,266
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	116,537	78,985	4,236,570	291,633
Administration charges	(811)	(983)	(6,895)	(1,773)
Contingent sales charges	(62)	(275)	(508)	(285)
Contract terminations	(19,083)	(500,476)	(181,251)	(20,098)
Death benefit payments	—	(44,614)	(17,248)	—
Flexible withdrawal option payments	(1,088)	(65,520)	(41,491)	(10,313)
Transfers to other contracts	(18,705)	(339,240)	(281,084)	(517)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	76,788	(872,123)	3,708,093	258,647
Total increase (decrease)	117,848	(304,867)	3,908,584	315,913
Net assets as of December 31, 2021	711,487	5,220,893	3,908,584	927,784

Increase (decrease) in net assets
Operations:
Net investment income (loss)	743	(51,062)	(23,392)	70,102
Total realized gains (losses) on investments	21,174	1,107,982	543,667	25,858
Change in net unrealized appreciation (depreciation)
of investments	(61,141)	(2,686,625)	(691,313)	(263,938)
Net gains (losses) on investments	(39,224)	(1,629,705)	(171,038)	(167,978)
Net increase (decrease) in net assets resulting from operations	(39,224)	(1,629,705)	(171,038)	(167,978)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	246,093	166,559	140,697	391,797
Administration charges	(1,093)	(674)	(6,881)	(1,260)
Contingent sales charges	—	(109)	(726)	(282)
Contract terminations	—	(233,847)	(293,617)	(13,337)
Death benefit payments	(1,893)	(40,054)	(127,650)	—
Flexible withdrawal option payments	(1,304)	(44,859)	(52,952)	(30,000)
Transfers to other contracts	(79,622)	(80,252)	(312,150)	(96,746)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	162,181	(233,236)	(653,279)	250,172
Total increase (decrease)	122,957	(1,862,941)	(824,317)	82,194
Net assets as of December 31, 2022	$834,444	$3,357,952	$3,084,267	$1,009,978

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2022 and 2021

	Invesco V.I. Core Equity Fund - Series I Shares	Invesco V.I. Discovery Mid Cap Growth Fund - Series I Shares	Invesco V.I. EQV International Equity Fund - Series I Shares	Invesco V.I. EQV International Equity Fund - Series II Shares

Net assets as of January 1, 2021	$13,636,128	$1,158,001	$6,663,037	$2,422,406

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(95,139)	(15,803)	(11,899)	5,740
Total realized gains (losses) on investments	879,272	234,351	645,346	244,462
Change in net unrealized appreciation (depreciation)
of investments	2,641,322	(22,757)	(342,551)	(134,939)
Net gains (losses) on investments	3,425,455	195,791	290,896	115,263
Net increase (decrease) in net assets resulting from operations	3,425,455	195,791	290,896	115,263
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	332,514	53,490	349,103	745,669
Administration charges	(1,661)	(191)	(9,712)	(6,011)
Contingent sales charges	(656)	(57)	(2,373)	(593)
Contract terminations	(1,191,856)	(104,211)	(846,640)	(46,772)
Death benefit payments	(181,936)	(39,762)	(34,213)	(40,479)
Flexible withdrawal option payments	(174,368)	(9,084)	(78,592)	(19,418)
Transfers to other contracts	(406,186)	(127,533)	(208,948)	(169,158)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(1,624,149)	(227,348)	(831,375)	463,238
Total increase (decrease)	1,801,306	(31,557)	(540,479)	578,501
Net assets as of December 31, 2021	15,437,434	1,126,444	6,122,558	3,000,907

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(49,553)	(10,766)	15,283	18,250
Total realized gains (losses) on investments	1,773,066	239,382	492,271	285,316
Change in net unrealized appreciation (depreciation)
of investments	(4,954,870)	(586,282)	(1,692,045)	(884,045)
Net gains (losses) on investments	(3,231,357)	(357,666)	(1,184,491)	(580,479)
Net increase (decrease) in net assets resulting from operations	(3,231,357)	(357,666)	(1,184,491)	(580,479)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	186,152	43,557	553,062	612,775
Administration charges	(1,285)	(112)	(7,458)	(4,890)
Contingent sales charges	(301)	(13)	(899)	(318)
Contract terminations	(642,478)	(28,319)	(363,474)	(54,674)
Death benefit payments	(352,111)	(18,193)	(4,223)	(19,335)
Flexible withdrawal option payments	(174,333)	(14,127)	(86,165)	(23,750)
Transfers to other contracts	(384,708)	(12,161)	(333,232)	(140,259)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(1,369,064)	(29,368)	(242,389)	369,549
Total increase (decrease)	(4,600,421)	(387,034)	(1,426,880)	(210,930)
Net assets as of December 31, 2022	$10,837,013	$739,410	$4,695,678	$2,789,977

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2022 and 2021

	Invesco V.I. Health Care Fund - Series I Shares	Invesco V.I. Health Care Fund - Series II Shares	Invesco V.I. Main Street Small Cap Fund - Series II Shares	Invesco V.I. Small Cap Equity Fund - Series I Shares

Net assets as of January 1, 2021	$7,106,038	$5,065,689	$462,487	$6,541,296

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(79,785)	(54,360)	(5,380)	(87,418)
Total realized gains (losses) on investments	770,174	958,544	55,948	776,816
Change in net unrealized appreciation (depreciation)
of investments	51,063	(201,161)	40,519	498,680
Net gains (losses) on investments	741,452	703,023	91,087	1,188,078
Net increase (decrease) in net assets resulting from operations	741,452	703,023	91,087	1,188,078
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	432,050	3,119,390	24,254	867,793
Administration charges	(832)	(14,964)	(108)	(7,404)
Contingent sales charges	(354)	(1,080)	—	(2,125)
Contract terminations	(589,986)	(80,032)	(495)	(943,709)
Death benefit payments	(27,286)	(143,625)	(5,252)	(14,175)
Flexible withdrawal option payments	(79,429)	(42,761)	(722)	(72,065)
Transfers to other contracts	(249,570)	(297,682)	(84,137)	(837,318)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(515,407)	2,539,246	(66,460)	(1,009,003)
Total increase (decrease)	226,045	3,242,269	24,627	179,075
Net assets as of December 31, 2021	7,332,083	8,307,958	487,114	6,720,371

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(78,494)	(59,064)	(4,118)	(73,460)
Total realized gains (losses) on investments	738,624	953,892	53,108	987,807
Change in net unrealized appreciation (depreciation)
of investments	(1,711,981)	(2,148,545)	(128,609)	(2,341,205)
Net gains (losses) on investments	(1,051,851)	(1,253,717)	(79,619)	(1,426,858)
Net increase (decrease) in net assets resulting from operations	(1,051,851)	(1,253,717)	(79,619)	(1,426,858)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	418,811	932,489	9,029	504,684
Administration charges	(703)	(13,618)	(53)	(5,220)
Contingent sales charges	(219)	(1,588)	(12)	(675)
Contract terminations	(366,853)	(130,062)	(25,373)	(378,783)
Death benefit payments	(17,332)	(20,996)	(2,970)	(98,035)
Flexible withdrawal option payments	(74,898)	(45,665)	(699)	(61,527)
Transfers to other contracts	(532,264)	(1,148,309)	(33,760)	(560,474)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(573,458)	(427,749)	(53,838)	(600,030)
Total increase (decrease)	(1,625,309)	(1,681,466)	(133,457)	(2,026,888)
Net assets as of December 31, 2022	$5,706,774	$6,626,492	$353,657	$4,693,483

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2022 and 2021

	Invesco V.I. Technology Fund - Series I Shares	Janus Henderson Balanced Portfolio - Service Shares	Janus Henderson Enterprise Portfolio - Service Shares	Janus Henderson Flexible Bond Portfolio - Service Shares

Net assets as of January 1, 2021	$3,827,381	$—	$10,153,002	$7,338,273

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(49,675)	(297)	(110,059)	114,005
Total realized gains (losses) on investments	744,528	1,984	1,527,302	173,491
Change in net unrealized appreciation (depreciation)
of investments	(226,597)	155,475	37,948	(437,566)
Net gains (losses) on investments	468,256	157,162	1,455,191	(150,070)
Net increase (decrease) in net assets resulting from operations	468,256	157,162	1,455,191	(150,070)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	213,959	4,535,058	120,707	4,039,358
Administration charges	(349)	(3,277)	(1,115)	(15,972)
Contingent sales charges	(154)	(211)	(395)	(2,179)
Contract terminations	(279,872)	(29,574)	(717,654)	(349,885)
Death benefit payments	(34,836)	—	(184,905)	(60,804)
Flexible withdrawal option payments	(21,729)	(550)	(43,095)	(48,238)
Transfers to other contracts	(495,625)	(77,614)	(426,317)	(1,475,121)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(618,606)	4,423,832	(1,252,774)	2,087,159
Total increase (decrease)	(150,350)	4,580,994	202,417	1,937,089
Net assets as of December 31, 2021	3,677,031	4,580,994	10,355,419	9,275,362

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(32,609)	18,994	(88,587)	104,046
Total realized gains (losses) on investments	1,014,502	(103,543)	1,647,053	(118,692)
Change in net unrealized appreciation (depreciation)
of investments	(2,404,177)	(838,129)	(3,310,300)	(1,362,900)
Net gains (losses) on investments	(1,422,284)	(922,678)	(1,751,834)	(1,377,546)
Net increase (decrease) in net assets resulting from operations	(1,422,284)	(922,678)	(1,751,834)	(1,377,546)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	261,691	2,601,345	174,608	2,201,004
Administration charges	(235)	(7,419)	(1,005)	(12,433)
Contingent sales charges	(55)	(567)	(155)	(4,750)
Contract terminations	(116,644)	(40,283)	(331,297)	(606,264)
Death benefit payments	(10,390)	(89,789)	(25,928)	(25,802)
Flexible withdrawal option payments	(21,589)	(19,863)	(56,515)	(80,938)
Transfers to other contracts	(340,840)	(1,076,969)	(324,245)	(1,145,658)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(228,062)	1,366,455	(564,537)	325,159
Total increase (decrease)	(1,650,346)	443,777	(2,316,371)	(1,052,387)
Net assets as of December 31, 2022	$2,026,685	$5,024,771	$8,039,048	$8,222,975

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2022 and 2021

		Janus Henderson Global Technology and Innovation Portfolio - Service Shares
	Janus Henderson Global Sustainable Equity Portfolio - Service Shares		LargeCap Growth Account I - Class 1	LargeCap S&P 500 Index Account - Class 1

Net assets as of January 1, 2021	$—	$3,300,343	$197,309,692	$104,573,570

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(8,340)	(2,605,078)	67,093
Total realized gains (losses) on investments	—	878,581	38,554,560	19,235,670
Change in net unrealized appreciation (depreciation)
of investments	—	(99,018)	2,042,037	6,592,230
Net gains (losses) on investments	—	771,223	37,991,519	25,894,993
Net increase (decrease) in net assets resulting from operations	—	771,223	37,991,519	25,894,993
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	—	4,993,797	6,694,407	6,191,751
Administration charges	—	(13,582)	(80,403)	(35,061)
Contingent sales charges	—	(740)	(20,992)	(11,144)
Contract terminations	—	(49,804)	(18,476,211)	(11,652,345)
Death benefit payments	—	(19,512)	(2,949,916)	(1,198,539)
Flexible withdrawal option payments	—	(20,027)	(1,822,977)	(1,403,601)
Transfers to other contracts	—	(879,884)	(8,328,616)	(6,744,052)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	—	4,010,248	(24,984,708)	(14,852,991)
Total increase (decrease)	—	4,781,471	13,006,811	11,042,002
Net assets as of December 31, 2021	—	8,081,814	210,316,503	115,615,572

Increase (decrease) in net assets
Operations:
Net investment income (loss)	111	(44,161)	(1,888,779)	(24,654)
Total realized gains (losses) on investments	(1,096)	(123,454)	21,594,557	15,977,452
Change in net unrealized appreciation (depreciation)
of investments	517	(3,001,313)	(91,733,925)	(37,610,249)
Net gains (losses) on investments	(468)	(3,168,928)	(72,028,147)	(21,657,451)
Net increase (decrease) in net assets resulting from operations	(468)	(3,168,928)	(72,028,147)	(21,657,451)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	61,668	1,657,358	6,363,200	4,778,399
Administration charges	—	(11,310)	(55,946)	(26,132)
Contingent sales charges	—	(639)	(11,195)	(12,884)
Contract terminations	—	(66,112)	(9,600,090)	(7,645,440)
Death benefit payments	—	(85,057)	(1,179,401)	(908,698)
Flexible withdrawal option payments	(1,829)	(29,469)	(1,698,172)	(1,417,295)
Transfers to other contracts	(13,147)	(1,904,159)	(6,063,376)	(4,958,512)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	46,692	(439,388)	(12,244,980)	(10,190,562)
Total increase (decrease)	46,224	(3,608,316)	(84,273,127)	(31,848,013)
Net assets as of December 31, 2022	$46,224	$4,473,498	$126,043,376	$83,767,559

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2022 and 2021

	LargeCap S&P 500 Index Account - Class 2	MFS® International Intrinsic Value Portfolio - Service Class	MFS® New Discovery Series - Service Class	MFS® Utilities Series - Service Class

Net assets as of January 1, 2021	$27,800,021	$9,347,071	$7,507,654	$14,652,139

Increase (decrease) in net assets
Operations:
Net investment income (loss)	202,941	(99,622)	(81,624)	44,175
Total realized gains (losses) on investments	4,123,466	693,188	1,866,348	789,998
Change in net unrealized appreciation (depreciation)
of investments	4,522,618	292,724	(1,745,048)	989,483
Net gains (losses) on investments	8,849,025	886,290	39,676	1,823,656
Net increase (decrease) in net assets resulting from operations	8,849,025	886,290	39,676	1,823,656
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	15,173,159	2,159,776	2,494,357	2,225,381
Administration charges	(81,442)	(10,451)	(16,889)	(12,550)
Contingent sales charges	(12,126)	(1,865)	(1,959)	(3,619)
Contract terminations	(947,280)	(644,615)	(352,862)	(990,999)
Death benefit payments	(291,250)	(208,289)	(130,717)	(93,371)
Flexible withdrawal option payments	(172,474)	(42,749)	(59,159)	(152,643)
Transfers to other contracts	(3,681,580)	(693,857)	(1,573,263)	(642,425)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	9,987,007	557,950	359,508	329,774
Total increase (decrease)	18,836,032	1,444,240	399,184	2,153,430
Net assets as of December 31, 2021	46,636,053	10,791,311	7,906,838	16,805,569

Increase (decrease) in net assets
Operations:
Net investment income (loss)	147,474	(47,554)	(56,596)	183,512
Total realized gains (losses) on investments	5,073,740	391,149	1,691,920	1,337,658
Change in net unrealized appreciation (depreciation)
of investments	(14,501,852)	(3,081,933)	(4,123,470)	(1,690,485)
Net gains (losses) on investments	(9,280,638)	(2,738,338)	(2,488,146)	(169,315)
Net increase (decrease) in net assets resulting from operations	(9,280,638)	(2,738,338)	(2,488,146)	(169,315)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	11,561,017	1,319,300	1,068,055	3,942,760
Administration charges	(71,187)	(8,474)	(10,848)	(11,898)
Contingent sales charges	(12,094)	(1,443)	(822)	(4,194)
Contract terminations	(807,520)	(377,096)	(87,464)	(1,059,576)
Death benefit payments	(229,925)	(3,473)	(43,995)	(107,630)
Flexible withdrawal option payments	(368,812)	(50,366)	(66,170)	(192,303)
Transfers to other contracts	(5,383,868)	(1,798,774)	(971,556)	(2,193,085)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	4,687,611	(920,326)	(112,800)	374,074
Total increase (decrease)	(4,593,027)	(3,658,664)	(2,600,946)	204,759
Net assets as of December 31, 2022	$42,043,026	$7,132,647	$5,305,892	$17,010,328

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2022 and 2021

	MFS® Value Series - Service Class	MidCap Account - Class 1	MidCap Account - Class 2	Neuberger Berman AMT Mid Cap Growth Portfolio - Class S

Net assets as of January 1, 2021	$4,297,108	$340,438,179	$3,566,592	$4,382,302

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(13,843)	(4,135,204)	(58,660)	(52,302)
Total realized gains (losses) on investments	313,823	34,740,489	622,999	797,306
Change in net unrealized appreciation (depreciation)
of investments	640,972	45,478,947	1,006,680	(263,250)
Net gains (losses) on investments	940,952	76,084,232	1,571,019	481,754
Net increase (decrease) in net assets resulting from operations	940,952	76,084,232	1,571,019	481,754
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	262,199	9,169,996	8,736,141	514,093
Administration charges	(90)	(172,477)	(15,855)	(7,918)
Contingent sales charges	(1,936)	(31,242)	(926)	(1,380)
Contract terminations	(690,840)	(28,231,827)	(63,433)	(287,599)
Death benefit payments	(47,509)	(3,777,682)	(134,345)	—
Flexible withdrawal option payments	(52,850)	(4,271,539)	(42,354)	(37,105)
Transfers to other contracts	(291,004)	(19,639,208)	(318,224)	(405,433)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(822,030)	(46,953,979)	8,161,004	(225,342)
Total increase (decrease)	118,922	29,130,253	9,732,023	256,412
Net assets as of December 31, 2021	4,416,030	369,568,432	13,298,615	4,638,714

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(10,560)	(3,129,185)	(101,215)	(37,087)
Total realized gains (losses) on investments	398,644	31,346,388	1,456,349	748,564
Change in net unrealized appreciation (depreciation)
of investments	(734,831)	(115,349,867)	(4,827,479)	(2,024,564)
Net gains (losses) on investments	(346,747)	(87,132,664)	(3,472,345)	(1,313,087)
Net increase (decrease) in net assets resulting from operations	(346,747)	(87,132,664)	(3,472,345)	(1,313,087)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	1,086,995	9,076,207	6,625,417	346,153
Administration charges	(150)	(126,733)	(21,998)	(5,570)
Contingent sales charges	(1,045)	(25,777)	(3,072)	(919)
Contract terminations	(422,638)	(20,539,191)	(145,494)	(320,339)
Death benefit payments	(72,352)	(3,533,564)	(122,642)	(22,103)
Flexible withdrawal option payments	(54,494)	(4,027,643)	(119,206)	(37,695)
Transfers to other contracts	(595,029)	(8,439,005)	(1,695,211)	(371,126)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(58,713)	(27,615,706)	4,517,794	(411,599)
Total increase (decrease)	(405,460)	(114,748,370)	1,045,449	(1,724,686)
Net assets as of December 31, 2022	$4,010,570	$254,820,062	$14,344,064	$2,914,028

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2022 and 2021

	Neuberger Berman AMT Sustainable Equity Portfolio - Class I	Neuberger Berman AMT Sustainable Equity Portfolio - Class S	PIMCO All Asset Portfolio - Administrative Class	PIMCO All Asset Portfolio - Advisor Class

Net assets as of January 1, 2021	$6,614,344	$49,858	$2,125,533	$163,286

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(72,822)	(437)	230,056	21,324
Total realized gains (losses) on investments	490,962	3,265	52,619	563
Change in net unrealized appreciation (depreciation)
of investments	933,096	11,115	35,780	4,756
Net gains (losses) on investments	1,351,236	13,943	318,455	26,643
Net increase (decrease) in net assets resulting from operations	1,351,236	13,943	318,455	26,643
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	199,805	41,884	323,635	79,740
Administration charges	(11,346)	(206)	(90)	(695)
Contingent sales charges	(1,557)	—	(915)	(16)
Contract terminations	(555,529)	—	(326,304)	(1,074)
Death benefit payments	(27,866)	—	(1,997)	—
Flexible withdrawal option payments	(79,169)	(623)	(43,071)	(390)
Transfers to other contracts	(496,921)	(5,639)	(78,105)	(2,276)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(972,583)	35,416	(126,847)	75,289
Total increase (decrease)	378,653	49,359	191,608	101,932
Net assets as of December 31, 2021	6,992,997	99,217	2,317,141	265,218

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(52,946)	(779)	114,635	26,345
Total realized gains (losses) on investments	701,728	14,019	181,882	17,963
Change in net unrealized appreciation (depreciation)
of investments	(1,928,108)	(36,626)	(566,047)	(100,609)
Net gains (losses) on investments	(1,279,326)	(23,386)	(269,530)	(56,301)
Net increase (decrease) in net assets resulting from operations	(1,279,326)	(23,386)	(269,530)	(56,301)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	196,770	121,806	98,755	214,329
Administration charges	(8,272)	(179)	(30)	(1,232)
Contingent sales charges	(1,949)	—	(664)	(60)
Contract terminations	(787,866)	—	(268,482)	(2,835)
Death benefit payments	(146,155)	—	(97,309)	(11,313)
Flexible withdrawal option payments	(69,340)	(1,577)	(45,497)	(6,886)
Transfers to other contracts	(197,471)	(2,325)	(100,030)	(82,389)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(1,014,283)	117,725	(413,257)	109,614
Total increase (decrease)	(2,293,609)	94,339	(682,787)	53,313
Net assets as of December 31, 2022	$4,699,388	$193,556	$1,634,354	$318,531

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2022 and 2021

	PIMCO Commodity Real Return Strategy Portfolio - Class M	PIMCO Emerging Markets Bond Portfolio - Administrative Class	PIMCO High Yield Portfolio - Administrative Class	PIMCO Low Duration Portfolio - Advisor Class

Net assets as of January 1, 2021	$72,222	$—	$20,567,228	$3,382,426

Increase (decrease) in net assets
Operations:
Net investment income (loss)	8,512	2,495	696,306	(18,413)
Total realized gains (losses) on investments	1,287	(71)	205,424	2,586
Change in net unrealized appreciation (depreciation)
of investments	23,549	(7,552)	(388,982)	(69,113)
Net gains (losses) on investments	33,348	(5,128)	512,748	(84,940)
Net increase (decrease) in net assets resulting from operations	33,348	(5,128)	512,748	(84,940)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	338,875	299,829	6,403,286	2,261,720
Administration charges	(310)	(173)	(19,877)	(10,161)
Contingent sales charges	(6)	—	(7,659)	(536)
Contract terminations	(1,117)	—	(2,239,001)	(66,900)
Death benefit payments	—	—	(346,464)	—
Flexible withdrawal option payments	(2,276)	(1,472)	(259,712)	(33,369)
Transfers to other contracts	(17,860)	—	(1,240,355)	(547,334)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	317,306	298,184	2,290,218	1,603,420
Total increase (decrease)	350,654	293,056	2,802,966	1,518,480
Net assets as of December 31, 2021	422,876	293,056	23,370,194	4,900,906

Increase (decrease) in net assets
Operations:
Net investment income (loss)	171,827	24,773	828,233	42,175
Total realized gains (losses) on investments	27,765	(20,732)	(402,175)	(97,269)
Change in net unrealized appreciation (depreciation)
of investments	(221,930)	(90,814)	(3,156,439)	(300,858)
Net gains (losses) on investments	(22,338)	(86,773)	(2,730,381)	(355,952)
Net increase (decrease) in net assets resulting from operations	(22,338)	(86,773)	(2,730,381)	(355,952)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	898,495	627,230	3,916,599	3,326,588
Administration charges	(892)	(1,402)	(19,928)	(10,888)
Contingent sales charges	(20)	(122)	(5,197)	(709)
Contract terminations	(951)	(5,768)	(1,291,575)	(112,049)
Death benefit payments	—	—	(163,903)	(16,237)
Flexible withdrawal option payments	(2,731)	(5,552)	(284,561)	(69,707)
Transfers to other contracts	(443,067)	(71,953)	(2,970,749)	(2,255,750)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	450,834	542,433	(819,314)	861,248
Total increase (decrease)	428,496	455,660	(3,549,695)	505,296
Net assets as of December 31, 2022	$851,372	$748,716	$19,820,499	$5,406,202

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2022 and 2021

	PIMCO Total Return Portfolio - Administrative Class	Principal Capital Appreciation Account - Class 1	Principal Capital Appreciation Account - Class 2	Principal LifeTime 2010 Account - Class 1

Net assets as of January 1, 2021	$28,911,603	$96,553,026	$8,159,474	$16,135,380

Increase (decrease) in net assets
Operations:
Net investment income (loss)	195,933	(544,498)	(2,939)	38,522
Total realized gains (losses) on investments	1,233,700	12,009,658	664,677	1,285,467
Change in net unrealized appreciation (depreciation)
of investments	(2,124,101)	11,470,267	1,730,771	(652,736)
Net gains (losses) on investments	(694,468)	22,935,427	2,392,509	671,253
Net increase (decrease) in net assets resulting from operations	(694,468)	22,935,427	2,392,509	671,253
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	8,826,039	3,258,904	3,957,825	604,559
Administration charges	(31,923)	(112,706)	(26,966)	(32,476)
Contingent sales charges	(7,265)	(19,587)	(3,841)	(3,897)
Contract terminations	(1,788,611)	(9,118,569)	(307,621)	(1,483,475)
Death benefit payments	(159,185)	(1,029,292)	(38,865)	(140,491)
Flexible withdrawal option payments	(422,787)	(1,691,244)	(54,185)	(696,703)
Transfers to other contracts	(4,258,581)	(9,664,259)	(1,270,751)	(754,803)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	2,157,687	(18,376,753)	2,255,596	(2,507,286)
Total increase (decrease)	1,463,219	4,558,674	4,648,105	(1,836,033)
Net assets as of December 31, 2021	30,374,822	101,111,700	12,807,579	14,299,347

Increase (decrease) in net assets
Operations:
Net investment income (loss)	412,796	(467,495)	(17,750)	160,791
Total realized gains (losses) on investments	(834,374)	14,081,637	1,645,259	379,041
Change in net unrealized appreciation (depreciation)
of investments	(4,198,372)	(30,821,805)	(3,904,785)	(2,484,254)
Net gains (losses) on investments	(4,619,950)	(17,207,663)	(2,277,276)	(1,944,422)
Net increase (decrease) in net assets resulting from operations	(4,619,950)	(17,207,663)	(2,277,276)	(1,944,422)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	5,711,921	2,832,994	2,341,995	369,975
Administration charges	(25,473)	(78,638)	(22,245)	(18,786)
Contingent sales charges	(8,732)	(10,878)	(2,682)	(1,707)
Contract terminations	(2,261,411)	(5,437,529)	(267,156)	(1,085,233)
Death benefit payments	(429,128)	(1,505,919)	(56,604)	(267,045)
Flexible withdrawal option payments	(440,176)	(1,552,468)	(78,197)	(631,368)
Transfers to other contracts	(3,141,572)	(5,323,534)	(1,028,981)	(499,203)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(594,571)	(11,075,972)	886,130	(2,133,367)
Total increase (decrease)	(5,214,521)	(28,283,635)	(1,391,146)	(4,077,789)
Net assets as of December 31, 2022	$25,160,301	$72,828,065	$11,416,433	$10,221,558

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2022 and 2021

	Principal LifeTime 2020 Account - Class 1	Principal LifeTime 2030 Account - Class 1	Principal LifeTime 2040 Account - Class 1	Principal LifeTime 2050 Account - Class 1

Net assets as of January 1, 2021	$79,678,005	$59,916,113	$16,445,569	$11,670,300

Increase (decrease) in net assets
Operations:
Net investment income (loss)	186,411	(30,352)	(18,826)	(28,640)
Total realized gains (losses) on investments	7,594,258	3,567,752	1,390,401	842,996
Change in net unrealized appreciation (depreciation)
of investments	(1,938,203)	2,921,190	785,756	878,648
Net gains (losses) on investments	5,842,466	6,458,590	2,157,331	1,693,004
Net increase (decrease) in net assets resulting from operations	5,842,466	6,458,590	2,157,331	1,693,004
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	2,233,980	2,185,590	637,128	242,916
Administration charges	(263,041)	(221,968)	(7,694)	(8,646)
Contingent sales charges	(13,418)	(14,285)	(5,559)	(4,140)
Contract terminations	(5,181,065)	(5,651,768)	(1,929,461)	(1,374,221)
Death benefit payments	(625,548)	(950,471)	(1,744)	(8,903)
Flexible withdrawal option payments	(2,648,582)	(1,208,160)	(39,091)	(68,621)
Transfers to other contracts	(3,524,422)	(1,490,738)	(860,850)	(467,938)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(10,022,096)	(7,351,800)	(2,207,271)	(1,689,553)
Total increase (decrease)	(4,179,630)	(893,210)	(49,940)	3,451
Net assets as of December 31, 2021	75,498,375	59,022,903	16,395,629	11,673,751

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,126,765	666,473	222,645	194,171
Total realized gains (losses) on investments	4,535,331	3,360,909	1,129,682	901,874
Change in net unrealized appreciation (depreciation)
of investments	(17,062,765)	(14,404,495)	(4,412,949)	(3,324,175)
Net gains (losses) on investments	(11,400,669)	(10,377,113)	(3,060,622)	(2,228,130)
Net increase (decrease) in net assets resulting from operations	(11,400,669)	(10,377,113)	(3,060,622)	(2,228,130)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	859,168	1,090,594	338,235	76,514
Administration charges	(177,800)	(160,404)	(5,314)	(6,531)
Contingent sales charges	(10,206)	(11,554)	(4,557)	(3,944)
Contract terminations	(4,377,154)	(4,434,479)	(1,761,002)	(1,506,391)
Death benefit payments	(902,961)	(620,149)	—	—
Flexible withdrawal option payments	(2,488,270)	(1,019,763)	(34,566)	(68,825)
Transfers to other contracts	(2,746,608)	(2,664,364)	(833,894)	(44,760)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(9,843,831)	(7,820,119)	(2,301,098)	(1,553,937)
Total increase (decrease)	(21,244,500)	(18,197,232)	(5,361,720)	(3,782,067)
Net assets as of December 31, 2022	$54,253,875	$40,825,671	$11,033,909	$7,891,684

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2022 and 2021

	Principal LifeTime Strategic Income Account - Class 1	U.S. LargeCap Buffer January Account - Class 2	U.S. LargeCap Buffer July Account - Class 2	U.S. LargeCap Buffer October Account - Class 2

Net assets as of January 1, 2021	$10,028,884	$—	$—	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	41,946	—	—	—
Total realized gains (losses) on investments	601,495	—	—	—
Change in net unrealized appreciation (depreciation)
of investments	(348,436)	—	—	—
Net gains (losses) on investments	295,005	—	—	—
Net increase (decrease) in net assets resulting from operations	295,005	—	—	—
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	538,496	—	—	—
Administration charges	(21,114)	—	—	—
Contingent sales charges	(1,622)	—	—	—
Contract terminations	(695,105)	—	—	—
Death benefit payments	(369,400)	—	—	—
Flexible withdrawal option payments	(438,457)	—	—	—
Transfers to other contracts	(169,469)	—	—	—
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(1,156,671)	—	—	—
Total increase (decrease)	(861,666)	—	—	—
Net assets as of December 31, 2021	9,167,218	—	—	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	132,187	(1,330)	(17,958)	(13,925)
Total realized gains (losses) on investments	231,576	—	84,828	506,514
Change in net unrealized appreciation (depreciation)
of investments	(1,597,979)	—	14,061	557,298
Net gains (losses) on investments	(1,234,216)	(1,330)	80,931	1,049,887
Net increase (decrease) in net assets resulting from operations	(1,234,216)	(1,330)	80,931	1,049,887
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	164,404	25,600,448	29,064,266	25,418,652
Administration charges	(13,315)	—	(18,142)	(4,698)
Contingent sales charges	(2,010)	—	(2,999)	(18)
Contract terminations	(843,722)	—	(164,177)	(868)
Death benefit payments	(154,844)	—	—	—
Flexible withdrawal option payments	(373,021)	—	(26,156)	(32,182)
Transfers to other contracts	(529,151)	—	(3,715,350)	(9,520,417)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(1,751,659)	25,600,448	25,137,442	15,860,469
Total increase (decrease)	(2,985,875)	25,599,118	25,218,373	16,910,356
Net assets as of December 31, 2022	$6,181,343	$25,599,118	$25,218,373	$16,910,356

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2022 and 2021

	Real Estate Securities Account - Class 1	Real Estate Securities Account - Class 2	Rydex VIF Basic Materials Fund	Rydex V.I. Commodities Strategy Fund

Net assets as of January 1, 2021	$56,340,117	$6,720,427	$435,998	$522,084

Increase (decrease) in net assets
Operations:
Net investment income (loss)	40,096	35,630	(2,301)	(11,553)
Total realized gains (losses) on investments	5,905,170	598,633	21,583	55,933
Change in net unrealized appreciation (depreciation)
of investments	14,500,793	2,200,883	88,418	202,131
Net gains (losses) on investments	20,446,059	2,835,146	107,700	246,511
Net increase (decrease) in net assets resulting from operations	20,446,059	2,835,146	107,700	246,511
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	3,480,516	2,953,220	280,703	1,162,928
Administration charges	(9,856)	(22,023)	(1,135)	(679)
Contingent sales charges	(10,868)	(2,356)	(16)	(228)
Contract terminations	(6,230,164)	(217,853)	(1,225)	(66,917)
Death benefit payments	(452,586)	(75,600)	—	—
Flexible withdrawal option payments	(671,109)	(44,455)	(2,317)	(12,526)
Transfers to other contracts	(4,087,289)	(771,644)	(20,801)	(589,673)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(7,981,356)	1,819,289	255,209	492,905
Total increase (decrease)	12,464,703	4,654,435	362,909	739,416
Net assets as of December 31, 2021	68,804,820	11,374,862	798,907	1,261,500

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(79,341)	22,289	(2,607)	141,545
Total realized gains (losses) on investments	3,742,269	610,792	74,852	412,243
Change in net unrealized appreciation (depreciation)
of investments	(20,915,292)	(3,729,425)	(162,605)	(386,473)
Net gains (losses) on investments	(17,252,364)	(3,096,344)	(90,360)	167,315
Net increase (decrease) in net assets resulting from operations	(17,252,364)	(3,096,344)	(90,360)	167,315
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	2,210,829	2,823,488	167,154	3,651,912
Administration charges	(7,269)	(19,985)	(964)	(2,794)
Contingent sales charges	(7,785)	(2,286)	(18)	(584)
Contract terminations	(4,180,611)	(292,283)	(831)	(401,327)
Death benefit payments	(629,911)	(45,590)	—	—
Flexible withdrawal option payments	(675,299)	(62,772)	(2,281)	(36,825)
Transfers to other contracts	(3,491,790)	(1,518,268)	(197,851)	(2,005,605)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(6,781,836)	882,304	(34,791)	1,204,777
Total increase (decrease)	(24,034,200)	(2,214,040)	(125,151)	1,372,092
Net assets as of December 31, 2022	$44,770,620	$9,160,822	$673,756	$2,633,592

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2022 and 2021

	Rydex V.I. NASDAQ-100® Fund	SAM Balanced Account Class - 1	SAM Balanced Account Class - 2	SAM Conservative Balanced Account Class - 1

Net assets as of January 1, 2021	$9,467,627	$414,619,320	$27,483,231	$98,902,119

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(100,289)	559,347	180,313	386,521
Total realized gains (losses) on investments	1,428,027	12,192,115	950,032	1,664,718
Change in net unrealized appreciation (depreciation)
of investments	1,281,407	35,443,245	2,522,564	5,706,477
Net gains (losses) on investments	2,609,145	48,194,707	3,652,909	7,757,716
Net increase (decrease) in net assets resulting from operations	2,609,145	48,194,707	3,652,909	7,757,716
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	4,295,604	11,219,459	9,633,269	3,945,762
Administration charges	(27,696)	(2,022,154)	(70,551)	(272,618)
Contingent sales charges	(2,439)	(71,544)	(5,336)	(21,468)
Contract terminations	(181,900)	(29,540,387)	(495,651)	(8,665,006)
Death benefit payments	(187,581)	(5,294,890)	(95,152)	(1,119,722)
Flexible withdrawal option payments	(31,639)	(11,607,280)	(485,860)	(2,613,147)
Transfers to other contracts	(1,724,406)	(11,078,016)	(796,746)	(2,617,631)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	2,139,943	(48,394,812)	7,683,973	(11,363,830)
Total increase (decrease)	4,749,088	(200,105)	11,336,882	(3,606,114)
Net assets as of December 31, 2021	14,216,715	414,419,215	38,820,113	95,296,005

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(88,215)	3,229,122	501,408	758,795
Total realized gains (losses) on investments	931,317	40,939,034	4,833,607	6,200,107
Change in net unrealized appreciation (depreciation)
of investments	(5,672,142)	(113,778,798)	(12,237,443)	(21,299,338)
Net gains (losses) on investments	(4,829,040)	(69,610,642)	(6,902,428)	(14,340,436)
Net increase (decrease) in net assets resulting from operations	(4,829,040)	(69,610,642)	(6,902,428)	(14,340,436)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	2,125,239	6,101,069	8,385,992	2,290,218
Administration charges	(19,563)	(1,469,211)	(62,008)	(196,337)
Contingent sales charges	(5,644)	(44,813)	(12,290)	(16,030)
Contract terminations	(409,613)	(20,392,980)	(898,711)	(6,989,723)
Death benefit payments	(120,950)	(3,609,752)	(228,632)	(1,932,774)
Flexible withdrawal option payments	(53,607)	(11,439,366)	(592,867)	(2,359,828)
Transfers to other contracts	(1,976,190)	(9,598,529)	(2,464,804)	(2,724,756)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(460,328)	(40,453,582)	4,126,680	(11,929,230)
Total increase (decrease)	(5,289,368)	(110,064,224)	(2,775,748)	(26,269,666)
Net assets as of December 31, 2022	$8,927,347	$304,354,991	$36,044,365	$69,026,339

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2022 and 2021

	SAM Conservative Balanced Account Class - 2	SAM Conservative Growth Account Class - 1	SAM Conservative Growth Account Class - 2	SAM Flexible Income Account Class - 1

Net assets as of January 1, 2021	$13,090,538	$87,396,612	$19,608,715	$112,074,117

Increase (decrease) in net assets
Operations:
Net investment income (loss)	126,801	(209,411)	53,316	1,001,754
Total realized gains (losses) on investments	384,915	4,730,045	889,989	1,636,240
Change in net unrealized appreciation (depreciation)
of investments	607,749	8,727,794	2,755,447	3,160,298
Net gains (losses) on investments	1,119,465	13,248,428	3,698,752	5,798,292
Net increase (decrease) in net assets resulting from operations	1,119,465	13,248,428	3,698,752	5,798,292
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	5,123,158	2,198,174	7,850,143	9,808,585
Administration charges	(41,352)	(6,728)	(85,397)	(134,850)
Contingent sales charges	(2,992)	(24,943)	(11,332)	(22,831)
Contract terminations	(279,527)	(10,001,949)	(876,590)	(10,023,065)
Death benefit payments	(78,831)	(512,859)	(60,626)	(1,267,270)
Flexible withdrawal option payments	(188,025)	(1,180,142)	(223,688)	(3,297,043)
Transfers to other contracts	(2,154,309)	(3,655,501)	(237,146)	(5,976,293)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	2,378,122	(13,183,948)	6,355,364	(10,912,767)
Total increase (decrease)	3,497,587	64,480	10,054,116	(5,114,475)
Net assets as of December 31, 2021	16,588,125	87,461,092	29,662,831	106,959,642

Increase (decrease) in net assets
Operations:
Net investment income (loss)	228,919	466,064	253,440	1,231,893
Total realized gains (losses) on investments	1,289,766	8,502,381	3,005,319	3,610,701
Change in net unrealized appreciation (depreciation)
of investments	(4,237,084)	(25,193,733)	(8,839,496)	(19,432,628)
Net gains (losses) on investments	(2,718,399)	(16,225,288)	(5,580,737)	(14,590,034)
Net increase (decrease) in net assets resulting from operations	(2,718,399)	(16,225,288)	(5,580,737)	(14,590,034)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	3,984,654	2,799,618	3,279,806	2,966,341
Administration charges	(34,276)	(6,190)	(65,076)	(93,460)
Contingent sales charges	(12,950)	(14,607)	(17,483)	(19,395)
Contract terminations	(1,293,369)	(6,190,671)	(1,275,510)	(9,094,915)
Death benefit payments	(74,978)	(1,145,373)	(234,148)	(2,626,719)
Flexible withdrawal option payments	(255,091)	(1,157,967)	(233,800)	(3,109,897)
Transfers to other contracts	(1,737,108)	(2,871,342)	(1,570,179)	(6,448,351)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	576,882	(8,586,532)	(116,390)	(18,426,396)
Total increase (decrease)	(2,141,517)	(24,811,820)	(5,697,127)	(33,016,430)
Net assets as of December 31, 2022	$14,446,608	$62,649,272	$23,965,704	$73,943,212

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2022 and 2021

	SAM Flexible Income Account Class - 2	SAM Strategic Growth Account Class - 1	SAM Strategic Growth Account Class - 2	Short-Term Income Account - Class 1

Net assets as of January 1, 2021	$22,697,527	$52,432,358	$14,344,441	$73,529,690

Increase (decrease) in net assets
Operations:
Net investment income (loss)	432,985	(269,437)	2,440	97,189
Total realized gains (losses) on investments	681,474	2,684,359	808,965	384,830
Change in net unrealized appreciation (depreciation)
of investments	307,971	6,561,036	2,002,467	(1,884,009)
Net gains (losses) on investments	1,422,430	8,975,958	2,813,872	(1,401,990)
Net increase (decrease) in net assets resulting from operations	1,422,430	8,975,958	2,813,872	(1,401,990)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	13,838,160	3,421,021	7,881,945	10,994,071
Administration charges	(80,360)	(5,975)	(34,957)	(188,897)
Contingent sales charges	(12,041)	(13,344)	(1,836)	(16,737)
Contract terminations	(1,032,615)	(4,911,695)	(279,876)	(6,921,668)
Death benefit payments	(439,047)	(113,992)	(96,199)	(1,509,523)
Flexible withdrawal option payments	(381,076)	(475,939)	(117,470)	(2,302,192)
Transfers to other contracts	(2,857,910)	(3,735,207)	(1,132,629)	(7,697,349)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	9,035,111	(5,835,131)	6,218,978	(7,642,295)
Total increase (decrease)	10,457,541	3,140,827	9,032,850	(9,044,285)
Net assets as of December 31, 2021	33,155,068	55,573,185	23,377,291	64,485,405

Increase (decrease) in net assets
Operations:
Net investment income (loss)	503,266	303,413	203,352	(131,568)
Total realized gains (losses) on investments	1,215,839	5,591,609	2,568,964	(732,767)
Change in net unrealized appreciation (depreciation)
of investments	(6,478,048)	(16,633,087)	(7,313,619)	(2,069,485)
Net gains (losses) on investments	(4,758,943)	(10,738,065)	(4,541,303)	(2,933,820)
Net increase (decrease) in net assets resulting from operations	(4,758,943)	(10,738,065)	(4,541,303)	(2,933,820)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	6,718,937	4,467,136	1,997,395	4,093,929
Administration charges	(63,369)	(5,208)	(26,154)	(135,681)
Contingent sales charges	(8,273)	(11,778)	(4,999)	(13,399)
Contract terminations	(926,311)	(5,012,434)	(2,352,240)	(5,188,321)
Death benefit payments	(295,682)	(249,080)	(240,490)	(912,275)
Flexible withdrawal option payments	(399,356)	(486,062)	(150,840)	(2,189,512)
Transfers to other contracts	(8,222,898)	(3,981,235)	(893,615)	(9,057,753)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(3,196,952)	(5,278,661)	(1,670,943)	(13,403,012)
Total increase (decrease)	(7,955,895)	(16,016,726)	(6,212,246)	(16,336,832)
Net assets as of December 31, 2022	$25,199,173	$39,556,459	$17,165,045	$48,148,573

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2022 and 2021

	SmallCap Account - Class 1	SmallCap Account - Class 2	T. Rowe Price Blue Chip Growth Portfolio - II	T. Rowe Price Health Sciences Portfolio - II

Net assets as of January 1, 2021	$97,991,888	$3,729,593	$34,933,529	$28,126,381

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1,068,805)	(33,120)	(492,081)	(398,753)
Total realized gains (losses) on investments	7,827,813	392,659	8,233,793	3,530,126
Change in net unrealized appreciation (depreciation)
of investments	10,941,581	311,342	(1,991,142)	(119,333)
Net gains (losses) on investments	17,700,589	670,881	5,750,570	3,012,040
Net increase (decrease) in net assets resulting from operations	17,700,589	670,881	5,750,570	3,012,040
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	4,887,561	1,934,813	10,379,742	2,864,293
Administration charges	(56,598)	(10,917)	(43,852)	(7,545)
Contingent sales charges	(10,872)	(1,338)	(10,531)	(9,555)
Contract terminations	(8,296,751)	(115,441)	(2,782,446)	(3,409,253)
Death benefit payments	(1,025,407)	(74,867)	(861,337)	(131,637)
Flexible withdrawal option payments	(1,295,184)	(20,357)	(293,237)	(225,758)
Transfers to other contracts	(9,615,798)	(830,529)	(3,842,111)	(3,433,543)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(15,413,049)	881,364	2,546,228	(4,352,998)
Total increase (decrease)	2,287,540	1,552,245	8,296,798	(1,340,958)
Net assets as of December 31, 2021	100,279,428	5,281,838	43,230,327	26,785,423

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1,003,219)	(38,914)	(367,317)	(297,512)
Total realized gains (losses) on investments	14,543,956	838,941	2,476,462	1,281,644
Change in net unrealized appreciation (depreciation)
of investments	(34,659,149)	(1,975,684)	(19,446,984)	(4,747,224)
Net gains (losses) on investments	(21,118,412)	(1,175,657)	(17,337,839)	(3,763,092)
Net increase (decrease) in net assets resulting from operations	(21,118,412)	(1,175,657)	(17,337,839)	(3,763,092)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	3,021,170	956,624	6,885,052	1,115,314
Administration charges	(37,076)	(8,854)	(37,914)	(5,848)
Contingent sales charges	(8,989)	(1,159)	(10,450)	(5,511)
Contract terminations	(6,601,941)	(294,662)	(2,276,275)	(2,228,422)
Death benefit payments	(777,141)	(8,299)	(132,198)	(195,453)
Flexible withdrawal option payments	(1,213,856)	(29,031)	(316,405)	(242,202)
Transfers to other contracts	(3,284,753)	(292,207)	(3,574,822)	(1,818,451)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(8,902,586)	322,412	536,988	(3,380,573)
Total increase (decrease)	(30,020,998)	(853,245)	(16,800,851)	(7,143,665)
Net assets as of December 31, 2022	$70,258,430	$4,428,593	$26,429,476	$19,641,758

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2022 and 2021

	Templeton Global Bond VIP Fund - Class 4	Templeton Growth VIP Fund - Class 2	The Merger Fund VL	TOPS® Aggressive Growth ETF Portfolio Investor Class

Net assets as of January 1, 2021	$3,042,657	$617,262	$398,485	$1,010,033

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(30,447)	1,745	(3,202)	(3,350)
Total realized gains (losses) on investments	(203,875)	(12,571)	22,986	42,843
Change in net unrealized appreciation (depreciation)
of investments	54,137	36,418	(18,644)	135,052
Net gains (losses) on investments	(180,185)	25,592	1,140	174,545
Net increase (decrease) in net assets resulting from operations	(180,185)	25,592	1,140	174,545
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	768,214	15,457	47,875	193,307
Administration charges	(4,843)	—	(1,393)	(2,738)
Contingent sales charges	(674)	77	(300)	(2,808)
Contract terminations	(122,545)	(17,402)	(32,791)	(188,154)
Death benefit payments	(64,971)	(3,039)	—	—
Flexible withdrawal option payments	(25,486)	(6,663)	(736)	(400)
Transfers to other contracts	(630,370)	(19,771)	(10,926)	(2,063)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(80,675)	(31,341)	1,729	(2,856)
Total increase (decrease)	(260,860)	(5,749)	2,869	171,689
Net assets as of December 31, 2021	2,781,797	611,513	401,354	1,181,722

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(25,674)	(3,657)	2,826	980
Total realized gains (losses) on investments	(176,913)	(32,307)	1,522	7,430
Change in net unrealized appreciation (depreciation)
of investments	33,437	(40,130)	(4,295)	(209,283)
Net gains (losses) on investments	(169,150)	(76,094)	53	(200,873)
Net increase (decrease) in net assets resulting from operations	(169,150)	(76,094)	53	(200,873)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	294,128	122,376	40,589	69,373
Administration charges	(3,774)	—	(957)	(2,178)
Contingent sales charges	(699)	(1)	(128)	(42)
Contract terminations	(198,515)	(11,104)	(13,198)	(1,968)
Death benefit payments	(6,419)	(542)	—	—
Flexible withdrawal option payments	(23,093)	(6,882)	(1,437)	(1,200)
Transfers to other contracts	(321,571)	(129,600)	(38,620)	(30,009)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	(259,943)	(25,753)	(13,751)	33,976
Total increase (decrease)	(429,093)	(101,847)	(13,698)	(166,897)
Net assets as of December 31, 2022	$2,352,704	$509,666	$387,656	$1,014,825

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2022 and 2021

	TOPS® Managed Risk Balanced ETF Portfolio Investor Class	TOPS® Conservative ETF Portfolio Investor Class	TOPS® Growth ETF Portfolio Investor Class	TOPS® Managed Risk Moderate Growth ETF Portfolio Investor Class

Net assets as of January 1, 2021	$1,044,471	$349,491	$693,815	$323,366

Increase (decrease) in net assets
Operations:
Net investment income (loss)	284	(254)	(3,336)	335
Total realized gains (losses) on investments	2,642	1,271	10,121	1,261
Change in net unrealized appreciation (depreciation)
of investments	95,866	34,060	114,058	39,362
Net gains (losses) on investments	98,792	35,077	120,843	40,958
Net increase (decrease) in net assets resulting from operations	98,792	35,077	120,843	40,958
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	952,205	835,140	633,680	155,263
Administration charges	(219)	(603)	(2,886)	(1,406)
Contingent sales charges	(94)	(3)	(564)	—
Contract terminations	(6,271)	(1,033)	(37,766)	—
Death benefit payments	—	—	—	—
Flexible withdrawal option payments	(5,315)	(989)	(1,032)	(3,286)
Transfers to other contracts	(68)	(875)	(10,757)	(17)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	940,238	831,637	580,675	150,554
Total increase (decrease)	1,039,030	866,714	701,518	191,512
Net assets as of December 31, 2021	2,083,501	1,216,205	1,395,333	514,878

Increase (decrease) in net assets
Operations:
Net investment income (loss)	13,309	5,900	1,601	4,132
Total realized gains (losses) on investments	54,313	25,089	52,214	12,219
Change in net unrealized appreciation (depreciation)
of investments	(326,110)	(164,674)	(262,371)	(93,215)
Net gains (losses) on investments	(258,488)	(133,685)	(208,556)	(76,864)
Net increase (decrease) in net assets resulting from operations	(258,488)	(133,685)	(208,556)	(76,864)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	666,003	299,084	144,859	266,845
Administration charges	(197)	(443)	(2,510)	(1,251)
Contingent sales charges	(1,460)	(500)	(34)	(14)
Contract terminations	(90,469)	(27,557)	(1,615)	(676)
Death benefit payments	(163,052)	—	(104,573)	—
Flexible withdrawal option payments	(9,254)	(1,148)	(9,446)	(6,153)
Transfers to other contracts	(46,111)	(98,865)	(249,851)	(35,992)
Annuity payments	—	—	—	—
Increase (decrease) in net assets from policy related transactions	355,460	170,571	(223,170)	222,759
Total increase (decrease)	96,972	36,886	(431,726)	145,895
Net assets as of December 31, 2022	$2,180,473	$1,253,091	$963,607	$660,773

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2022 and 2021

	VanEck VIP Global Gold Fund - Class S Shares	VanEck VIP Global Resources Fund - Class S Shares

Net assets as of January 1, 2021	$—	$4,250,578

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(48,460)
Total realized gains (losses) on investments	—	323,073
Change in net unrealized appreciation (depreciation)
of investments	—	444,308
Net gains (losses) on investments	—	718,921
Net increase (decrease) in net assets resulting from operations	—	718,921
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	—	1,022,468
Administration charges	—	(1,219)
Contingent sales charges	—	(1,130)
Contract terminations	—	(486,939)
Death benefit payments	—	(6,264)
Flexible withdrawal option payments	—	(28,643)
Transfers to other contracts	—	(879,225)
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	—	(380,952)
Total increase (decrease)	—	337,969
Net assets as of December 31, 2021	—	4,588,547

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1,370)	13,444
Total realized gains (losses) on investments	(5,529)	350,676
Change in net unrealized appreciation (depreciation)
of investments	16,782	(144,999)
Net gains (losses) on investments	9,883	219,121
Net increase (decrease) in net assets resulting from operations	9,883	219,121
Policy related transactions:
Purchase payments, less sales charges, per payment fees and
applicable premium taxes	355,033	2,186,678
Administration charges	(57)	(2,121)
Contingent sales charges	—	(994)
Contract terminations	—	(429,142)
Death benefit payments	—	(30,558)
Flexible withdrawal option payments	(328)	(43,293)
Transfers to other contracts	(34,473)	(1,346,660)
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	320,175	333,910
Total increase (decrease)	330,058	553,031
Net assets as of December 31, 2022	$330,058	$5,141,578

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2022
1. Nature of Operations and Significant Accounting Policies

Description of Business

Principal Life Insurance Company Separate Account B (“Separate Account B”) is a segregated investment account of Principal Life Insurance Company (“Principal Life”) and is registered under the Investment Company Act of 1940 as a unit investment trust, with no stated limitations on the number of authorized units. As directed by eligible contractholders, each division of Separate Account B invests exclusively in shares representing interests in a corresponding investment option. As of December 31, 2022, contractholder investment options included the following diversified open–end management investment companies:

Principal Variable Contracts Funds, Inc. – Class 1: (1)
Core Plus Bond Account
Diversified Balanced Account
Diversified International Account
Equity Income Account
Global Emerging Markets Account
Government & High Quality Bond Account
LargeCap Growth I Account
LargeCap S&P 500 Index Account
MidCap Account
Principal Capital Appreciation Account
Principal LifeTime 2010 Account
Principal LifeTime 2020 Account
Principal LifeTime 2030 Account
Principal LifeTime 2040 Account
Principal LifeTime 2050 Account
Principal LifeTime Strategic Income Account
Real Estate Securities Account
Short-Term Income Account
SmallCap Account
Strategic Asset Management (“SAM”) Portfolios:
Balanced Portfolio
Conservative Balanced Portfolio
Conservative Growth Portfolio
Flexible Income Portfolio
Strategic Growth Portfolio
Principal Variable Contracts Funds, Inc. – Class 2: (1)
Diversified Balanced Account
Diversified Balanced Managed Volatility Account
Diversified Balanced Volatility Control Account
Diversified Growth Account
Diversified Growth Managed Volatility Account
Diversified Growth Volatility Control Account
Diversified Income Account
Equity Income Account
LargeCap S&P 500 Index Account
MidCap Account
Principal Capital Appreciation Account
Real Estate Securities Account
SmallCap Account

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2022

SAM Portfolios:
Balanced Portfolio
Conservative Balanced Portfolio
Conservative Growth Portfolio
Flexible Income Portfolio
Strategic Growth Portfolio
U.S. LargeCap Buffer January Account
U.S. LargeCap Buffer July Account
U.S. LargeCap Buffer October Account
Principal Variable Contracts Funds, Inc. – Class 3: (1)
Blue Chip Account
AllianceBernstein VPS:
Small Cap Growth Portfolio – Class A
Small/Mid Cap Value Portfolio – Class A
Alps/Red Rocks Global Opportunity Portfolio – Class III
American Century:
VP Capital Appreciation Fund – Class I
VP Disciplined Core Value Fund – Class I
VP Inflation Protection Fund – Class II
VP Mid Cap Value Fund – Class II
VP Ultra® Fund – Class I
VP Ultra® Fund – Class II
VP Value Fund – Class II
American Funds Insurance Series®:
Asset Allocation Fund – Class 2
Asset Allocation Fund – Class 4
Global Small Capitalization Fund – Class 2
Global Small Capitalization Fund – Class 4
High-Income Trust® Fund – Class 2
Managed Risk Asset Allocation Fund – Class P2
Managed Risk Growth Fund – Class P2
Managed Risk International Fund – Class P2
New World Fund® – Class 2
New World Fund® – Class 4
Washington Mutual Investors Fund(SM) – Class 2
Washington Mutual Investors Fund(SM) – Class 4
BlackRock Variable Series Funds, Inc.:
60/40 Target Allocation ETF V.I. Fund – Class III
Advantage SMID Cap V.I. Fund – Class III
BlackRock Global Allocation V.I. Fund – Class III
BNY Mellon IP:
MidCap Stock Portfolio – Service Shares
Technology Growth Portfolio – Service Shares
Calvert VP:
EAFE International Index Portfolio – Class F
Investment Grade Bond Portfolio – Class F
Nasdaq 100® Index Portfolio – Class F
Russell 2000® Small Cap Index Portfolio – Class F
S&P MidCap 400 Index Portfolio – Class F
ClearBridge Variable Small Cap Growth Portfolio – Class II

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2022

Columbia Variable Portfolio:
Limited Duration Credit Fund – Class 2
Small Cap Value Fund – Class 2
Delaware VIP®:
Small Cap Value – Service Class
DWS:
Alternative Asset Allocation VIP – Class B
Equity 500 Index VIP – Class B2
Small Mid Cap Value VIP – Class B
EQ Advisors Trust (SM):
1290 VT Convertible Securities Portfolio – Class IB
1290 VT GAMCO Small Company Value Portfolio – Class IB
1290 VT Micro Cap Portfolio – Class IB
1290 VT SmartBeta Equity ESG Portfolio – Class IB
1290 VT Socially Responsible Portfolio – Class IB
Fidelity® Variable Insurance Products:
Contrafund® Portfolio – Service Class
Contrafund® Portfolio – Service Class 2
Energy Portfolio – Service Class 2
Equity-Income Portfolio – Service Class 2
Freedom 2020 Portfolio – Service Class 2
Freedom 2030 Portfolio – Service Class 2
Freedom 2040 Portfolio – Service Class 2
Freedom 2050 Portfolio – Service Class 2
Government Money Market Portfolio – Initial Class
Government Money Market Portfolio – Service Class 2
Growth Portfolio – Service Class
Growth Portfolio – Service Class 2
Health Care Portfolio – Service Class 2
Mid Cap Portfolio – Service Class
Mid Cap Portfolio – Service Class 2
Overseas Portfolio – Service Class 2
Franklin Templeton Variable Insurance Products Trust:
Franklin Global Real Estate VIP Fund – Class 2
Franklin Income VIP Fund – Class 4
Franklin Rising Dividends VIP Fund – Class 4
Franklin Small Cap Value VIP Fund – Class 2
Franklin U.S. Government Securities VIP Fund – Class 2
Templeton Global Bond VIP Fund – Class 4
Templeton Growth VIP Fund – Class 2
Goldman Sachs Variable Insurance Trust:
Mid Cap Value Fund – Institutional Shares
Mid Cap Value Fund – Service Shares
Multi-Strategy Alternatives Portfolio – Service Shares
Small Cap Equity Insights Fund – Institutional Shares
Small Cap Equity Insights Fund – Service Shares
Guggenheim Variable Funds Trust:
Floating Rate Strategies – Series F

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2022

Guggenheim Variable Insurance
Global Managed Futures Strategy Fund
Long Short Equity Fund
Multi-Hedge Strategies Fund
Invesco V.I.:
American Franchise Fund – Series I Shares
American Value Fund – Series I Shares
Balanced-Risk Allocation Fund – Series II Shares
Core Equity Fund – Series I Shares
Discovery Mid Cap Growth Fund – Series I Shares
EQV International Equity Fund – Series I Shares
EQV International Equity Fund – Series II Shares
Health Care Fund – Series I Shares
Health Care Fund – Series II Shares
Main Street Small Cap Fund – Series II Shares
Small Cap Equity Fund – Series I Shares
Technology Fund – Series I Shares
Janus Henderson:
Balanced Portfolio – Service Shares
Enterprise Portfolio – Service Shares
Flexible Bond Portfolio – Service Shares
Global Sustainable Equity Portfolio – Service Shares
Global Technology and Innovation Portfolio – Service Shares
MFS®:
International Intrinsic Value Portfolio – Service Class
New Discovery Series – Service Class
Utilities Series – Service Class
Value Series – Service Class
Neuberger Berman Advisers Management Trust®:
Mid Cap Growth Portfolio – Class S
Sustainable Equity Portfolio – Class I
Sustainable Equity Portfolio – Class S
PIMCO Variable Insurance Trust:
All Asset Portfolio – Administrative Class
All Asset Portfolio – Advisor Class
Commodity Real Return Strategy Portfolio – Class M
Emerging Markets Bond Portfolio – Administrative Class
High Yield Portfolio – Administrative Class
Low Duration Portfolio – Advisor Class
Total Return Portfolio – Administrative Class
Rydex V.I:
Basic Materials Fund
Commodities Strategy Fund
NASDAQ 100® Fund
T. Rowe Price:
Blue Chip Growth Portfolio – II
Health Sciences Portfolio – II
The Merger Fund VL

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2022

TOPS®:
Aggressive Growth ETF Portfolio Investor Class
Balanced ETF Portfolio Investor Class
Conservative ETF Portfolio Investor Class
Growth ETF Portfolio Investor Class
Moderate Growth ETF Portfolio Investor Class
VanEck VIP:
Global Gold Fund – Class S Shares
Global Resources Fund – Class S Shares

(1)Organized by Principal Life.

                During 2022, there were no divisions liquidated and subsequently reinvested.

The assets of Separate Account B are owned by Principal Life. The assets of Separate Account B support the following variable annuity contracts of Principal Life and may not be used to satisfy the liabilities arising from any other business of Principal Life:

•Bankers Flexible Annuity;
•Pension Builder Plus;
•Pension Builder Plus-Rollover IRA;
•Personal Variable;
•Premier Variable;
•Principal® Freedom Variable Annuity;
•Principal® Freedom Variable Annuity 2;
•Principal® Investment Plus Variable Annuity;
•Principal® Investment Plus Variable Annuity with Premium Payment Credit Rider;
•Principal® Lifetime Income Solutions;
•Principal® Lifetime Income Solutions II;
•Principal® Pivot Series Variable Annuity;
•Principal® Pivot Series Variable Annuity with Liquidity Max Rider;
•Principal® Pivot Series Variable Annuity v2;
•Principal® Pivot Series Variable Annuity v3;
•Principal® Variable Annuity and
•Principal® Variable Annuity with Purchase Payment Credit Rider.

Principal Life no longer accepts contributions for Bankers Flexible Annuity contracts, Pension Builder Plus contracts and Pension Builder Plus-Rollover IRA contracts. Contractholders are given the option of withdrawing their funds or transferring to another contract at any time. Contributions to the Personal Variable contracts are no longer accepted from new customers, only from existing customers.

Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements and accompanying notes of Separate Account B in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported and disclosed. These estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed in the financial statements and accompanying notes.

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2022

Investments

Investments are stated at the closing net asset value (“NAV”) per share on December 31, 2022. Net realized capital gains and losses on sales of investments are determined on the basis of specific identification under the first-in, first-out method. Investment transactions are accounted for on a trade date basis. Dividends and realized gains (losses) on investments are recognized on an accrual basis as of the ex-dividend date and are automatically reinvested in shares of the funds on the payable date. The NAV as of December 31, 2022, does not reflect $21,196,273 of accrued administrative fees that were reported in expense and liabilities for applicable separate accounts in the separate account annual statement filed with the National Association of Insurance Commissioners.

Fair Value Measurements

    Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels. The level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety considering factors specific to the asset or liability.

•Level 1 – Fair values are based on unadjusted quoted prices in active markets for identical assets or liabilities.

•Level 2 – Fair values are based on inputs other than quoted prices within Level 1 that are observable for the asset or liability, either directly or indirectly.

•Level 3 – Fair values are based on at least one significant unobservable input for the asset or liability.

    All investments of the open-end management investment companies listed above represent investments in mutual funds for which a daily NAV is calculated and published. Therefore, all investments are reflected in Level 1 of the fair value hierarchy.

2. Expenses and Related Party Transactions

Principal Life is compensated for the following expenses:

Bankers Flexible Annuity contracts – Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 0.48% of the asset value of each contract. An annual administration charge of $7 for each participant’s account is deducted as compensation for administrative expenses. This charge is collected by redeeming units of the separate account.

Pension Builder Plus and Pension Builder Plus-Rollover IRA contracts – Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 1.50% (1.00% for a Rollover IRA) of the asset value of each contract. A contingent sales charge of up to 7.00% may be deducted from withdrawals made during the first ten years of a contract, except for withdrawals related to death or permanent disability. An annual administration charge will be deducted ranging from a minimum of $25 to a maximum of $275 depending upon the number of participants under the retirement plan and their participant investment account values.

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2022

Personal Variable contracts – Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 0.64% of the asset value of each contract. The contract provides for recordkeeping and other services and allows the contractholders, in their sole discretion, a customized plan-level service package and charges. An annual administration charge of $34 (increases to $37 if the benefit plan reports are distributed directly to the homes of plan participants) for each participant’s account plus 0.35% of the annual average balance of investment account values that correlate to a plan participant will be deducted on a quarterly basis.

Premier Variable contracts – Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 0.42% of the asset value of each contract. The contract provides for recordkeeping and other services and allows the contractholders, in their sole discretion, a customized plan-level service package and charges. The amount varies by Plan document and contract account balance.

Principal® Freedom Variable Annuity – Mortality and Expense risks assumed by Principal Life are compensated with a daily charge resulting in a reduction of the unit value equivalent to a current annual rate of 0.85% of the asset value of the contract. Principal Life reserves the right to increase this charge, not to exceed 1.40%. Principal Life reserves the right to charge an additional administrative fee of 0.15% of the asset value of each division. This charge is not currently assessed. A surrender charge up to 6.00% may be deducted from the withdrawals made within the first 7 years of a contract except for withdrawals related to death, annuitization, Section 401(a)(9) distributions, permanent disability, confinement in a health facility, terminal illness, or Waiver of Fixed Account Surrender Charge Rider. Principal reserves the right to deduct an amount up to 3.5% to cover premium taxes from a premium payment or from the accumulated value at total or partial surrender; not currently assessed.

Principal® Freedom Variable Annuity 2 – Mortality and Expense risks assumed by Principal Life are compensated with a daily charge resulting in a reduction of the unit value equivalent to a current annual rate 0.95% of the asset value of the contract. Principal Life reserves the right to charge an additional administrative fee of 0.15% of the asset value of each division. This charge is not currently assessed. A surrender charge up to 3.00% may be deducted from the withdrawals made within the first 4 years of a contract except for withdrawals related to death, annuitization, Section 401(a)(9) distributions, permanent disability, confinement in a health facility, terminal illness, or Waiver of Fixed Account Surrender Charge Rider. Principal reserves the right to deduct an amount up to 3.5% to cover premium taxes from a premium payment or from the accumulated value at total or partial surrender; not currently assessed.

Principal® Investment Plus Variable Annuity – Mortality and Expense risks assumed by Principal Life are compensated with a daily charge resulting in a reduction of the unit value equivalent to a current annual rate 1.25% of the asset value of the contract. Annually, contracts with an accumulated value of less than $30,000 are subject to an annual fee for administrative expenses of the lesser of $30 or 2% of the accumulated value. Currently, we do not charge the annual fee if your accumulated value is $30,000 or more. Principal Life charges a daily Separate Account administrative fee of 0.15% of the asset value of each division and is deducted from the daily unit value. A surrender charge up to 6.00% may be deducted from the withdrawals made within the first 7 years of a contract except for withdrawals related to death, annuitization, Section 401(a)(9) distributions, permanent disability, confinement in a health facility, terminal illness, or Waiver of Fixed Account Surrender Charge Rider. The product also contains optional Benefit Riders which if elected have additional annual charges. Principal reserves the right to deduct an amount up to 3.5% to cover premium taxes from a premium payment or from the accumulated value at total or partial surrender; not currently assessed. If the Purchase Payment Credit Rider is elected, Principal Life charges 0.60% of the average daily net assets of the Separate Account divisions. This rider charge is assessed until completion of your 8th contract year. With the Purchase Payment Credit Rider, a surrender charge up to 8% may be deducted from withdrawals made within the first 9 years of the contract except for withdrawals related to death, annuitization, Section 401(a)(9) distributions, permanent disability, confinement in a health facility, terminal illness, or Waiver of Fixed Account Surrender Charge Rider.

Principal® Lifetime Income Solutions – Mortality and Expense risks assumed by Principal Life are compensated with a daily charge resulting in a reduction of the unit value equivalent to a current annual rate 1.25% of the asset value of the contract. Annually, contracts with an accumulated value of less than $30,000 are subject to an annual fee for administrative expenses of the lesser of $30 or 2% of the accumulated value. Currently, we do not charge the annual fee if your accumulated value is $30,000 or more. Principal Life charges a daily Separate Account

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2022
administrative fee of 0.15% of the asset value of each division and is deducted from the daily unit value. A surrender charge up to 6.00% may be deducted from the withdrawals made within the first 7 years of a contract except for withdrawals related to death, annuitization, Section 401(a)(9) distributions, permanent disability, confinement in a health facility, terminal illness. Principal reserves the right to deduct an amount up to 3.5% to cover premium taxes from a premium payment or from the accumulated value at total or partial surrender; not currently assessed.

Principal® Lifetime Income Solutions II – Mortality and Expense risks assumed by Principal Life are compensated with a daily charge resulting in a reduction of the unit value equivalent to a current annual rate 1.25% of the asset value of the contract. Annually, contracts with an accumulated value of less than $30,000 are subject to an annual fee for administrative expenses of the lesser of $30 or 2% of the accumulated value. Currently, we do not charge the annual fee if your accumulated value is $30,000 or more. Principal Life charges a daily Separate Account administrative fee of 0.15% of the asset value of each division and is deducted from the daily unit value. A surrender charge up to 6.00% may be deducted from the withdrawals made within the first 7 years of a contract except for withdrawals related to death, annuitization, Section 401(a)(9) distributions, permanent disability, confinement in a health facility, terminal illness. Principal reserves the right to deduct an amount up to 3.5% to cover premium taxes from a premium payment or from the accumulated value at total or partial surrender; not currently assessed.

Principal® Pivot Series Variable Annuity – Mortality and Expense risks assumed by Principal Life are compensated with a daily charge resulting in a reduction of the unit value equivalent up to an annual rate 1.00% of the asset value of the contract. Annually, contracts with an accumulated value of less than $30,000 are subject to an annual fee for administrative expenses of the lesser of $30 or 2% of the accumulated value. Currently, we do not charge the annual fee if your accumulated value is $30,000 or more. Principal Life charges a daily Separate Account administrative fee of 0.15% of the asset value of each division and is deducted from the daily unit value. A surrender charge up to 6.00% may be deducted from the withdrawals made within the first 7 years of a contract with applications signed before April 6, 2017 and up to 6.00% may be deducted from the withdrawals made within the first 5 years of a contract with applications signed on or after April 6, 2017 with the except for withdrawals related to death, annuitization, Section 401(a)(9) distributions, permanent disability, confinement in a health facility, terminal illness. Principal reserves the right to deduct an amount up to 3.5% to cover premium taxes from a premium payment or from the accumulated value at total or partial surrender; not currently assessed.

Principal® Pivot Series Variable Annuity v2 – Mortality and Expense risks assumed by Principal Life are compensated with a daily charge resulting in a reduction of the unit value equivalent up to an annual rate 0.85% of the asset value of the contract. Annually, contracts with an accumulated value of less than $30,000 are subject to an annual fee for administrative expenses of the lesser of $30 or 2% of the accumulated value. Currently, we do not charge the annual fee if your accumulated value is $30,000 or more. Principal Life charges a daily Separate Account administrative fee of 0.15% of the asset value of each division and is deducted from the daily unit value. A surrender charge up to 6.00% may be deducted from the withdrawals made within the first 7 years of a contract with applications signed before April 6, 2017 and up to 6.00% may be deducted from the withdrawals made within the first 5 years of a contract with applications signed on or after April 6, 2017 with the except for withdrawals related to death, annuitization, Section 401(a)(9) distributions, permanent disability, confinement in a health facility, terminal illness. Principal reserves the right to deduct an amount up to 3.5% to cover premium taxes from a premium payment or from the accumulated value at total or partial surrender; not currently assessed.

Principal® Pivot Series Variable Annuity v3 – Mortality and Expense risks assumed by Principal Life are compensated with a daily charge resulting in a reduction of the unit value equivalent up to an annual rate 0.60% of the asset value of the contract. Annually, contracts with an accumulated value of less than $30,000 are subject to an annual fee for administrative expenses of the lesser of $30 or 2% of the accumulated value. Currently, we do not charge the annual fee if your accumulated value is $30,000 or more. Principal Life charges a daily Separate Account administrative fee of 0.15% of the asset value of each division and is deducted from the daily unit value. A surrender charge up to 6.00% may be deducted from the withdrawals made within the first 7 years of a contract with applications signed before April 6, 2017 and up to 6.00% may be deducted from the withdrawals made within the first 5 years of a contract with applications signed on or after April 6, 2017 with the except for withdrawals related to death, annuitization, Section 401(a)(9) distributions, permanent disability, confinement in a health facility, terminal illness. Principal reserves the right to deduct an amount up to 3.5% to cover premium taxes from a premium payment or from the accumulated value at total or partial surrender; not currently assessed.

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2022

Principal® Variable Annuity – Mortality and Expense risks assumed by Principal Life are compensated with a daily charge resulting in a reduction of the unit value equivalent up to an annual rate 1.25% of the asset value of the contract. Annually, contracts with an accumulated value of less than $30,000 are subject to an annual fee for administrative expenses of the lesser of $30 or 2% of the accumulated value. Currently, we do not charge the annual fee if your accumulated value is $30,000 or more. Principal Life charges a daily Separate Account administrative fee of 0.05% of the asset value of each division and is deducted from the daily unit value. A surrender charge up to 6.00% may be deducted from the withdrawals made within the first 7 years of a contract except for withdrawals related to death, annuitization, Section 401(a)(9) distributions, permanent disability, confinement in a health facility, terminal illness. Principal reserves the right to deduct an amount up to 3.5% to cover premium taxes from a premium payment or from the accumulated value at total or partial surrender; not currently assessed. If the Purchase Payment Credit Rider is elected, Principal Life charges 0.60% of the average daily net assets of the Separate Account divisions. This rider charge is assessed until completion of your 8th contract year. With the Purchase Payment Credit Rider, a surrender charge up to 8% may be deducted from withdrawals made within the first 9 years of the contract except for withdrawals related to death, annuitization, Section 401(a)(9) distributions, permanent disability, confinement in a health facility, terminal illness, or Waiver of Fixed Account Surrender Charge Rider.

During the year ended December 31, 2022, investment advisory and management fees were paid indirectly to Principal Global Investors, LLC (“Manager”) (wholly owned by Principal Financial Services, Inc.) in its capacity as advisor to Principal Variable Contracts Funds, Inc computed at an annual percentage rate of each of the Account’s average daily net assets. A portion of the management fee is paid by the Manager to the sub-advisor of each of the divisions, some of which are affiliates of the Manager. The annual rate paid by the SAM Portfolios is based upon the aggregate average daily net assets (“aggregate net assets”) of the SAM Portfolios. The investment advisory and management fee schedule for the SAM Portfolios is 0.25% of aggregate net assets up to the first $1 billion and 0.20% of aggregate net assets over $1 billion. The Principal LifeTime Accounts do not pay investment advisory and management fees.

The annual rates used in this calculation for each of the other Accounts are shown in the following tables:

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2022

	Net Assets of Accounts
	(in millions)
	First $100	Next $100	Next $100	Next $100	Thereafter
Core Plus Bond Account	0.50%	0.45%	0.40%	0.35%	0.30%
Equity Income Account	0.60	0.55	0.50	0.45	0.40
Government & High Quality Bond Account	0.50	0.48	0.46	0.45	0.44
LargeCap Growth Account I	0.80	0.75	0.70	0.65	0.60
MidCap Account	0.65	0.60	0.55	0.50	0.45
Real Estate Securities Account	0.79	0.77	0.73	0.70	0.68
SmallCap Account	0.85	0.80	0.75	0.70	0.65

	Net Assets of Accounts
	(in millions)
	First $250	Next $250	Next $250	Next $250	Thereafter
Diversified International Account	0.85%	0.80%	0.75%	0.70%	0.65%
Global Emerging Markets Account	1.00	0.98	0.96	0.95	0.90

	Net Assets of Accounts
	(in millions)
	First $500	Over $500
Blue Chip	0.60%	0.55%
Principal Capital Appreciation Account	0.625	0.50
Short-Term Income Account	0.45	0.39

	Net Assets of Accounts
	(in billions)
	First $3	Over $3
LargeCap S&P 500 Index Account	0.24%	0.23%

All Net Assets
Diversified Balanced Account	0.05%
Diversified Balanced Managed Volatility Account	0.05
Diversified Balanced Volatility Control Account	0.12
Diversified Growth Account	0.05
Diversified Growth Managed Volatility Account	0.05
Diversified Growth Volatility Control Account	0.12
Diversified Income Account	0.05
U.S. LargeCap Buffer January Account	0.69
U.S. LargeCap Buffer July Account	0.69
U.S. LargeCap Buffer October Account	0.69

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2022
The Manager has contractually agreed to waive certain of the accounts’ management and investment advisory fees. The expense waiver will reduce the accounts’ management and investment advisory fees. The waivers are expressed as a percentage of average daily net assets on an annualized basis during the reported period. The waivers were as follows:

From January 1, 2022 through
December 31, 2022
Expiration
LargeCap Growth Account I	0.016%	April 30, 2023

The Manager has contractually agreed to limit the expenses (excluding interest expense, expenses related to accounts, acquired account fees and expenses, and tax reclaim recovery expenses and other extraordinary expenses) for certain classes of shares of certain of the accounts. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period. The expenses borne by the Manager are subject to reimbursement by the accounts through the fiscal year end, provided no reimbursement will be made if it would result in the divisions exceeding the total operating expense limits. Any amounts outstanding at the end of the year are shown as an expense reimbursement from Manager or expense reimbursement to Manager on the statements of assets and liabilities. The operating expense limits were as follows:

	From January 1, 2022 through December 31, 2022
	Class 1	Class 2	Class 3	Expiration
Blue Chip Account	N/A	N/A	1.05%	April 30, 2023
Diversified Balanced Managed Volatility
Account	N/A	0.31%	N/A	April 30, 2023
Global Emerging Markets Account	1.20%	N/A	N/A	April 30, 2023
LargeCap Growth Account I	0.69	N/A	N/A	April 30, 2023
U.S. LargeCap Buffer January Account (1)	N/A	0.95	N/A	April 30, 2024
U.S. LargeCap Buffer July Account (2)	N/A	0.95	N/A	April 30, 2024
U.S. LargeCap Buffer October Account (3)	N/A	0.95	N/A	April 30, 2024

(1)Period from December 29, 2022, to December 31, 2022.
(2)Period from June 29, 2022, to December 31, 2022.
(3)Period from September 29, 2022, to December 31, 2022.

3. Federal Income Taxes

The operations of Separate Account B are a part of the operations of Principal Life. Under current practice, no federal income taxes are allocated by Principal Life to the operations of Separate Account B.

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2022
4. Purchases and Sales of Investments

The aggregate cost of purchases and proceeds from sales of investments were as follows for the year ended December 31, 2022:

Division	Purchases	Sales

AllianceBernstein VPS Small Cap Growth Portfolio - Class A	$1,518,698	$473,790

AllianceBernstein VPS Small/Mid Cap Value Portfolio - Class A	$1,336,307	$1,753,410

Alps/Red Rocks Global Opportunity Portfolio Class III	$425,898	$334,461

American Century VP Capital Appreciation Class I	$268,757	$116,317

American Century VP Disciplined Core Value Fund - Class I	$2,742,146	$1,502,928

American Century VP Inflation Protection Fund - Class II	$6,216,212	$8,348,378

American Century VP Mid Cap Value Fund - Class II	$2,260,520	$2,048,382

American Century VP Ultra® Fund - Class I	$576,197	$633,382

American Century VP Ultra® Fund - Class II	$5,222,599	$4,426,501

American Century VP Value Fund - Class II	$3,342,729	$2,832,786

American Funds Insurance Series® Asset Allocation Fund - Class 2	$591,900	$403,853

American Funds Insurance Series® Asset Allocation Fund - Class 4	$6,875,207	$1,871,570

American Funds Insurance Series® Global Small Capitalization Fund - Class 2	$538,020	$217,213

American Funds Insurance Series® Global Small Capitalization Fund - Class 4	$2,439,743	$847,981

American Funds Insurance Series® High-Income Trust® Fund - Class 2	$123,964	$499,558

American Funds Insurance Series® Managed Risk Asset Allocation Fund - Class P2	$1,951,613	$691,671

American Funds Insurance Series® Managed Risk Growth Fund - Class P2	$2,905,370	$519,684

American Funds Insurance Series® Managed Risk International Fund - Class P2	$256,435	$54,580

American Funds Insurance Series® New World Fund® - Class 2	$326,122	$288,792

American Funds Insurance Series® New World Fund® - Class 4	$2,693,308	$1,160,917

American Funds Insurance Series® Washington Mutual Investors FundSM - Class 2	$1,294,095	$1,111,875

American Funds Insurance Series® Washington Mutual Investors FundSM - Class 4	$5,089,687	$1,823,559

BlackRock VSF, Inc. 60/40 Target Allocations ETF V.I. Fund - Class III	$7,773,523	$4,248,661

BlackRock VSF, Inc. Advantage SMID Cap V.I. Fund - Class III	$552,851	$278,382

BlackRock VSF, Inc. BlackRock Global Allocation V.I. Fund - Class III	$488,152	$384,558

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2022

Division	Purchases	Sales

Blue Chip Account - Class 3	$5,929,031	$2,456,541

BNY Mellon IP MidCap Stock Portfolio - Service Shares	$347,165	$69,502

BNY Mellon IP Technology Growth Portfolio - Service Shares	$1,804,987	$2,129,437

Calvert VP EAFE International Index Portfolio - Class F	$1,024,394	$288,489

Calvert VP Investment Grade Bond Index Portfolio - Class F	$1,252,403	$832,942

Calvert VP Nasdaq 100® Index Portfolio - Class F	$424,143	$42,568

Calvert VP Russell 2000® Small Cap Index Portfolio - Class F	$1,837,077	$529,259

Calvert VP S&P MidCap 400 Index Portfolio - Class F	$1,963,007	$963,018

Clearbridge Variable Small Cap Growth Portfolio - Class II	$1,246,999	$962,859

Columbia Variable Portfolio Limited Duration Credit Fund - Class 2	$1,802,792	$1,721,986

Columbia Variable Portfolio Small Cap Value Fund - Class 2	$1,898,540	$421,674

Core Plus Bond Account - Class 1	$7,539,958	$19,044,323

Delaware VIP® Small Cap Value Series - Service Class	$327,313	$688,806

Diversified Balanced Account - Class 1	$2,523,691	$2,861,231

Diversified Balanced Account - Class 2	$111,847,057	$130,521,512

Diversified Balanced Managed Volatility Account - Class 2	$26,010,376	$26,332,101

Diversified Balanced Volatility Control Account - Class 2	$44,769,833	$19,271,405

Diversified Growth Account - Class 2	$461,649,080	$420,198,048

Diversified Growth Managed Volatility Account - Class 2	$53,892,971	$56,733,185

Diversified Growth Volatility Control - Class 2	$269,416,952	$68,879,650

Diversified Income Account - Class 2	$60,336,741	$66,399,538

Diversified International Account - Class 1	$13,836,656	$11,132,953

DWS Alternative Asset Allocation VIP - Class B	$157,846	$11,147

DWS Equity 500 Index VIP - Class B2	$304,972	$344,080

DWS Small Mid Cap Value VIP - Class B	$323,234	$424,925

EQ Advisors TrustSM 1290 VT Convertible Securities Portfolio - Class IB	$265,235	$75,904

EQ Advisors TrustSM 1290 VT GAMCO Small Company Value Portfolio - Class IB	$372,693	$119,661

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2022

Division	Purchases	Sales

EQ Advisors TrustSM 1290 VT Micro Cap Portfolio - Class IB	$42,244	$322,660

EQ Advisors TrustSM 1290 VT SmartBeta Equity ESG Portfolio - Class IB	$319,989	$83,552

EQ Advisors TrustSM 1290 VT Socially Responsible Portfolio - Class IB	$257,752	$150,570

Equity Income Account - Class 1	$28,793,693	$33,672,394

Equity Income Account - Class 2	$6,294,889	$2,197,999

Fidelity® VIP Contrafund® Portfolio - Service Class	$2,291,647	$4,488,012

Fidelity® VIP Contrafund® Portfolio - Service Class 2	$8,767,218	$9,143,509

Fidelity® VIP Energy Portfolio - Service Class 2	$1,864,011	$317,602

Fidelity® VIP Equity-Income - Service Class 2	$2,150,815	$5,834,078

Fidelity® VIP Freedom 2020 Portfolio - Service Class 2	$651,809	$538,972

Fidelity® VIP Freedom 2030 Portfolio - Service Class 2	$1,030,745	$598,642

Fidelity® VIP Freedom 2040 Portfolio - Service Class 2	$650,555	$330,481

Fidelity® VIP Freedom 2050 Portfolio - Service Class 2	$339,175	$627,495

Fidelity® VIP Government Money Market Portfolio - Initial Class	$25,778,370	$16,153,728

Fidelity® VIP Government Money Market Portfolio - Service Class 2	$74,397,130	$57,296,401

Fidelity® VIP Growth Portfolio - Service Class	$1,461,093	$2,445,855

Fidelity® VIP Growth Portfolio - Service Class 2	$2,058,905	$2,466,132

Fidelity® VIP Health Care Portfolio - Service Class 2	$638,803	$307,882

Fidelity® VIP Mid Cap Portfolio - Service Class	$8,469	$1,135

Fidelity® VIP Mid Cap Portfolio - Service Class 2	$3,538,798	$4,838,168

Fidelity® VIP Overseas Portfolio - Service Class 2	$3,193,619	$3,112,341

Franklin Global Real Estate VIP Fund - Class 2	$484,515	$235,212

Franklin Income VIP Fund - Class 4	$2,532,207	$1,022,456

Franklin Rising Dividends VIP Fund - Class 4	$2,990,669	$1,349,257

Franklin Small Cap Value VIP Fund - Class 2	$1,330,806	$1,313,013

Franklin U.S. Government Securities VIP Fund - Class 2	$3,702,612	$3,398,549

Global Emerging Markets Account - Class 1	$6,436,338	$5,304,170

Goldman Sachs VIT Mid Cap Value Fund - Institutional Shares	$2,087,057	$2,233,540

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2022

Division	Purchases	Sales

Goldman Sachs VIT Mid Cap Value Fund - Service Shares	$1,253,067	$384,175

Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Service Shares	$129,153	$35,281

Goldman Sachs VIT Small Cap Equity Insights Fund - Institutional Shares	$298,820	$1,071,327

Goldman Sachs VIT Small Cap Equity Insights Fund - Service Shares	$189,903	$215,253

Government & High Quality Bond Account - Class 1	$5,775,929	$15,461,582

Guggenheim VFT Floating Rate Strategies - Series F	$3,317,085	$1,573,476

Guggenheim VIF Global Managed Futures Strategy Fund	$2,904,343	$1,404,230

Guggenheim VIF Long Short Equity Fund	$98,237	$83,031

Guggenheim VIF Multi-Hedge Strategies Fund	$265,220	$93,404

Invesco V.I. American Franchise Fund - Series I Shares	$1,205,042	$450,857

Invesco V.I. American Value Fund - Series I Shares	$781,023	$842,584

Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares	$509,242	$150,674

Invesco V.I. Core Equity Fund - Series I Shares	$2,167,468	$1,714,875

Invesco V.I. Discovery Mid Cap Growth Fund - Series I Shares	$268,389	$83,691

Invesco V.I. EQV International Equity Fund - Series I Shares	$1,185,914	$865,935

Invesco V.I. EQV International Equity Fund - Series II Shares	$970,828	$265,561

Invesco V.I. Health Care Fund - Series I Shares	$1,249,766	$1,070,763

Invesco V.I. Health Care Fund - Series II Shares	$1,952,990	$1,419,302

Invesco V.I. Main Street Small Cap Fund - Series II Shares	$55,585	$67,958

Invesco V.I. Small Cap Equity Fund - Series I Shares	$1,450,080	$1,178,174

Invesco V.I. Technology Fund - Series I Shares	$1,190,870	$522,362

Janus Henderson Balanced Portfolio - Service Shares	$2,797,739	$1,273,683

Janus Henderson Enterprise Portfolio - Service Shares	$1,689,572	$850,675

Janus Henderson Flexible Bond Portfolio - Service Shares	$2,515,693	$1,956,333

Janus Henderson Global Sustainable Equity Portfolio - Service Shares	$61,932	$15,129

Janus Henderson Global Technology and Innovation Portfolio - Service Shares	$2,768,710	$2,140,907

LargeCap Growth Account I - Class 1	$23,853,466	$20,496,959

LargeCap S&P 500 Index Account - Class 1	$15,981,997	$16,189,490

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2022

Division	Purchases	Sales

LargeCap S&P 500 Index Account - Class 2	$16,927,979	$7,215,236

MFS® International Intrinsic Value Portfolio - Service Class	$1,747,903	$2,330,886

MFS® New Discovery Series - Service Class	$3,169,530	$1,237,451

MFS® Utilities Series - Service Class	$4,998,591	$3,767,966

MFS® Value Series - Service Class	$1,367,160	$1,200,994

MidCap Account - Class 1	$38,789,657	$40,347,468

MidCap Account - Class 2	$8,183,657	$2,208,838

Neuberger Berman AMT Mid Cap Growth Portfolio - Class S	$1,011,393	$794,839

Neuberger Berman AMT Sustainable Equity Portfolio - Class I	$710,180	$1,287,084

Neuberger Berman AMT Sustainable Equity Portfolio - Class S	$135,514	$5,037

PIMCO All Asset Portfolio - Administrative Class	$387,037	$537,771

PIMCO All Asset Portfolio - Advisor Class	$278,196	$107,788

PIMCO Commodity Real Return Strategy Portfolio - Class M	$1,078,165	$455,504

PIMCO Emerging Markets Bond Portfolio - Administrative Class	$656,444	$89,238

PIMCO High Yield Portfolio - Administrative Class	$4,987,295	$4,978,376

PIMCO Low Duration Portfolio - Advisor Class	$3,411,120	$2,507,697

PIMCO Total Return Portfolio - Administrative Class	$6,416,318	$6,598,093

Principal Capital Appreciation Account - Class 1	$12,963,131	$15,012,382

Principal Capital Appreciation Account - Class 2	$3,842,191	$1,546,672

Principal LifeTime 2010 Account - Class 1	$1,145,441	$2,664,973

Principal LifeTime 2020 Account - Class 1	$7,020,688	$11,550,763

Principal LifeTime 2030 Account - Class 1	$5,488,692	$9,556,272

Principal LifeTime 2040 Account - Class 1	$1,588,509	$2,812,293

Principal LifeTime 2050 Account - Class 1	$1,124,803	$1,751,878

Principal LifeTime Strategic Income Account - Class 1	$704,358	$2,018,696

U.S. LargeCap Buffer January Account - Class 2	$25,600,448	$1,330

U.S. LargeCap Buffer July Account - Class 2	$29,151,966	$4,032,482

U.S. LargeCap Buffer October Account - Class 2	$25,455,906	$9,609,362

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2022

Division	Purchases	Sales

Real Estate Securities Account - Class 1	$6,442,517	$9,719,913

Real Estate Securities Account - Class 2	$3,637,318	$2,025,125

Rydex VIF Basic Materials Fund	$184,270	$208,520

Rydex V.I. Commodities Strategy Fund	$3,824,345	$2,478,023

Rydex V.I. NASDAQ-100® Fund	$2,494,679	$2,673,782

SAM Balanced Account Class - 1	$58,265,117	$51,292,402

SAM Balanced Account Class - 2	$14,251,121	$4,569,665

SAM Conservative Balanced Account Class - 1	$11,219,600	$15,320,055

SAM Conservative Balanced Account Class - 2	$5,887,837	$3,542,719

SAM Conservative Growth Account Class - 1	$11,766,702	$12,379,926

SAM Conservative Growth Account Class - 2	$6,550,878	$3,617,848

SAM Flexible Income Account Class - 1	$11,994,489	$22,595,464

SAM Flexible Income Account Class - 2	$9,667,163	$10,155,426

SAM Strategic Growth Account Class - 1	$9,974,123	$10,379,245

SAM Strategic Growth Account Class - 2	$4,379,906	$3,828,376

Short-Term Income Account - Class 1	$4,793,470	$18,250,800

SmallCap Account - Class 1	$16,838,404	$12,973,611

SmallCap Account - Class 2	$1,787,225	$673,126

T. Rowe Price Blue Chip Growth Portfolio - II	$8,361,203	$6,715,381

T. Rowe Price Health Sciences Portfolio - II	$1,448,852	$4,793,399

Templeton Global Bond VIP Fund - Class 4	$294,128	$579,745

Templeton Growth VIP Fund - Class 2	$123,202	$152,612

The Merger Fund VL	$46,588	$57,513

TOPS® Aggressive Growth ETF Portfolio Investor Class	$79,102	$43,504

TOPS® Managed Risk Balanced ETF Portfolio Investor Class	$726,679	$326,224

TOPS® Conservative ETF Portfolio Investor Class	$338,277	$141,093

TOPS® Growth ETF Portfolio Investor Class	$160,205	$376,516

TOPS® Managed Risk Moderate Growth ETF Portfolio Investor Class	$283,220	$48,607

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2022

Division	Purchases	Sales

VanEck VIP Global Gold Fund - Class S Shares	$355,033	$36,228

VanEck VIP Global Resources Fund - Class S Shares	$2,268,198	$1,920,844

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2022
5. Changes in Units Outstanding

Transactions in units were as follows for each of the years ended December 31:

	2022			2021
			Net increase			Net increase
Division	Purchases	Redemptions	(decrease)	Purchases	Redemptions	(decrease)

AllianceBernstein VPS Small Cap Growth Portfolio - Class A	4,394	7,760	(3,366)	8,011	21,648	(13,637)

AllianceBernstein VPS Small/Mid Cap Value Portfolio - Class A	36,760	90,294	(53,534)	86,625	83,527	3,098

Alps/Red Rocks Global Opportunity Portfolio Class III	17,738	28,650	(10,912)	37,755	10,929	26,826

American Century VP Capital Appreciation Class I	4,417	5,053	(636)	2,594	19,383	(16,789)

American Century VP Disciplined Core Value Fund - Class I	5,791	47,139	(41,348)	15,894	48,442	(32,548)

American Century VP Inflation Protection Fund - Class II	377,454	589,574	(212,120)	471,946	534,027	(62,081)

American Century VP Mid Cap Value Fund - Class II	32,600	62,480	(29,880)	22,977	63,632	(40,655)

American Century VP Ultra® Fund - Class I	4,810	14,524	(9,714)	4,849	24,007	(19,158)

American Century VP Ultra® Fund - Class II	68,376	88,530	(20,154)	23,701	151,456	(127,755)

American Century VP Value Fund - Class II	121,589	101,796	19,793	104,676	78,848	25,828

American Funds Insurance Series® Asset Allocation Fund - Class 2	21,502	23,745	(2,243)	80,620	111,015	(30,395)

American Funds Insurance Series® Asset Allocation Fund - Class 4	354,685	129,397	225,288	512,541	57,732	454,809

American Funds Insurance Series® Global Small Capitalization Fund - Class 2	7,512	14,068	(6,556)	11,784	24,418	(12,634)

American Funds Insurance Series® Global Small Capitalization Fund - Class 4	106,169	70,426	35,743	130,014	38,688	91,326

American Funds Insurance Series® High-Income Trust® Fund - Class 2	3,338	39,540	(36,202)	58,276	48,136	10,140

American Funds Insurance Series® Managed Risk Asset Allocation Fund - Class P2	139,710	53,133	86,577	142,048	20,650	121,398

American Funds Insurance Series® Managed Risk Growth Fund - Class P2	138,319	30,901	107,418	103,405	14,404	89,001

American Funds Insurance Series® Managed Risk International Fund - Class P2	26,313	5,945	20,368	13,363	2,100	11,263

American Funds Insurance Series® New World Fund® - Class 2	11,589	21,186	(9,597)	28,122	34,356	(6,234)

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2022

	2022			2021
			Net increase			Net increase
Division	Purchases	Redemptions	(decrease)	Purchases	Redemptions	(decrease)

American Funds Insurance Series® New World Fund® - Class 4	183,570	93,065	90,505	210,313	38,765	171,548

American Funds Insurance Series® Washington Mutual Investors FundSM - Class 2	23,481	61,793	(38,312)	45,117	58,927	(13,810)

American Funds Insurance Series® Washington Mutual Investors FundSM - Class 4	161,973	118,152	43,821	178,522	86,867	91,655

BlackRock VSF, Inc. 60/40 Target Allocations ETF V.I. Fund - Class III	594,046	331,291	262,755	341,010	44,271	296,739

BlackRock VSF, Inc. Advantage SMID Cap V.I. Fund - Class III	34,081	17,631	16,450	68,337	44,505	23,832

BlackRock VSF, Inc. BlackRock Global Allocation V.I. Fund - Class III	35,274	29,086	6,188	189,112	66,741	122,371

Blue Chip Account - Class 3	683,362	297,473	385,889	643,694	18,794	624,900

BNY Mellon IP MidCap Stock Portfolio - Service Shares	10,668	5,003	5,665	17,481	6,516	10,965

BNY Mellon IP Technology Growth Portfolio - Service Shares	19,003	38,347	(19,344)	17,966	48,849	(30,883)

Calvert VP EAFE International Index Portfolio - Class F	87,113	25,636	61,477	100,360	27,559	72,801

Calvert VP Investment Grade Bond Index Portfolio - Class F	110,806	76,207	34,599	196,449	57,853	138,596

Calvert VP Nasdaq 100® Index Portfolio - Class F	44,490	4,517	39,973	—	—	—

Calvert VP Russell 2000® Small Cap Index Portfolio - Class F	92,630	39,459	53,171	171,960	39,086	132,874

Calvert VP S&P MidCap 400 Index Portfolio - Class F	77,095	64,637	12,458	157,406	71,825	85,581

Clearbridge Variable Small Cap Growth Portfolio - Class II	76,275	60,078	16,197	142,569	45,643	96,926

Columbia Variable Portfolio Limited Duration Credit Fund - Class 2	169,579	164,162	5,417	295,569	140,462	155,107

Columbia Variable Portfolio Small Cap Value Fund - Class 2	59,411	31,961	27,450	114,289	14,808	99,481

Core Plus Bond Account - Class 1	233,433	887,086	(653,653)	753,295	1,277,945	(524,650)

Delaware VIP® Small Cap Value Series - Service Class	7,736	35,032	(27,296)	44,166	47,492	(3,326)

Diversified Balanced Account - Class 1	22,557	205,215	(182,658)	56,265	216,189	(159,924)

Diversified Balanced Account - Class 2	1,332,530	6,248,585	(4,916,055)	2,815,051	7,664,402	(4,849,351)

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2022

	2022			2021
			Net increase			Net increase
Division	Purchases	Redemptions	(decrease)	Purchases	Redemptions	(decrease)

Diversified Balanced Managed Volatility Account - Class 2	751,529	1,747,500	(995,971)	1,500,128	2,529,578	(1,029,450)

Diversified Balanced Volatility Control Account - Class 2	2,393,210	1,370,368	1,022,842	2,988,227	803,857	2,184,370

Diversified Growth Account - Class 2	5,397,600	16,844,545	(11,446,945)	8,210,176	22,809,987	(14,599,811)

Diversified Growth Managed Volatility Account - Class 2	1,235,887	3,480,519	(2,244,632)	1,803,083	3,773,728	(1,970,645)

Diversified Growth Volatility Control - Class 2	13,307,638	4,147,531	9,160,107	14,952,552	3,860,319	11,092,233

Diversified Income Account - Class 2	3,005,248	4,383,536	(1,378,288)	5,459,973	6,246,968	(786,995)

Diversified International Account - Class 1	154,738	371,706	(216,968)	170,730	499,353	(328,623)

DWS Alternative Asset Allocation VIP - Class B	11,500	823	10,677	4,474	152	4,322

DWS Equity 500 Index VIP - Class B2	8,003	17,987	(9,984)	1,295	24,199	(22,904)

DWS Small Mid Cap Value VIP - Class B	20,960	29,082	(8,122)	47,881	25,889	21,992

EQ Advisors TrustSM 1290 VT Convertible Securities Portfolio - Class IB	18,868	5,585	13,283	55,999	7,269	48,730

EQ Advisors TrustSM 1290 VT GAMCO Small Company Value Portfolio - Class IB	26,390	10,082	16,308	9,958	3,167	6,791

EQ Advisors TrustSM 1290 VT Micro Cap Portfolio - Class IB	1,801	24,531	(22,730)	120,189	63,569	56,620

EQ Advisors TrustSM 1290 VT SmartBeta Equity ESG Portfolio - Class IB	22,796	6,572	16,224	3,744	1,584	2,160

EQ Advisors TrustSM 1290 VT Socially Responsible Portfolio - Class IB	17,550	10,079	7,471	42,502	10,743	31,759

Equity Income Account - Class 1	323,646	1,377,916	(1,054,270)	649,388	1,849,073	(1,199,685)

Equity Income Account - Class 2	310,628	143,390	167,238	249,652	64,337	185,315

Fidelity® VIP Contrafund® Portfolio - Service Class	12,244	87,990	(75,746)	8,642	99,765	(91,123)

Fidelity® VIP Contrafund® Portfolio - Service Class 2	299,733	276,976	22,757	395,856	297,852	98,004

Fidelity® VIP Energy Portfolio - Service Class 2	206,771	37,347	169,424	—	—	—

Fidelity® VIP Equity-Income - Service Class 2	30,135	183,931	(153,796)	41,654	152,136	(110,482)

Fidelity® VIP Freedom 2020 Portfolio - Service Class 2	31,487	47,188	(15,701)	155,923	3,156	152,767

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2022

	2022			2021
			Net increase			Net increase
Division	Purchases	Redemptions	(decrease)	Purchases	Redemptions	(decrease)

Fidelity® VIP Freedom 2030 Portfolio - Service Class 2	63,993	51,572	12,421	137,264	5,776	131,488

Fidelity® VIP Freedom 2040 Portfolio - Service Class 2	33,586	25,536	8,050	67,233	1,063	66,170

Fidelity® VIP Freedom 2050 Portfolio - Service Class 2	16,290	47,312	(31,022)	86,303	13,199	73,104

Fidelity® VIP Government Money Market Portfolio - Initial Class	3,630,979	3,005,742	625,237	2,406,068	3,403,283	(997,215)

Fidelity® VIP Government Money Market Portfolio - Service Class 2	7,487,300	5,773,766	1,713,534	3,736,665	3,206,784	529,881

Fidelity® VIP Growth Portfolio - Service Class	5,780	59,829	(54,049)	8,054	60,519	(52,465)

Fidelity® VIP Growth Portfolio - Service Class 2	21,831	47,225	(25,394)	12,343	53,288	(40,945)

Fidelity® VIP Health Care Portfolio - Service Class 2	59,678	28,579	31,099	—	—	—

Fidelity® VIP Mid Cap Portfolio - Service Class	—	—	—	6,083	6,083	—

Fidelity® VIP Mid Cap Portfolio - Service Class 2	99,674	167,900	(68,226)	160,568	187,784	(27,216)

Fidelity® VIP Overseas Portfolio - Service Class 2	156,806	144,702	12,104	155,829	257,116	(101,287)

Franklin Global Real Estate VIP Fund - Class 2	27,195	18,557	8,638	34,075	12,652	21,423

Franklin Income VIP Fund - Class 4	187,785	83,667	104,118	119,594	8,009	111,585

Franklin Rising Dividends VIP Fund - Class 4	132,811	78,049	54,762	134,153	14,630	119,523

Franklin Small Cap Value VIP Fund - Class 2	23,267	42,580	(19,313)	28,466	42,997	(14,531)

Franklin U.S. Government Securities VIP Fund - Class 2	387,392	371,882	15,510	43,407	32,000	11,407

Global Emerging Markets Account - Class 1	110,786	173,270	(62,484)	140,554	209,299	(68,745)

Goldman Sachs VIT Mid Cap Value Fund - Institutional Shares	13,134	55,572	(42,438)	11,481	72,509	(61,028)

Goldman Sachs VIT Mid Cap Value Fund - Service Shares	54,658	24,007	30,651	30,011	10,130	19,881

Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Service Shares	10,055	2,939	7,116	39,549	1,076	38,473

Goldman Sachs VIT Small Cap Equity Insights Fund - Institutional Shares	8,384	35,418	(27,034)	14,025	41,441	(27,416)

Goldman Sachs VIT Small Cap Equity Insights Fund - Service Shares	14,055	15,813	(1,758)	32,954	5,303	27,651

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2022

	2022			2021
			Net increase			Net increase
Division	Purchases	Redemptions	(decrease)	Purchases	Redemptions	(decrease)

Government & High Quality Bond Account - Class 1	475,739	1,373,131	(897,392)	903,569	1,520,686	(617,117)

Guggenheim VFT Floating Rate Strategies - Series F	305,846	145,544	160,302	120,055	63,073	56,982

Guggenheim VIF Global Managed Futures Strategy Fund	288,776	145,705	143,071	2,672	3,804	(1,132)

Guggenheim VIF Long Short Equity Fund	9,039	7,243	1,796	4,768	627	4,141

Guggenheim VIF Multi-Hedge Strategies Fund	21,738	7,516	14,222	10,311	3,601	6,710

Invesco V.I. American Franchise Fund - Series I Shares	6,059	13,582	(7,523)	2,220	25,744	(23,524)

Invesco V.I. American Value Fund - Series I Shares	14,535	81,209	(66,674)	426,759	52,543	374,216

Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares	33,818	12,550	21,268	23,481	2,617	20,864

Invesco V.I. Core Equity Fund - Series I Shares	7,648	64,208	(56,560)	12,969	74,254	(61,285)

Invesco V.I. Discovery Mid Cap Growth Fund - Series I Shares	3,204	5,558	(2,354)	3,408	16,849	(13,441)

Invesco V.I. EQV International Equity Fund - Series I Shares	42,747	62,726	(19,979)	22,207	75,072	(52,865)

Invesco V.I. EQV International Equity Fund - Series II Shares	57,840	22,662	35,178	57,846	21,055	36,791

Invesco V.I. Health Care Fund - Series I Shares	22,489	41,775	(19,286)	14,282	29,401	(15,119)

Invesco V.I. Health Care Fund - Series II Shares	63,832	97,928	(34,096)	195,769	36,977	158,792

Invesco V.I. Main Street Small Cap Fund - Series II Shares	418	2,922	(2,504)	1,042	3,988	(2,946)

Invesco V.I. Small Cap Equity Fund - Series I Shares	14,689	32,832	(18,143)	21,382	47,179	(25,797)

Invesco V.I. Technology Fund - Series I Shares	13,658	23,163	(9,505)	8,461	32,238	(23,777)

Janus Henderson Balanced Portfolio - Service Shares	273,695	137,270	136,425	429,008	10,590	418,418

Janus Henderson Enterprise Portfolio - Service Shares	5,525	22,789	(17,264)	3,409	38,972	(35,563)

Janus Henderson Flexible Bond Portfolio - Service Shares	208,612	179,230	29,382	348,443	169,428	179,015

Janus Henderson Global Sustainable Equity Portfolio - Service Shares	6,667	1,692	4,975	—	—	—

Janus Henderson Global Technology and Innovation Portfolio - Service Shares	113,043	157,901	(44,858)	258,044	50,616	207,428

LargeCap Growth Account I - Class 1	194,613	409,062	(214,449)	309,262	614,486	(305,224)

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2022

	2022			2021
			Net increase			Net increase
Division	Purchases	Redemptions	(decrease)	Purchases	Redemptions	(decrease)

LargeCap S&P 500 Index Account - Class 1	334,399	534,432	(200,033)	400,533	1,088,700	(688,167)

LargeCap S&P 500 Index Account - Class 2	735,628	437,534	298,094	945,257	325,302	619,955

MFS® International Intrinsic Value Portfolio - Service Class	107,494	179,155	(71,661)	148,239	99,081	49,158

MFS® New Discovery Series - Service Class	68,540	77,920	(9,380)	114,902	93,304	21,598

MFS® Utilities Series - Service Class	241,615	159,297	82,318	134,090	73,078	61,012

MFS® Value Series - Service Class	30,211	32,227	(2,016)	7,084	29,862	(22,778)

MidCap Account - Class 1	70,198	256,672	(186,474)	72,884	378,687	(305,803)

MidCap Account - Class 2	564,750	185,174	379,576	654,307	43,588	610,719

Neuberger Berman AMT Mid Cap Growth Portfolio - Class S	21,252	44,996	(23,744)	25,961	36,053	(10,092)

Neuberger Berman AMT Sustainable Equity Portfolio - Class I	5,634	32,344	(26,710)	4,963	29,681	(24,718)

Neuberger Berman AMT Sustainable Equity Portfolio - Class S	9,091	303	8,788	2,846	454	2,392

PIMCO All Asset Portfolio - Administrative Class	5,534	27,304	(21,770)	17,379	23,293	(5,914)

PIMCO All Asset Portfolio - Advisor Class	17,047	9,321	7,726	6,319	356	5,963

PIMCO Commodity Real Return Strategy Portfolio - Class M	61,685	31,584	30,101	31,831	1,897	29,934

PIMCO Emerging Markets Bond Portfolio - Administrative Class	71,514	10,188	61,326	30,021	167	29,854

PIMCO High Yield Portfolio - Administrative Class	324,261	358,485	(34,224)	494,272	258,126	236,146

PIMCO Low Duration Portfolio - Advisor Class	335,240	250,374	84,866	215,360	63,257	152,103

PIMCO Total Return Portfolio - Administrative Class	522,213	539,146	(16,933)	740,366	520,759	219,607

Principal Capital Appreciation Account - Class 1	94,135	490,260	(396,125)	105,475	738,320	(632,845)

Principal Capital Appreciation Account - Class 2	143,034	88,109	54,925	239,436	107,158	132,278

Principal LifeTime 2010 Account - Class 1	21,749	136,376	(114,627)	29,342	152,456	(123,114)

Principal LifeTime 2020 Account - Class 1	41,327	498,712	(457,385)	98,911	509,559	(410,648)

Principal LifeTime 2030 Account - Class 1	47,670	400,192	(352,522)	91,735	368,246	(276,511)

Principal LifeTime 2040 Account - Class 1	15,535	107,024	(91,489)	22,061	101,444	(79,383)

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2022

	2022			2021
			Net increase			Net increase
Division	Purchases	Redemptions	(decrease)	Purchases	Redemptions	(decrease)

Principal LifeTime 2050 Account - Class 1	3,056	72,739	(69,683)	8,502	69,380	(60,878)

Principal LifeTime Strategic Income Account - Class 1	10,352	119,268	(108,916)	30,127	95,588	(65,461)

U.S. LargeCap Buffer January Account - Class 2	2,560,113	—	2,560,113	—	—	—

U.S. LargeCap Buffer July Account - Class 2	2,866,627	381,325	2,485,302	—	—	—

U.S. LargeCap Buffer October Account - Class 2	2,513,255	903,150	1,610,105	—	—	—

Real Estate Securities Account - Class 1	35,518	119,775	(84,257)	74,118	152,644	(78,526)

Real Estate Securities Account - Class 2	196,158	134,504	61,654	195,615	74,042	121,573

Rydex VIF Basic Materials Fund	11,495	13,800	(2,305)	19,607	1,708	17,899

Rydex V.I. Commodities Strategy Fund	343,512	238,275	105,237	162,811	100,311	62,500

Rydex V.I. NASDAQ-100® Fund	114,388	133,812	(19,424)	212,137	105,509	106,628

SAM Balanced Account Class - 1	347,049	2,453,725	(2,106,676)	594,323	2,799,703	(2,205,380)

SAM Balanced Account Class - 2	688,871	352,297	336,574	712,280	142,510	569,770

SAM Conservative Balanced Account Class - 1	131,044	814,388	(683,344)	205,587	797,133	(591,546)

SAM Conservative Balanced Account Class - 2	338,011	294,463	43,548	406,229	216,498	189,731

SAM Conservative Growth Account Class - 1	132,387	559,235	(426,848)	96,634	678,660	(582,026)

SAM Conservative Growth Account Class - 2	253,196	259,919	(6,723)	555,163	104,022	451,141

SAM Flexible Income Account Class - 1	177,450	1,301,669	(1,124,219)	546,510	1,157,181	(610,671)

SAM Flexible Income Account Class - 2	598,421	902,566	(304,145)	1,134,006	390,902	743,104

SAM Strategic Growth Account Class - 1	212,433	464,883	(252,450)	145,686	401,805	(256,119)

SAM Strategic Growth Account Class - 2	144,504	245,031	(100,527)	527,350	113,314	414,036

Short-Term Income Account - Class 1	360,643	1,522,447	(1,161,804)	910,866	1,538,064	(627,198)

SmallCap Account - Class 1	119,888	410,523	(290,635)	198,666	550,801	(352,135)

SmallCap Account - Class 2	72,060	45,888	26,172	125,697	68,111	57,586

T. Rowe Price Blue Chip Growth Portfolio - II	394,278	258,280	135,998	540,021	192,860	347,161

T. Rowe Price Health Sciences Portfolio - II	13,311	54,733	(41,422)	31,063	78,565	(47,502)

Templeton Global Bond VIP Fund - Class 4	35,150	67,659	(32,509)	85,987	96,245	(10,258)

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2022

	2022			2021
			Net increase			Net increase
Division	Purchases	Redemptions	(decrease)	Purchases	Redemptions	(decrease)

Templeton Growth VIP Fund - Class 2	4,673	5,839	(1,166)	599	1,751	(1,152)

The Merger Fund VL	3,458	4,641	(1,183)	4,012	3,847	165

TOPS® Aggressive Growth ETF Portfolio Investor Class	5,622	2,901	2,721	14,483	15,311	(828)

TOPS® Managed Risk Balanced ETF Portfolio Investor Class	58,858	27,044	31,814	77,248	972	76,276

TOPS® Conservative ETF Portfolio Investor Class	26,864	11,883	14,981	71,711	300	71,411

TOPS® Growth ETF Portfolio Investor Class	12,088	30,783	(18,695)	47,904	4,223	43,681

TOPS® Managed Risk Moderate Growth ETF Portfolio Investor Class	22,825	3,760	19,065	12,038	370	11,668

VanEck VIP Global Gold Fund - Class S Shares	41,675	4,617	37,058	—	—	—

VanEck VIP Global Resources Fund - Class S Shares	176,940	153,226	23,714	91,988	129,859	(37,871)

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2022
6. Financial Highlights

Principal Life sells a number of variable annuity products, which have unique combinations of features and fees that are charged against the contractholder’s account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

Separate Account B has presented the following disclosures for 2022, 2021, 2020, 2019 and 2018 in accordance with the American Institute of Certified Public Accountants Audit and Accounting Guide for Investment Companies. The following table was developed by determining which products issued by Principal Life have the lowest and highest total return. Only product designs within each division that had accumulation units outstanding during the respective periods were considered when determining the lowest and highest total return. The summary may not reflect the minimum and maximum contract charges offered by Principal Life as the contractholder may not have selected all available and applicable contract options as discussed in Note 2. Additionally, the unit values, expense ratios and total returns are presented as a range of minimum to maximum values. Therefore, some individual contract unit values may not be within the ranges presented.

	December 31,					For the year ended December 31, except as noted
		Unit fair value								Total return (3)
		corresponding					Expense			corresponding
		to lowest			Net	Investment	ratio (2)			to lowest
	Units	to highest			assets	income	lowest to			to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest			expense ratio

AllianceBernstein VPS Small Cap Growth Portfolio - Class A:
2022	60	$45.09	to	$40.39	$2,704	—%	1.40%	to	2.00%	(39.94)%	to	(40.30)%
2021	63	$75.08	to	$67.65	$4,755	—%	1.40%	to	2.00%	7.94%	to	7.30%
2020	77	$69.56	to	$63.05	$5,354	—%	1.40%	to	2.00%	51.84%	to	50.91%
2019	100	$45.81	to	$41.78	$4,549	—%	1.40%	to	2.00%	34.50%	to	33.70%
2018	132	$34.06	to	$31.25	$4,471	—%	1.40%	to	2.00%	(2.29)%	to	(2.86)%

AllianceBernstein VPS Small/Mid Cap Value Portfolio - Class A:
2022	205	$17.88	to	$16.72	$3,625	1.07%	1.30%	to	2.00%	(16.72)%	to	(17.27)%
2021	259	$21.47	to	$20.21	$5,481	0.80%	1.30%	to	2.00%	34.19%	to	33.22%
2020	256	$16.00	to	$15.17	$4,034	1.09%	1.30%	to	2.00%	2.04%	to	1.34%
2019	315	$15.68	to	$14.97	$4,879	0.58%	1.30%	to	2.00%	18.52%	to	17.69%
2018	316	$13.23	to	$12.72	$4,134	0.48%	1.30%	to	2.00%	(16.11)%	to	(16.70)%

Alps/Red Rocks Global Opportunity Portfolio Class III:
2022	71	$11.26	to	$12.91	$826	11.47%	0.75%	to	1.40%	(29.45)%	to	(29.91)%
2021	82	$15.96	to	$18.42	$1,341	5.54%	0.75%	to	1.40%	23.05%	to	22.23%
2020	55	$12.97	to	$15.07	$747	12.55%	0.75%	to	1.40%	8.44%	to	7.72%
2019	42	$11.96	to	$13.99	$527	—%	0.75%	to	1.40%	38.75%	to	37.83%
2018	24	$8.62	to	$10.15	$225	8.17%	0.75%	to	1.40%	(12.75)%	to	(13.76)%

American Century VP Capital Appreciation Class I:
2022	65	$18.10	to	$17.18	$1,179	—%	1.40%	to	2.00%	(29.10)%	to	(29.53)%
2021	66	$25.53	to	$24.38	$1,680	—%	1.40%	to	2.00%	9.62%	to	8.99%
2020	83	$23.29	to	$22.37	$1,924	—%	1.40%	to	2.00%	40.47%	to	39.64%
2019	100	$16.58	to	$16.02	$1,666	—%	1.40%	to	2.00%	33.71%	to	32.84%
2018	149	$12.40	to	$12.06	$1,846	—%	1.40%	to	2.00%	(6.56)%	to	(7.09)%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2022

	December 31,					For the year ended December 31, except as noted
		Unit fair value								Total return (3)
		corresponding					Expense			corresponding
		to lowest			Net	Investment	ratio (2)			to lowest
	Units	to highest			assets	income	lowest to			to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest			expense ratio

American Century VP Disciplined Core Value Fund - Class I:
2022	293	$30.94	to	$24.91	$8,517	1.75%	0.85%	to	1.90%	(13.45)%	to	(14.37)%
2021	334	$35.75	to	$29.09	$11,250	1.07%	0.85%	to	1.90%	22.60%	to	21.31%
2020	367	$29.16	to	$23.98	$10,099	1.97%	0.85%	to	1.90%	10.87%	to	9.70%
2019	394	$26.30	to	$21.86	$9,811	2.06%	0.85%	to	1.90%	22.90%	to	21.65%
2018	443	$21.40	to	$17.97	$9,023	1.92%	0.85%	to	1.90%	(7.68)%	to	(8.64)%

American Century VP Inflation Protection Fund - Class II:
2022	2,096	$10.51	to	$11.87	$26,308	5.01%	0.75%	to	2.00%	(13.71)%	to	(14.79)%
2021	2,308	$12.18	to	$13.93	$34,358	3.10%	0.75%	to	2.00%	5.45%	to	4.19%
2020	2,370	$11.55	to	$13.37	$34,239	1.33%	0.75%	to	2.00%	8.76%	to	7.39%
2019	2,414	$10.62	to	$12.45	$32,719	2.29%	0.75%	to	2.00%	8.04%	to	6.78%
2018	2,719	$9.83	to	$11.66	$34,370	2.83%	0.75%	to	2.00%	(1.50)%	to	(4.82)%

American Century VP Mid Cap Value Fund - Class II:
2022	227	$32.00	to	$29.39	$7,195	2.12%	1.30%	to	2.00%	(2.65)%	to	(3.32)%
2021	257	$32.87	to	$30.40	$8,348	1.01%	1.30%	to	2.00%	21.43%	to	20.59%
2020	298	$27.07	to	$25.21	$7,961	1.68%	1.30%	to	2.00%	(0.22)%	to	(0.90)%
2019	341	$27.13	to	$25.44	$9,130	1.90%	1.30%	to	2.00%	27.37%	to	26.44%
2018	366	$21.30	to	$20.12	$7,714	1.27%	1.30%	to	2.00%	(14.11)%	to	(14.71)%

American Century VP Ultra® Fund - Class I:
2022	81	$35.13	to	$30.85	$2,840	—%	1.30%	to	1.90%	(33.24)%	to	(33.66)%
2021	91	$52.62	to	$46.50	$4,766	—%	1.30%	to	1.90%	21.55%	to	20.84%
2020	110	$43.29	to	$38.48	$4,749	—%	1.30%	to	1.90%	47.90%	to	47.04%
2019	127	$29.27	to	$26.17	$3,723	—%	1.30%	to	1.90%	32.86%	to	32.04%
2018	157	$22.03	to	$19.82	$3,467	0.25%	1.30%	to	1.90%	(0.54)%	to	(1.15)%

American Century VP Ultra® Fund - Class II:
2022	418	$40.49	to	$36.26	$16,923	—%	1.40%	to	2.00%	(33.39)%	to	(33.81)%
2021	439	$60.79	to	$54.78	$26,603	—%	1.40%	to	2.00%	21.29%	to	20.58%
2020	566	$50.12	to	$45.43	$28,315	—%	1.40%	to	2.00%	47.46%	to	46.55%
2019	780	$33.99	to	$31.00	$26,467	—%	1.40%	to	2.00%	32.57%	to	31.80%
2018	1,018	$25.64	to	$23.52	$26,046	0.12%	1.40%	to	2.00%	(0.77)%	to	(1.38)%

American Century VP Value Fund - Class II:
2022	555	$14.18	to	$30.70	$14,532	1.94%	0.75%	to	1.90%	(0.42)%	to	(1.60)%
2021	535	$14.24	to	$31.20	$15,467	1.59%	0.75%	to	1.90%	23.40%	to	21.97%
2020	509	$11.54	to	$25.58	$13,252	2.23%	0.75%	to	1.90%	—%	to	(1.08)%
2019	544	$11.54	to	$25.86	$14,004	1.95%	0.75%	to	1.90%	25.98%	to	24.57%
2018	608	$9.16	to	$20.76	$12,705	1.51%	0.75%	to	1.90%	(8.22)%	to	(11.02)%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2022

	December 31,					For the year ended December 31, except as noted
		Unit fair value								Total return (3)
		corresponding					Expense			corresponding
		to lowest			Net	Investment	ratio (2)			to lowest
	Units	to highest			assets	income	lowest to			to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest			expense ratio

American Funds Insurance Series® Asset Allocation Fund - Class 2:
2022	145	$14.84	to	$14.17	$2,130	1.92%	1.30%	to	2.00%	(14.52)%	to	(15.10)%
2021	147	$17.36	to	$16.69	$2,536	1.46%	1.30%	to	2.00%	13.61%	to	12.77%
2020	178	$15.28	to	$14.80	$2,679	1.65%	1.30%	to	2.00%	10.97%	to	10.28%
2019	199	$13.77	to	$13.42	$2,711	1.88%	1.30%	to	2.00%	19.64%	to	18.76%
2018	214	$11.51	to	$11.30	$2,447	2.06%	1.30%	to	2.00%	(5.81)%	to	(6.46)%

American Funds Insurance Series® Asset Allocation Fund - Class 4:
2022	1,449	$12.45	to	$14.23	$18,230	1.77%	0.75%	to	1.40%	(14.32)%	to	(14.84)%
2021	1,224	$14.53	to	$16.71	$18,082	1.52%	0.75%	to	1.40%	13.96%	to	13.21%
2020	769	$12.75	to	$14.76	$10,078	1.53%	0.75%	to	1.40%	11.35%	to	10.64%
2019	687	$11.45	to	$13.34	$8,180	2.04%	0.75%	to	1.40%	20.02%	to	19.21%
2018	353	$9.54	to	$11.19	$3,674	1.81%	0.75%	to	1.40%	(4.70)%	to	(6.20)%

American Funds Insurance Series® Global Small Capitalization Fund - Class 2:
2022	96	$13.64	to	$11.16	$1,174	—%	1.30%	to	2.00%	(30.48)%	to	(30.98)%
2021	103	$19.62	to	$16.17	$1,802	—%	1.30%	to	2.00%	5.37%	to	4.66%
2020	116	$18.62	to	$15.45	$1,930	0.16%	1.30%	to	2.00%	28.06%	to	27.16%
2019	121	$14.54	to	$12.15	$1,573	0.16%	1.30%	to	2.00%	29.82%	to	28.84%
2018	132	$11.20	to	$9.43	$1,321	0.08%	1.30%	to	2.00%	(11.74)%	to	(12.28)%

American Funds Insurance Series® Global Small Capitalization Fund - Class 4:
2022	283	$10.78	to	$12.77	$3,111	—%	0.75%	to	1.40%	(30.23)%	to	(30.67)%
2021	247	$15.45	to	$18.42	$3,932	—%	0.75%	to	1.40%	5.60%	to	4.96%
2020	156	$14.63	to	$17.55	$2,382	0.12%	0.75%	to	1.40%	28.45%	to	27.54%
2019	117	$11.39	to	$13.76	$1,434	0.01%	0.75%	to	1.40%	30.32%	to	29.44%
2018	72	$8.74	to	$10.63	$701	0.02%	0.75%	to	1.40%	(12.95)%	to	(12.08)%

American Funds Insurance Series® High-Income Trust® Fund - Class 2:
2022	80	$11.89	to	$11.29	$945	6.77%	1.30%	to	1.90%	(10.40)%	to	(10.96)%
2021	116	$13.27	to	$12.68	$1,535	4.49%	1.30%	to	1.90%	7.02%	to	6.38%
2020	106	$12.40	to	$11.92	$1,309	8.86%	1.30%	to	1.90%	6.53%	to	5.96%
2019	106	$11.64	to	$11.25	$1,237	6.05%	1.30%	to	1.90%	11.07%	to	10.40%
2018	114	$10.48	to	$10.19	$1,195	5.82%	1.30%	to	1.90%	(3.59)%	to	(4.23)%

American Funds Insurance Series® Managed Risk Asset Allocation Fund - Class P2:
2022	585	$11.31	to	$12.40	$6,675	2.15%	0.75%	to	1.40%	(14.64)%	to	(15.18)%
2021	499	$13.25	to	$14.62	$6,678	1.31%	0.75%	to	1.40%	11.72%	to	10.93%
2020	377	$11.86	to	$13.18	$4,549	1.37%	0.75%	to	1.40%	5.05%	to	4.44%
2019	184	$11.29	to	$12.62	$2,153	2.10%	0.75%	to	1.40%	17.12%	to	16.31%
2018	107	$9.64	to	$10.85	$1,092	1.42%	0.75%	to	1.40%	(3.70)%	to	(6.22)%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2022

	December 31,					For the year ended December 31, except as noted
		Unit fair value								Total return (3)
		corresponding					Expense			corresponding
		to lowest			Net	Investment	ratio (2)			to lowest
	Units	to highest			assets	income	lowest to			to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest			expense ratio

American Funds Insurance Series® Managed Risk Growth Fund - Class P2:
2022	437	$12.90	to	$15.44	$5,791	1.52%	0.75%	to	1.40%	(25.43)%	to	(25.91)%
2021	330	$17.30	to	$20.84	$5,945	0.57%	0.75%	to	1.40%	12.05%	to	11.32%
2020	241	$15.44	to	$18.72	$3,934	0.78%	0.75%	to	1.40%	31.07%	to	30.18%
2019	163	$11.78	to	$14.38	$2,093	0.86%	0.75%	to	1.40%	20.82%	to	20.03%
2018	140	$9.75	to	$11.98	$1,520	0.44%	0.75%	to	1.40%	(2.79)%	to	(1.72)%

American Funds Insurance Series® Managed Risk International Fund - Class P2:
2022	57	$8.41	to	$8.61	$498	3.21%	0.75%	to	1.40%	(16.15)%	to	(16.73)%
2021	37	$10.03	to	$10.34	$385	0.54%	0.75%	to	1.40%	(4.84)%	to	(5.48)%
2020	26	$10.54	to	$10.94	$287	1.20%	0.75%	to	1.40%	2.03%	to	1.39%
2019	17	$10.33	to	$10.79	$201	1.65%	0.75%	to	1.40%	16.72%	to	16.02%
2018	13	$8.85	to	$9.30	$135	1.67%	0.75%	to	1.40%	(11.32)%	to	(11.76)%

American Funds Insurance Series® New World Fund® - Class 2:
2022	121	$12.13	to	$11.81	$1,485	1.32%	1.30%	to	2.00%	(23.08)%	to	(23.66)%
2021	131	$15.77	to	$15.47	$2,087	0.83%	1.30%	to	2.00%	3.55%	to	2.86%
2020	137	$15.23	to	$15.04	$2,113	0.07%	1.30%	to	2.00%	22.04%	to	21.10%
2019	141	$12.48	to	$12.42	$1,787	0.98%	1.30%	to	2.00%	27.48%	to	26.61%
2018	134	$9.79	to	$9.81	$1,332	0.77%	1.30%	to	2.00%	(15.16)%	to	(15.72)%

American Funds Insurance Series® New World Fund® - Class 4:
2022	528	$10.68	to	$11.67	$5,736	1.16%	0.75%	to	1.40%	(22.89)%	to	(23.37)%
2021	438	$13.85	to	$15.23	$6,201	0.73%	0.75%	to	1.40%	3.90%	to	3.18%
2020	266	$13.33	to	$14.76	$3,684	0.04%	0.75%	to	1.40%	22.29%	to	21.58%
2019	189	$10.90	to	$12.14	$2,183	0.92%	0.75%	to	1.40%	27.93%	to	26.99%
2018	117	$8.52	to	$9.56	$1,091	0.84%	0.75%	to	1.40%	(14.63)%	to	(15.40)%

American Funds Insurance Series® Washington Mutual Investors FundSM - Class 2:
2022	188	$17.07	to	$16.3	$3,173	1.83%	1.30%	to	2.00%	(9.63)%	to	(10.24)%
2021	227	$18.89	to	$18.16	$4,240	1.44%	1.30%	to	2.00%	26.19%	to	25.24%
2020	241	$14.97	to	$14.50	$3,563	1.79%	1.30%	to	2.00%	7.23%	to	6.54%
2019	246	$13.96	to	$13.61	$3,399	2.03%	1.30%	to	2.00%	19.83%	to	18.97%
2018	247	$11.65	to	$11.44	$2,860	1.99%	1.30%	to	2.00%	(9.83)%	to	(10.49)%

American Funds Insurance Series® Washington Mutual Investors FundSM - Class 4:
2022	820	$13.87	to	$17.03	$11,641	1.77%	0.75%	to	1.40%	(9.35)%	to	(9.94)%
2021	776	$15.30	to	$18.91	$12,244	1.33%	0.75%	to	1.40%	26.55%	to	25.73%
2020	684	$12.09	to	$15.04	$8,606	1.68%	0.75%	to	1.40%	7.66%	to	6.97%
2019	554	$11.23	to	$14.06	$6,584	2.23%	0.75%	to	1.40%	20.11%	to	19.35%
2018	342	$9.35	to	$11.78	$3,493	2.36%	0.75%	to	1.40%	(6.97)%	to	(10.21)%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2022

	December 31,					For the year ended December 31, except as noted
		Unit fair value								Total return (3)
		corresponding					Expense			corresponding
		to lowest			Net	Investment	ratio (2)			to lowest
	Units	to highest			assets	income	lowest to			to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest			expense ratio

BlackRock VSF, Inc. 60/40 Target Allocations ETF V.I. Fund - Class III:
2022	679	$12.17	to	$12.02	$8,275	2.35%	0.75%	to	2.00%	(15.66)%	to	(16.70)%
2021	416	$—	to	$14.43	$6,037	2.54%	0.75%	to	2.00%	10.91%	to	9.48%
2020	119	$13.01	to	$13.18	$1,575	1.81%	0.75%	to	2.00%	13.53%	to	12.07%
2019	68	$11.46	to	$11.76	$799	2.53%	0.75%	to	2.00%	20.25%	to	18.79%
2018	55	$9.53	to	$9.90	$553	1.02%	0.75%	to	2.00%	(4.70)%	to	(7.04)%

BlackRock VSF, Inc. Advantage SMID Cap V.I. Fund - Class III:
2022	165	$13.24	to	$15.53	$2,237	1.81%	0.75%	to	1.40%	(17.30)%	to	(17.87)%
2021	148	$16.01	to	$18.91	$2,453	1.28%	0.75%	to	1.40%	12.51%	to	11.76%
2020	124	$14.23	to	$16.92	$1,854	2.00%	0.75%	to	1.40%	18.78%	to	17.99%
2019	76	$11.98	to	$14.34	$1,002	2.17%	0.75%	to	1.40%	27.72%	to	26.90%
2018	79	$9.38	to	$11.30	$814	2.49%	0.75%	to	1.40%	(6.76)%	to	(7.98)%

BlackRock VSF, Inc. BlackRock Global Allocation V.I. Fund - Class III:
2022	307	$11.43	to	$11.14	$3,528	—%	0.75%	to	2.00%	(16.69)%	to	(17.73)%
2021	300	$13.72	to	$13.54	$4,163	0.90%	0.75%	to	2.00%	5.62%	to	4.31%
2020	178	$12.99	to	$12.98	$2,356	1.36%	0.75%	to	2.00%	19.83%	to	18.32%
2019	192	$10.84	to	$10.97	$2,140	1.39%	0.75%	to	2.00%	16.81%	to	15.35%
2018	167	$9.28	to	$9.51	$1,618	0.99%	0.75%	to	2.00%	(7.11)%	to	(9.34)%

Blue Chip Account - Class 3:
2022	1,011	$7.64	to	$7.49	$7,707	—%	0.75%	to	2.00%	(31.72)%	to	(32.58)%
2021 (9)	625	$11.19	to	$11.11	$6,985	—%	0.75%	to	2.00%	12.01%	to	11.21%

BNY Mellon IP MidCap Stock Portfolio - Service Shares:
2022	74	$11.71	to	$13.05	$891	0.44%	0.75%	to	1.40%	(14.96)%	to	(15.48)%
2021	68	$13.77	to	$15.44	$974	0.43%	0.75%	to	1.40%	24.62%	to	23.82%
2020	57	$11.05	to	$12.47	$664	0.50%	0.75%	to	1.40%	7.07%	to	6.31%
2019	50	$10.32	to	$11.73	$547	0.38%	0.75%	to	1.40%	18.89%	to	18.25%
2018	46	$8.68	to	$9.92	$429	0.24%	0.75%	to	1.40%	(13.46)%	to	(16.85)%

BNY Mellon IP Technology Growth Portfolio - Service Shares:
2022	137	$40.16	to	$35.97	$5,492	—%	1.40%	to	2.00%	(47.26)%	to	(47.57)%
2021	157	$76.15	to	$68.61	$11,867	—%	1.40%	to	2.00%	11.07%	to	10.41%
2020	188	$68.56	to	$62.14	$12,758	0.07%	1.40%	to	2.00%	67.22%	to	66.19%
2019	213	$41.00	to	$37.39	$8,638	—%	1.40%	to	2.00%	23.75%	to	23.03%
2018	261	$33.13	to	$30.39	$8,555	—%	1.40%	to	2.00%	(2.64)%	to	(3.22)%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2022

	December 31,					For the year ended December 31, except as noted
		Unit fair value								Total return (3)
		corresponding					Expense			corresponding
		to lowest			Net	Investment	ratio (2)			to lowest
	Units	to highest			assets	income	lowest to			to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest			expense ratio

Calvert VP EAFE International Index Portfolio - Class F:
2022	324	$10.15	to	$10.71	$3,302	3.72%	0.75%	to	1.40%	(15.42)%	to	(15.93)%
2021	263	$12.00	to	$12.74	$3,163	1.86%	0.75%	to	1.40%	9.89%	to	9.08%
2020	190	$10.92	to	$11.68	$2,093	3.70%	0.75%	to	1.40%	6.74%	to	6.09%
2019	126	$10.23	to	$11.01	$1,308	3.18%	0.75%	to	1.40%	20.07%	to	19.28%
2018	65	$8.52	to	$9.23	$565	7.15%	0.75%	to	1.40%	(14.54)%	to	(15.01)%

Calvert VP Investment Grade Bond Index Portfolio - Class F:
2022	484	$9.72	to	$9.44	$4,700	2.83%	0.75%	to	1.40%	(13.45)%	to	(13.95)%
2021	449	$11.23	to	$10.97	$5,039	2.66%	0.75%	to	1.40%	(2.77)%	to	(3.43)%
2020	310	$11.55	to	$11.36	$3,584	3.01%	0.75%	to	1.40%	6.26%	to	5.58%
2019	87	$10.87	to	$10.76	$943	5.01%	0.75%	to	1.40%	7.31%	to	6.64%
2018 (4)	16	$10.13	to	$10.09	$164	8.71%	0.75%	to	1.40%	1.40%	to	1.00%

Calvert VP Nasdaq 100® Index Portfolio - Class F:
2022 (10)	40	$8.69	to	$8.63	$348	0.34%	0.75%	to	2.00%	(13.45)%	to	(14.04)%

Calvert VP Russell 2000® Small Cap Index Portfolio - Class F:
2022	483	$11.49	to	$14.59	$5,673	0.85%	0.75%	to	1.40%	(21.25)%	to	(21.73)%
2021	430	$14.59	to	$18.64	$6,438	0.81%	0.75%	to	1.40%	13.45%	to	12.70%
2020	297	$12.86	to	$16.54	$3,974	1.17%	0.75%	to	1.40%	18.53%	to	17.72%
2019	236	$10.85	to	$14.05	$2,708	1.01%	0.75%	to	1.40%	23.86%	to	23.14%
2018	155	$8.76	to	$11.41	$1,479	1.27%	0.75%	to	1.40%	(12.84)%	to	(12.70)%

Calvert VP S&P MidCap 400 Index Portfolio - Class F:
2022	560	$13.18	to	$16.60	$7,598	0.95%	0.75%	to	1.40%	(14.19)%	to	(14.70)%
2021	548	$15.36	to	$19.46	$8,698	0.86%	0.75%	to	1.40%	23.27%	to	22.47%
2020	462	$12.46	to	$15.89	$6,062	1.33%	0.75%	to	1.40%	12.25%	to	11.51%
2019	376	$11.10	to	$14.25	$4,489	1.26%	0.75%	to	1.40%	24.58%	to	23.81%
2018	243	$8.91	to	$11.51	$2,436	1.31%	0.75%	to	1.40%	(11.25)%	to	(12.80)%

Clearbridge Variable Small Cap Growth Portfolio - Class II:
2022	312	$13.39	to	$16.70	$4,287	—%	0.75%	to	1.40%	(29.56)%	to	(30.01)%
2021	296	$19.01	to	$23.86	$5,878	—%	0.75%	to	1.40%	11.50%	to	10.77%
2020	199	$17.05	to	$21.54	$3,566	—%	0.75%	to	1.40%	41.85%	to	40.88%
2019	157	$12.02	to	$15.29	$2,018	—%	0.75%	to	1.40%	25.60%	to	24.82%
2018	102	$9.57	to	$12.25	$1,115	—%	0.75%	to	1.40%	(4.78)%	to	1.74%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2022

	December 31,					For the year ended December 31, except as noted
		Unit fair value								Total return (3)
		corresponding					Expense			corresponding
		to lowest			Net	Investment	ratio (2)			to lowest
	Units	to highest			assets	income	lowest to			to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest			expense ratio

Columbia Variable Portfolio Limited Duration Credit Fund - Class 2:
2022	492	$10.27	to	$9.35	$5,011	0.53%	0.75%	to	2.00%	(7.06)%	to	(8.15)%
2021	486	$11.05	to	$10.18	$5,304	1.47%	0.75%	to	2.00%	(1.60)%	to	(2.86)%
2020	331	$11.23	to	$10.48	$3,666	2.12%	0.75%	to	2.00%	4.86%	to	3.46%
2019	39	$10.71	to	$10.13	$405	1.97%	0.75%	to	2.00%	6.67%	to	5.41%
2018	19	$10.04	to	$9.61	$191	1.55%	0.75%	to	2.00%	0.50%	to	(2.04)%

Columbia Variable Portfolio Small Cap Value Fund - Class 2:
2022	239	$12.51	to	$15.71	$3,052	0.48%	0.75%	to	1.40%	(9.61)%	to	(10.23)%
2021	211	$13.84	to	$17.50	$3,001	0.52%	0.75%	to	1.40%	27.79%	to	27.00%
2020	112	$10.83	to	$13.78	$1,277	0.35%	0.75%	to	1.40%	7.76%	to	7.07%
2019	95	$10.05	to	$12.87	$1,034	0.27%	0.75%	to	1.40%	20.07%	to	19.28%
2018	59	$8.37	to	$10.79	$566	0.17%	0.75%	to	1.40%	(16.88)%	to	(19.30)%

Core Plus Bond Account - Class 1:
2022	4,145	$3.01	to	$20.47	$80,270	3.02%	0.38%	to	2.00%	(14.49)%	to	(15.83)%
2021	4,799	$3.53	to	$24.32	$110,485	2.61%	0.47%	to	2.00%	(0.87)%	to	(2.41)%
2020	5,323	$3.56	to	$24.92	$122,021	3.59%	0.41%	to	2.00%	9.09%	to	7.37%
2019	5,337	$3.26	to	$23.21	$116,174	3.25%	0.42%	to	2.00%	9.35%	to	7.65%
2018	5,240	$2.98	to	$21.56	$109,852	3.32%	0.46%	to	2.00%	(1.83)%	to	(3.41)%

Delaware VIP® Small Cap Value Series - Service Class:
2022	116	$17.89	to	$16.72	$2,051	0.54%	1.30%	to	2.00%	(13.45)%	to	(14.12)%
2021	143	$20.67	to	$19.47	$2,932	0.63%	1.30%	to	2.00%	32.25%	to	31.38%
2020	147	$15.63	to	$14.82	$2,264	1.06%	1.30%	to	2.00%	(3.46)%	to	(4.08)%
2019	160	$16.19	to	$15.45	$2,563	0.78%	1.30%	to	2.00%	26.09%	to	25.20%
2018	170	$12.84	to	$12.34	$2,167	0.59%	1.30%	to	2.00%	(18.01)%	to	(18.66)%

Diversified Balanced Account - Class 1:
2022	1,429	$12.72	to	$11.70	$17,372	2.45%	0.39%	to	1.90%	(15.20)%	to	(16.49)%
2021	1,611	$15.00	to	$14.01	$23,297	2.14%	0.46%	to	1.90%	10.60%		9.03%
2020	1,771	$13.57	to	$12.85	$23,344	2.30%	0.45%	to	1.90%	12.48%	to	10.78%
2019	2,112	$12.06	to	$11.60	$24,944	2.12%	0.46%	to	1.90%	17.93%	to	16.23%
2018	2,269	$10.23	to	$9.98	$22,898	2.73%	0.59%	to	1.90%	(3.55)%	to	(4.95)%

Diversified Balanced Account - Class 2:
2022	39,507	$12.10	to	$17.01	$715,956	2.12%	1.40%	to	2.00%	(16.29)%	to	(16.78)%
2021	44,424	$14.46	to	$20.44	$963,138	1.88%	1.40%	to	2.00%	9.30%	to	8.61%
2020	49,273	$13.23	to	$18.82	$979,709	2.08%	1.40%	to	2.00%	11.05%	to	10.38%
2019	55,109	$18.10	to	$17.05	$988,423	1.81%	1.40%	to	2.00%	16.55%	to	15.91%
2018	62,817	$10.21	to	$14.71	$968,136	2.39%	1.40%	to	2.00%	(4.72)%	to	(5.34)%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2022

	December 31,					For the year ended December 31, except as noted
		Unit fair value								Total return (3)
		corresponding					Expense			corresponding
		to lowest			Net	Investment	ratio (2)			to lowest
	Units	to highest			assets	income	lowest to			to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest			expense ratio

Diversified Balanced Managed Volatility Account - Class 2:
2022	10,707	$11.69	to	$12.68	$141,391	2.67%	0.75%	to	2.00%	(15.29)%	to	(16.30)%
2021	11,703	$13.80	to	$15.15	$184,037	1.72%	0.75%	to	2.00%	9.18%	to	7.75%
2020	12,733	$12.64	to	$14.06	$185,112	1.89%	0.75%	to	2.00%	11.17%	to	9.76%
2019	13,367	$11.37	to	$12.81	$176,258	1.61%	0.75%	to	2.00%	16.62%	to	15.20%
2018	14,217	$9.75	to	$11.12	$162,127	3.68%	0.75%	to	2.00%	(2.50)%	to	(5.12)%

Diversified Balanced Volatility Control Account - Class 2:
2022	18,030			$11.49	$207,131	1.66%			1.40%			(14.95)%
2021	17,008			$13.51	$229,833	1.32%			1.40%			8.51%
2020	14,823			$12.45	$184,530	1.56%			1.40%			7.33%
2019	12,527			$11.60	$145,328	0.95%			1.40%			13.84%
2018	6,572			$10.19	$66,956	0.77%			1.40%			(5.03)%

Diversified Growth Account - Class 2:
2022	146,105	$12.98	to	$19.82	$3,045,205	2.07%	1.40%	to	2.00%	(16.84)%	to	(17.35)%
2021	157,551	$15.61	to	$23.98	$3,973,661	1.74%	1.40%	to	2.00%	13.18%	to	12.53%
2020	172,151	$13.79	to	$21.31	$3,852,816	1.95%	1.40%	to	2.00%	12.17%	to	11.45%
2019	188,483	$12.30	to	$19.12	$3,772,917	1.74%	1.40%	to	2.00%	19.53%	to	18.83%
2018	207,515	$10.29	to	$16.09	$3,487,376	2.50%	1.40%	to	2.00%	(5.88)%	to	(6.40)%

Diversified Growth Managed Volatility Account - Class 2:
2022	20,343	$12.24	to	$13.88	$292,924	2.88%	0.75%	to	2.00%	(15.76)%	to	(16.79)%
2021	22,587	$14.53	to	$16.68	$388,997	1.56%	0.75%	to	2.00%	12.81%	to	11.50%
2020	24,558	$12.88	to	$14.96	$378,169	1.80%	0.75%	to	2.00%	12.20%	to	10.81%
2019	25,503	$11.48	to	$13.50	$353,685	1.54%	0.75%	to	2.00%	19.33%	to	17.80%
2018	27,701	$9.62	to	$11.46	$325,257	4.18%	0.75%	to	2.00%	(3.90)%	to	(5.99)%

Diversified Growth Volatility Control - Class 2:
2022	98,089			$12.21	$1,197,194	1.63%			1.40%			(14.97)%
2021	88,928			$14.36	$1,277,225	1.20%			1.40%			12.28%
2020	77,836			$12.79	$995,441	1.54%			1.40%			7.48%
2019	64,303			$11.90	$765,294	0.97%			1.40%			15.87%
2018	37,493			$10.27	$384,857	0.75%			1.40%			(5.87)%

Diversified Income Account - Class 2:
2022	19,642	$11.24	to	$13.02	$254,403	2.10%	1.40%	to	2.00%	(15.73)%	to	(16.22)%
2021	21,020	$13.33	to	$15.54	$326,042	1.85%	1.40%	to	2.00%	5.51%	to	4.79%
2020	21,807	$12.64	to	$14.83	$323,481	1.96%	1.40%	to	2.00%	9.70%	to	9.12%
2019	20,567	$11.52	to	$13.59	$279,864	1.65%	1.40%	to	2.00%	13.50%	to	12.87%
2018	19,716	$10.15	to	$12.04	$241,402	2.07%	1.40%	to	2.00%	(3.76)%	to	(4.37)%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2022

	December 31,					For the year ended December 31, except as noted
		Unit fair value								Total return (3)
		corresponding					Expense			corresponding
		to lowest			Net	Investment	ratio (2)			to lowest
	Units	to highest			assets	income	lowest to			to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest			expense ratio

Diversified International Account - Class 1:
2022	2,862	$4.12	to	$28.28	$75,371	2.60%	0.37%	to	2.00%	(20.33)%	to	(21.60)%
2021	3,079	$5.17	to	$36.07	$102,535	1.29%	0.44%	to	2.00%	9.29%	to	7.58%
2020	3,407	$4.73	to	$33.53	$104,699	2.68%	0.40%	to	2.00%	15.68%	to	13.85%
2019	3,882	$4.09	to	$29.45	$103,484	1.63%	0.40%	to	2.00%	22.17%	to	20.25%
2018	4,206	$3.35	to	$24.49	$95,801	2.12%	0.46%	to	2.00%	(17.88)%	to	(19.17)%

DWS Alternative Asset Allocation VIP - Class B:
2022	20	$11.44	to	$10.43	$221	7.87%	0.75%	to	1.40%	(8.41)%	to	(8.99)%
2021	9	$12.49	to	$11.46	$108	1.56%	0.75%	to	1.40%	11.52%	to	10.72%
2020	5	$11.20	to	$10.35	$49	2.41%	0.75%	to	1.40%	4.48%	to	3.92%
2019	4	$10.72	to	$9.96	$44	3.51%	0.75%	to	1.40%	13.56%	to	12.67%
2018	4	$9.44	to	$8.84	$37	1.75%	0.75%	to	1.40%	(5.51)%	to	(10.62)%

DWS Equity 500 Index VIP - Class B2:
2022	138	$14.76	to	$18.86	$2,327	0.85%	0.75%	to	1.40%	(19.21)%	to	(19.78)%
2021	148	$18.27	to	$23.51	$3,106	1.10%	0.75%	to	1.40%	26.88%	to	26.06%
2020	171	$14.40	to	$18.65	$2,861	1.28%	0.75%	to	1.40%	16.79%	to	16.05%
2019	175	$12.33	to	$16.07	$2,491	1.48%	0.75%	to	1.40%	29.65%	to	28.77%
2018	149	$9.51	to	$12.48	$1,691	1.21%	0.75%	to	1.40%	(5.18)%	to	(6.31)%

DWS Small Mid Cap Value VIP - Class B:
2022	120	$10.79	to	$13.63	$1,512	0.47%	0.75%	to	2.00%	(16.74)%	to	(17.79)%
2021	129	$12.96	to	$16.58	$1,968	0.80%	0.75%	to	2.00%	29.08%	to	27.44%
2020	107	$10.04	to	$13.01	$1,307	1.21%	0.75%	to	2.00%	(1.86)%	to	(3.06)%
2019	118	$10.23	to	$13.42	$1,469	0.36%	0.75%	to	2.00%	20.07%	to	18.55%
2018	100	$8.52	to	$11.32	$1,084	0.99%	0.75%	to	2.00%	(15.22)%	to	(17.97)%

EQ Advisors TrustSM 1290 VT Convertible Securities Portfolio - Class IB:
2022	74	$11.86	to	$11.35	$876	1.20%	0.75%	to	2.00%	(21.61)%	to	(22.53)%
2021	61	$15.13	to	$14.65	$916	18.41%	0.75%	to	2.00%	0.27%	to	(0.95)%
2020	12	$15.09	to	$14.79	$181	3.60%	0.75%	to	2.00%	38.06%	to	36.31%
2019 (5)	—	$10.93	to	$10.85	$—	—%	0.75%	to	2.00%	9.30%	to	8.50%

EQ Advisors TrustSM 1290 VT GAMCO Small Company Value Portfolio - Class IB:
2022	34	$12.98	to	$12.42	$444	0.64%	0.75%	to	2.00%	(11.34)%	to	(12.41)%
2021	18	$14.64	to	$14.18	$262	0.81%	0.75%	to	2.00%	24.17%	to	22.66%
2020	11	$11.79	to	$11.56	$131	1.15%	0.75%	to	2.00%	8.46%	to	7.04%
2019 (5)	5	$10.87	to	$10.80	$55	1.76%	0.75%	to	2.00%	8.70%	to	8.00%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2022

	December 31,					For the year ended December 31, except as noted
		Unit fair value								Total return (3)
		corresponding					Expense			corresponding
		to lowest			Net	Investment	ratio (2)			to lowest
	Units	to highest			assets	income	lowest to			to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest			expense ratio

EQ Advisors TrustSM 1290 VT Micro Cap Portfolio - Class IB:
2022	40	$13.20	to	$12.63	$515	0.13%	0.75%	to	2.00%	(26.50)%	to	(27.37)%
2021	62	$17.96	to	$17.39	$1,111	—%	0.75%	to	2.00%	10.12%	to	8.76%
2020	6	$16.31	to	$15.99	$93	0.11%	0.75%	to	2.00%	49.09%	to	47.24%
2019 (5)	1	$10.94	to	$10.86	$10	0.27%	0.75%	to	2.00%	9.40%	to	8.60%

EQ Advisors TrustSM 1290 VT SmartBeta Equity ESG Portfolio - Class IB:
2022 (17)	45	$12.39	to	$11.85	$555	1.18%	0.75%	to	2.00%	(15.14)%	to	(16.20)%
2021	29	$14.60	to	$14.14	$417	1.35%	0.75%	to	2.00%	22.07%	to	20.65%
2020	26	$11.96	to	$11.72	$316	0.72%	0.75%	to	2.00%	10.13%	to	8.72%
2019 (5)	6	$10.86	to	$10.78	$62	3.05%	0.75%	to	2.00%	8.60%	to	7.80%

EQ Advisors TrustSM 1290 VT Socially Responsible Portfolio - Class IB:
2022	52	$13.38	to	$12.79	$685	0.63%	0.75%	to	2.00%	(22.70)%	to	(23.69)%
2021	45	$17.31	to	$16.76	$760	0.62%	0.75%	to	2.00%	29.37%	to	27.74%
2020	13	$13.38	to	$13.12	$170	1.61%	0.75%	to	2.00%	19.04%	to	17.56%
2019 (5)	1	$11.24	to	$11.16	$17	1.95%	0.75%	to	2.00%	12.40%	to	11.60%

Equity Income Account - Class 1:
2022	8,037	$3.66	to	$23.38	$170,635	1.88%	0.43%	to	2.00%	(10.87)%	to	(12.27)%
2021	9,091	$115.63	to	$26.65	$221,633	1.97%	0.45%	to	2.00%	21.88%	to	20.05%
2020	10,278	$3.37	to	$22.20	$215,748	2.02%	0.48%	to	2.00%	5.99%	to	4.32%
2019	11,634	$89.57	to	$21.28	$229,475	1.88%	0.56%	to	2.00%	28.47%	to	26.52%
2018	13,701	$69.72	to	$16.82	$215,812	1.73%	0.09%	to	2.00%	—%	to	(6.92)%

Equity Income Account - Class 2:
2022	967	$13.90	to	$17.25	$13,815	1.85%	0.75%	to	1.40%	(11.35)%	to	(11.94)%
2021	799	$15.68	to	$19.59	$13,076	1.94%	0.75%	to	1.40%	21.17%	to	20.41%
2020	614	$12.94	to	$16.27	$8,454	1.74%	0.75%	to	1.40%	5.37%	to	4.70%
2019	573	$12.28	to	$15.54	$7,665	1.75%	0.75%	to	1.40%	27.78%	to	26.96%
2018	396	$9.61	to	$12.24	$4,292	1.76%	0.75%	to	1.40%	(3.90)%	to	(6.56)%

Fidelity® VIP Contrafund® Portfolio - Service Class:
2022	680	$42.70	to	$37.39	$29,040	0.39%	1.30%	to	1.90%	(27.33)%	to	(27.78)%
2021	756	$58.76	to	$51.77	$44,413	0.05%	1.30%	to	1.90%	26.07%	to	25.32%
2020	847	$46.61	to	$41.31	$39,479	0.15%	1.30%	to	1.90%	28.72%	to	27.97%
2019	990	$36.21	to	$32.28	$35,860	0.35%	1.30%	to	1.90%	29.78%	to	28.97%
2018	1,181	$27.90	to	$25.03	$32,952	0.59%	1.30%	to	1.90%	(7.71)%	to	(8.25)%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2022

	December 31,					For the year ended December 31, except as noted
		Unit fair value								Total return (3)
		corresponding					Expense			corresponding
		to lowest			Net	Investment	ratio (2)			to lowest
	Units	to highest			assets	income	lowest to			to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest			expense ratio

Fidelity® VIP Contrafund® Portfolio - Service Class 2:
2022	1,929	$14.32	to	$36.05	$48,745	0.26%	0.75%	to	2.00%	(27.05)%	to	(27.93)%
2021	1,907	$19.63	to	$50.02	$70,397	0.03%	0.75%	to	2.00%	26.56%	to	24.99%
2020	1,809	$15.51	to	$40.02	$58,575	0.08%	0.75%	to	2.00%	29.25%	to	27.66%
2019	1,833	$12.00	to	$31.35	$50,633	0.21%	0.75%	to	2.00%	30.29%	to	28.64%
2018	1,897	$9.21	to	$24.37	$43,924	0.43%	0.75%	to	2.00%	(8.08)%	to	(8.49)%

Fidelity® VIP Energy Portfolio - Service Class 2:
2022 (10)	169	$9.78	to	$9.71	$1,654	4.89%	0.75%	to	2.00%	(2.30)%	to	(3.00)%

Fidelity® VIP Equity-Income Portfolio - Service Class 2:
2022	805	$29.78	to	$26.07	$23,853	1.63%	1.30%	to	2.00%	(6.47)%	to	(7.09)%
2021	959	$31.84	to	$28.06	$30,400	1.65%	1.30%	to	2.00%	22.98%	to	22.11%
2020	1,069	$25.89	to	$22.98	$27,560	1.64%	1.30%	to	2.00%	5.07%	to	4.36%
2019	1,165	$24.64	to	$22.02	$28,581	1.78%	1.30%	to	2.00%	25.46%	to	24.55%
2018	1,306	$19.64	to	$17.68	$25,518	2.03%	1.30%	to	2.00%	(9.70)%	to	(10.34)%

Fidelity® VIP Freedom 2020 Portfolio - Service Class 2:
2022	177	$11.08	to	$10.83	$1,957	1.86%	0.75%	to	1.40%	(16.63)%	to	(17.14)%
2021	192	$13.29	to	$13.07	$2,555	1.17%	0.75%	to	1.40%	8.49%	to	7.75%
2020	40	$12.25	to	$12.13	$484	1.27%	0.75%	to	1.40%	13.85%	to	13.15%
2019 (5)	13	$10.76	to	$10.72	$142	4.55%	0.75%	to	1.40%	7.60%	to	7.20%

Fidelity® VIP Freedom 2030 Portfolio - Service Class 2:
2022	236	$11.57	to	$11.31	$2,732	1.68%	0.75%	to	1.40%	(17.71)%	to	(18.22)%
2021	224	$14.06	to	$13.83	$3,145	1.22%	0.75%	to	1.40%	11.23%	to	10.55%
2020	92	$12.64	to	$12.51	$1,166	1.44%	0.75%	to	1.40%	15.75%	to	14.98%
2019 (5)	27	$10.92	to	$10.88	$298	7.14%	0.75%	to	1.40%	9.20%	to	8.80%

Fidelity® VIP Freedom 2040 Portfolio - Service Class 2:
2022	181	$12.37	to	$12.09	$2,239	1.44%	0.75%	to	1.40%	(19.04)%	to	(19.56)%
2021	173	$15.28	to	$15.03	$2,642	0.88%	0.75%	to	1.40%	16.64%	to	15.88%
2020	107	$13.10	to	$12.97	$1,398	0.94%	0.75%	to	1.40%	18.12%	to	17.38%
2019 (5)	65	$11.09	to	$11.05	$720	6.44%	0.75%	to	1.40%	10.90%	to	10.50%

Fidelity® VIP Freedom 2050 Portfolio - Service Class 2:
2022	76	$12.37	to	$12.09	$940	1.44%	0.75%	to	1.40%	(19.10)%	to	(19.61)%
2021	107	$15.29	to	$15.04	$1,636	1.05%	0.75%	to	1.40%	16.63%	to	15.87%
2020	34	$13.11	to	$12.98	$444	0.96%	0.75%	to	1.40%	18.11%	to	17.36%
2019 (5)	16	$11.10	to	$11.06	$178	5.99%	0.75%	to	1.40%	11.00%	to	10.60%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2022

	December 31,					For the year ended December 31, except as noted
		Unit fair value								Total return (3)
		corresponding					Expense			corresponding
		to lowest			Net	Investment	ratio (2)			to lowest
	Units	to highest			assets	income	lowest to			to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest			expense ratio

Fidelity® VIP Government Money Market Portfolio - Initial Class:
2022	8,714	$1.03	to	$9.27	$41,297	1.50%	0.44%	to	2.00%	1.02%	to	(0.64)%
2021	8,089	$1.02	to	$9.33	$31,672	0.01%	0.44%	to	2.00%	(0.41)%	to	(1.89)%
2020	9,086	$1.03	to	$9.51	$41,880	0.29%	0.44%	to	2.00%	(0.10)%	to	(1.76)%
2019	7,795	$1.03	to	$9.68	$31,462	2.04%	0.44%	to	2.00%	1.59%	to	—%
2018	8,644	$1.01	to	$9.68	$41,119	1.59%	0.37%	to	2.00%	1.21%	to	(0.31)%

Fidelity® VIP Government Money Market Portfolio - Service Class 2:
2022	3,689	$10.08	to	$9.55	$36,670	1.50%	0.75%	to	1.40%	0.50%	to	(0.21)%
2021	1,975	$10.03	to	$9.56	$19,569	0.01%	0.75%	to	1.40%	(0.69)%	to	(1.32)%
2020	1,445	$10.10	to	$9.70	$14,427	0.19%	0.75%	to	1.40%	(0.59)%	to	(1.20)%
2019	880	$10.16	to	$9.97	$8,850	1.70%	0.75%	to	1.40%	1.09%	to	0.40%
2018	768	$10.05	to	$9.93	$7,639	1.33%	0.75%	to	1.40%	0.50%	to	(0.10)%

Fidelity® VIP Growth Portfolio - Service Class:
2022	383	$34.33	to	$30.06	$13,140	0.52%	1.30%	to	1.90%	(25.50)%	to	(25.94)%
2021	437	$46.08	to	$40.59	$20,127	—%	1.30%	to	1.90%	21.52%	to	20.77%
2020	489	$37.92	to	$33.61	$18,556	0.06%	1.30%	to	1.90%	41.86%	to	41.04%
2019	545	$26.73	to	$23.83	$14,563	0.16%	1.30%	to	1.90%	32.46%	to	31.66%
2018	644	$20.18	to	$18.10	$12,987	0.15%	1.30%	to	1.90%	(1.56)%	to	(2.16)%

Fidelity® VIP Growth Portfolio - Service Class 2:
2022	234	$45.65	to	$40.88	$10,667	0.37%	1.40%	to	2.00%	(25.69)%	to	(26.14)%
2021	260	$61.43	to	$55.35	$15,814	—%	1.40%	to	2.00%	21.21%	to	20.48%
2020	301	$50.68	to	$45.94	$15,108	0.04%	1.40%	to	2.00%	41.52%	to	40.70%
2019	346	$35.81	to	$32.65	$12,287	0.05%	1.40%	to	2.00%	32.14%	to	31.34%
2018	383	$27.10	to	$24.86	$10,302	0.04%	1.40%	to	2.00%	(1.85)%	to	(2.43)%

Fidelity® VIP Health Care Portfolio - Service Class 2:
2022 (10)	31	$10.86	to	$10.78	$338	—%	0.75%	to	2.00%	9.15%	to	8.45%

Fidelity® VIP Mid Cap Portfolio - Service Class:
2022	7			$17.49	$117	0.41%			0.95%			(15.67)%
2021	7			$20.74	$138	0.52%			0.95%			24.34%
2020	7			$16.68	$111	0.57%			0.95%			16.89%
2019	7			$14.27	$95	0.80%			0.95%			22.17%
2018	7			$11.68	$78	0.40%			0.95%			(15.42)%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2022

	December 31,					For the year ended December 31, except as noted
		Unit fair value								Total return (3)
		corresponding					Expense			corresponding
		to lowest			Net	Investment	ratio (2)			to lowest
	Units	to highest			assets	income	lowest to			to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest			expense ratio

Fidelity® VIP Mid Cap Portfolio - Service Class 2:
2022	1,027	$12.64	to	$36.33	$23,492	0.26%	0.75%	to	2.00%	(15.62)%	to	(16.66)%
2021	1,095	$14.98	to	$43.59	$31,247	0.36%	0.75%	to	2.00%	24.42%	to	22.82%
2020	1,123	$12.04	to	$35.49	$27,511	0.41%	0.75%	to	2.00%	16.89%	to	15.53%
2019	1,169	$10.30	to	$30.72	$25,934	0.68%	0.75%	to	2.00%	22.33%	to	20.75%
2018	1,047	$8.42	to	$25.44	$21,792	0.41%	0.75%	to	2.00%	(15.88)%	to	(16.48)%

Fidelity® VIP Overseas Portfolio - Service Class 2:
2022	1,010	$10.87	to	$18.40	$18,603	0.86%	0.75%	to	2.00%	(25.29)%	to	(26.16)%
2021	998	$14.55	to	$24.92	$24,906	0.32%	0.75%	to	2.00%	18.49%	to	17.00%
2020	1,099	$12.28	to	$21.30	$24,169	0.22%	0.75%	to	2.00%	14.55%	to	13.06%
2019	1,180	$10.72	to	$18.84	$23,490	1.46%	0.75%	to	2.00%	26.56%	to	25.02%
2018	1,398	$8.47	to	$15.07	$22,377	1.29%	0.75%	to	2.00%	(14.79)%	to	(16.79)%

Franklin Global Real Estate VIP Fund - Class 2:
2022	163	$10.00	to	$9.32	$1,643	2.42%	0.75%	to	2.00%	(26.63)%	to	(27.53)%
2021	154	$13.63	to	$12.86	$2,132	0.89%	0.75%	to	2.00%	25.85%	to	24.37%
2020	133	$10.83	to	$10.34	$1,469	3.25%	0.75%	to	2.00%	(6.07)%	to	(7.26)%
2019	118	$11.53	to	$11.15	$1,397	2.23%	0.75%	to	2.00%	21.50%	to	19.89%
2018	79	$9.49	to	$9.30	$790	2.72%	0.75%	to	2.00%	(5.38)%	to	(8.64)%

Franklin Income VIP Fund - Class 4:
2022	398	$11.72	to	$11.38	$4,659	4.91%	0.75%	to	1.40%	(6.31)%	to	(6.95)%
2021	293	$12.51	to	$12.23	$3,671	4.25%	0.75%	to	1.40%	15.73%	to	15.05%
2020	182	$10.81	to	$10.63	$1,966	5.61%	0.75%	to	1.40%	(0.18)%	to	(0.84)%
2019	116	$10.83	to	$10.72	$1,253	4.07%	0.75%	to	1.40%	15.21%	to	14.41%
2018 (4)	9	$9.40	to	$9.37	$87	—%	0.75%	to	1.40%	(6.37)%	to	(6.58)%

Franklin Rising Dividends VIP Fund - Class 4:
2022	445	$15.86	to	$19.93	$7,288	0.78%	0.75%	to	1.40%	(11.35)%	to	(11.89)%
2021	390	$17.89	to	$22.62	$7,326	0.79%	0.75%	to	1.40%	25.63%	to	24.83%
2020	270	$14.24	to	$18.12	$4,139	1.31%	0.75%	to	1.40%	15.02%	to	14.25%
2019	206	$12.38	to	$15.86	$2,842	1.10%	0.75%	to	1.40%	28.16%	to	27.39%
2018	131	$9.66	to	$12.45	$1,480	1.21%	0.75%	to	1.40%	(3.50)%	to	(6.53)%

Franklin Small Cap Value VIP Fund - Class 2:
2022	98	$29.49	to	$27.02	$2,868	0.99%	1.30%	to	2.00%	(11.23)%	to	(11.84)%
2021	118	$33.22	to	$30.65	$3,856	1.05%	1.30%	to	2.00%	23.72%	to	22.85%
2020	132	$26.85	to	$24.95	$3,501	1.54%	1.30%	to	2.00%	3.83%	to	3.10%
2019	158	$25.86	to	$24.20	$4,044	1.05%	1.30%	to	2.00%	24.75%	to	23.85%
2018	178	$20.73	to	$19.54	$3,647	0.88%	1.30%	to	2.00%	(14.02)%	to	(14.60)%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2022

	December 31,					For the year ended December 31, except as noted
		Unit fair value								Total return (3)
		corresponding					Expense			corresponding
		to lowest			Net	Investment	ratio (2)			to lowest
	Units	to highest			assets	income	lowest to			to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest			expense ratio

Franklin U.S. Government Securities VIP Fund - Class 2:
2022	255	$9.14	to	$8.93	$2,330	2.28%	0.75%	to	1.40%	(10.39)%	to	(10.97)%
2021	240	$10.20	to	$10.03	$2,444	2.44%	0.75%	to	1.40%	(2.58)%	to	(3.19)%
2020	228	$10.47	to	$10.36	$2,389	1.74%	0.75%	to	1.40%	3.05%	to	2.37%
2019 (5)	32	$10.16	to	$10.12	$323	—%	0.75%	to	1.40%	1.40%	to	1.00%

Global Emerging Markets Account - Class 1:
2022 (14)	1,115	$4.00	to	$28.46	$28,639	1.57%	0.40%	to	2.00%	(22.98)%	to	(24.19)%
2021	1,178	$5.19	to	$37.54	$39,901	0.43%	0.45%	to	2.00%	0.16%	to	(1.42)%
2020	1,246	$5.19	to	$38.08	$43,556	2.45%	0.36%	to	2.00%	18.73%	to	16.85%
2019	1,427	$4.37	to	$32.59	$43,068	0.95%	0.41%	to	2.00%	17.11%	to	15.28%
2018	1,414	$3.73	to	$28.27	$40,999	1.18%	0.48%	to	2.00%	(21.36)%	to	(22.59)%

Goldman Sachs VIT Mid Cap Value Fund - Institutional Shares:
2022	262	$37.75	to	$33.49	$9,777	0.66%	1.30%	to	2.00%	(11.16)%	to	(11.78)%
2021	304	$42.49	to	$37.96	$12,777	0.45%	1.30%	to	2.00%	29.27%	to	28.37%
2020	366	$32.87	to	$29.57	$11,872	0.65%	1.30%	to	2.00%	7.00%	to	6.25%
2019	390	$30.72	to	$27.83	$11,835	0.76%	1.30%	to	2.00%	29.84%	to	28.90%
2018	456	$23.66	to	$21.59	$10,678	1.29%	1.30%	to	2.00%	(11.62)%	to	(12.24)%

Goldman Sachs VIT Mid Cap Value Fund - Service Shares:
2022	189	$14.56	to	$15.45	$2,802	0.46%	0.75%	to	1.40%	(10.89)%	to	(11.46)%
2021	159	$16.34	to	$17.45	$2,649	0.23%	0.75%	to	1.40%	29.58%	to	28.69%
2020	139	$12.61	to	$13.56	$1,798	0.46%	0.75%	to	1.40%	7.41%	to	6.69%
2019	119	$11.74	to	$12.71	$1,445	0.74%	0.75%	to	1.40%	30.16%	to	29.43%
2018	69	$9.02	to	$9.82	$658	0.65%	0.75%	to	1.40%	(9.71)%	to	(12.01)%

Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Service Shares:
2022	61	$10.41	to	$9.46	$635	3.53%	0.75%	to	1.40%	(7.30)%	to	(7.89)%
2021	54	$11.23	to	$10.27	$604	1.88%	0.75%	to	1.40%	4.08%	to	3.42%
2020	15	$10.79	to	$9.93	$166	1.78%	0.75%	to	1.40%	5.89%	to	5.19%
2019	7	$10.19	to	$9.44	$68	3.05%	0.75%	to	1.40%	8.06%	to	7.39%
2018	5	$9.43	to	$8.79	$46	5.14%	0.75%	to	1.40%	(5.61)%	to	(8.25)%

Goldman Sachs VIT Small Cap Equity Insights Fund - Institutional Shares :
2022	150	$27.54	to	$24.44	$4,091	0.30%	1.30%	to	2.00%	(20.43)%	to	(20.96)%
2021	177	$34.61	to	$30.92	$6,058	0.46%	1.30%	to	2.00%	22.17%	to	21.30%
2020	205	$28.33	to	$25.49	$5,730	0.23%	1.30%	to	2.00%	7.19%	to	6.43%
2019	226	$26.43	to	$23.95	$5,916	0.46%	1.30%	to	2.00%	23.22%	to	22.38%
2018	270	$21.45	to	$19.57	$5,728	0.47%	1.30%	to	2.00%	(9.80)%	to	(10.43)%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2022

	December 31,					For the year ended December 31, except as noted
		Unit fair value								Total return (3)
		corresponding					Expense			corresponding
		to lowest			Net	Investment	ratio (2)			to lowest
	Units	to highest			assets	income	lowest to			to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest			expense ratio

Goldman Sachs VIT Small Cap Equity Insights Fund - Service Shares:
2022	79	$11.49	to	$15.45	$950	0.09%	0.75%	to	1.40%	(20.26)%	to	(20.77)%
2021	81	$14.41	to	$19.50	$1,225	0.29%	0.75%	to	1.40%	22.53%	to	21.80%
2020	53	$11.76	to	$16.01	$673	—%	0.75%	to	1.40%	7.59%	to	6.88%
2019	52	$10.93	to	$14.98	$627	0.27%	0.75%	to	1.40%	23.64%	to	22.79%
2018	33	$8.84	to	$12.20	$337	0.28%	0.75%	to	1.40%	(11.95)%	to	(10.10)%

Government & High Quality Bond Account - Class 1:
2022	5,669	$2.71	to	$9.98	$54,321	1.37%	0.39%	to	2.00%	(12.17)%	to	(13.59)%
2021	6,567	$3.08	to	$11.55	$73,054	2.25%	0.45%	to	2.00%	(1.74)%	to	(3.27)%
2020	7,184	$3.14	to	$11.94	$81,574	2.57%	0.41%	to	2.00%	2.44%	to	0.84%
2019	7,169	$3.06	to	$11.84	$81,190	2.72%	0.40%	to	2.00%	6.01%	to	4.32%
2018	7,616	$2.89	to	$11.35	$83,790	3.77%	0.39%	to	2.00%	0.49%	to	(1.05)%

Guggenheim VFT Floating Rate Strategies - Series F:
2022	485	$10.35	to	$10.25	$5,108	2.49%	0.75%	to	2.00%	(1.62)%	to	(2.84)%
2021	325	$10.52	to	$10.55	$3,509	2.45%	0.75%	to	2.00%	1.74%	to	0.48%
2020	268	$10.34	to	$10.50	$2,876	5.91%	0.75%	to	2.00%	(0.67)%	to	(1.96)%
2019	295	$10.41	to	$10.71	$3,213	4.81%	0.75%	to	2.00%	6.77%	to	5.52%
2018	333	$9.75	to	$10.15	$3,431	2.63%	0.75%	to	2.00%	(2.50)%	to	(2.78)%

Guggenheim VIF Global Managed Futures Strategy Fund:
2022	162	$10.99	to	$8.78	$1,547	3.65%	0.75%	to	2.00%	10.45%	to	9.07%
2021	19	$9.95	to	$8.05	$181	—%	0.75%	to	2.00%	0.20%	to	(1.11)%
2020	20	$9.93	to	$8.14	$187	3.99%	0.75%	to	2.00%	1.74%	to	0.62%
2019	19	$9.76	to	$8.09	$178	0.98%	0.75%	to	2.00%	7.37%	to	6.03%
2018	21	$9.09	to	$7.63	$182	—%	0.75%	to	2.00%	(8.83)%	to	(10.86)%

Guggenheim VIF Long Short Equity Fund:
2022	26	$10.47	to	$10.11	$277	0.46%	0.75%	to	2.00%	(15.02)%	to	(16.03)%
2021	24	$12.32	to	$12.04	$305	0.64%	0.75%	to	2.00%	22.83%	to	21.25%
2020	20	$10.03	to	$9.93	$207	0.92%	0.75%	to	2.00%	4.15%	to	2.90%
2019	15	$9.63	to	$9.65	$144	0.61%	0.75%	to	2.00%	4.79%	to	3.43%
2018	21	$9.19	to	$9.33	$203	—%	0.75%	to	2.00%	(7.64)%	to	(14.64)%

Guggenheim VIF Multi-Hedge Strategies Fund:
2022	78	$11.14	to	$9.98	$834	1.22%	0.75%	to	2.00%	(4.13)%	to	(5.31)%
2021	63	$11.62	to	$10.54	$711	—%	0.75%	to	2.00%	7.29%	to	5.93%
2020	57	$10.83	to	$9.95	$594	1.36%	0.75%	to	2.00%	6.59%	to	5.29%
2019	57	$10.16	to	$9.45	$559	2.35%	0.75%	to	2.00%	4.21%	to	2.94%
2018	57	$9.75	to	$9.18	$539	—%	0.75%	to	2.00%	(2.11)%	to	(6.99)%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2022

	December 31,					For the year ended December 31, except as noted
		Unit fair value								Total return (3)
		corresponding					Expense			corresponding
		to lowest			Net	Investment	ratio (2)			to lowest
	Units	to highest			assets	income	lowest to			to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest			expense ratio

Invesco V.I. American Franchise Fund - Series I Shares:
2022	131	$25.55	to	$23.97	$3,358	—%	1.30%	to	1.90%	(32.01)%	to	(32.40)%
2021	139	$37.58	to	$35.46	$5,221	—%	1.30%	to	1.90%	10.50%	to	9.82%
2020	162	$34.01	to	$32.29	$5,526	0.07%	1.30%	to	1.90%	40.48%	to	39.66%
2019	178	$24.21	to	$23.12	$4,306	—%	1.30%	to	1.90%	35.03%	to	34.18%
2018	213	$17.93	to	$17.23	$3,826	—%	1.30%	to	1.90%	(4.88)%	to	(5.43)%

Invesco V.I. American Value Fund - Series I Shares:
2022	308	$10.03	to	$9.93	$3,084	0.74%	1.40%	to	2.00%	(4.02)%	to	(4.52)%
2021 (8)	374	$10.45	to	$10.40	$3,909	0.58%	1.40%	to	2.00%	4.50%	to	4.00%

Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares:
2022	93	$10.66	to	$11.61	$1,010	7.97%	0.75%	to	1.40%	(15.13)%	to	(15.69)%
2021	72	$12.56	to	$13.77	$928	3.36%	0.75%	to	1.40%	8.46%	to	7.75%
2020	51	$11.58	to	$12.78	$612	8.73%	0.75%	to	1.40%	9.14%	to	8.40%
2019	43	$10.61	to	$11.79	$489	—%	0.75%	to	1.40%	13.96%	to	13.26%
2018	30	$9.31	to	$10.41	$310	1.33%	0.75%	to	1.40%	(6.71)%	to	(7.96)%

Invesco V.I. Core Equity Fund - Series I Shares:
2022	482	$22.46	to	$19.67	$10,837	0.90%	1.30%	to	1.90%	(21.58)%	to	(22.04)%
2021	539	$28.64	to	$25.23	$15,437	0.66%	1.30%	to	1.90%	26.11%	to	25.34%
2020	600	$22.71	to	$20.13	$13,636	1.35%	1.30%	to	1.90%	12.37%	to	11.71%
2019	670	$20.21	to	$18.02	$13,547	0.92%	1.30%	to	1.90%	27.27%	to	26.54%
2018	788	$15.88	to	$14.24	$12,518	0.88%	1.30%	to	1.90%	(10.59)%	to	(11.11)%

Invesco V.I. Discovery Mid Cap Growth Fund - Series I Shares:
2022	62	$11.91	to	$11.72	$739	—%	1.30%	to	1.90%	(31.86)%	to	(32.25)%
2021	64	$17.48	to	$17.30	$1,126	—%	1.30%	to	1.90%	17.55%	to	16.81%
2020 (6)	78	$14.87	to	$14.81	$1,158	—%	1.30%	to	1.90%	47.08%	to	46.49%

Invesco V.I. EQV International Equity Fund - Series I Shares:
2022 (15)	367	$12.79	to	$11.72	$4,696	1.73%	1.40%	to	2.00%	(19.46)%	to	(19.89)%
2021	387	$15.88	to	$14.63	$6,123	1.27%	1.40%	to	2.00%	4.40%	to	3.76%
2020	440	$15.21	to	$14.10	$6,663	2.34%	1.40%	to	2.00%	12.42%	to	11.73%
2019	516	$13.53	to	$12.62	$6,939	1.51%	1.40%	to	2.00%	26.80%	to	26.07%
2018	621	$10.67	to	$10.01	$6,592	2.05%	1.40%	to	2.00%	(16.18)%	to	(16.65)%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2022

	December 31,					For the year ended December 31, except as noted
		Unit fair value								Total return (3)
		corresponding					Expense			corresponding
		to lowest			Net	Investment	ratio (2)			to lowest
	Units	to highest			assets	income	lowest to			to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest			expense ratio

Invesco V.I. EQV International Equity Fund - Series II Shares:
2022 (16)	263	$10.47	to	$10.85	$2,790	1.52%	0.75%	to	1.40%	(19.15)%	to	(19.63)%
2021	228	$12.95	to	$13.50	$3,001	1.09%	0.75%	to	1.40%	4.86%	to	4.17%
2020	191	$12.35	to	$12.96	$2,422	2.28%	0.75%	to	1.40%	12.89%	to	12.11%
2019	149	$10.94	to	$11.56	$1,692	1.37%	0.75%	to	1.40%	27.21%	to	26.48%
2018	94	$8.60	to	$9.14	$861	1.97%	0.75%	to	1.40%	(13.48)%	to	(16.38)%

Invesco V.I. Health Care Fund - Series I Shares:
2022	206	$31.97	to	$14.88	$5,707	—%	1.30%	to	2.00%	(14.45)%	to	(15.02)%
2021	225	$37.37	to	$17.51	$7,332	0.20%	1.30%	to	2.00%	10.86%	to	10.06%
2020	240	$33.71	to	$15.91	$7,106	0.31%	1.30%	to	2.00%	12.97%	to	12.20%
2019	264	$29.84	to	$14.18	$7,018	0.04%	1.30%	to	2.00%	30.82%	to	29.85%
2018	312	$22.81	to	$10.92	$6,469	—%	1.30%	to	2.00%	(0.39)%	to	(1.09)%

Invesco V.I. Health Care Fund - Series II Shares:
2022	457	$14.47	to	$14.27	$6,626	—%	0.75%	to	1.40%	(14.18)%	to	(14.76)%
2021	492	$16.86	to	$16.74	$8,308	—%	0.75%	to	1.40%	11.21%	to	10.50%
2020	333	$15.16	to	$15.15	$5,066	0.11%	0.75%	to	1.40%	13.39%	to	12.64%
2019	213	$13.37	to	$13.45	$2,877	—%	0.75%	to	1.40%	31.21%	to	30.33%
2018	127	$10.19	to	$10.32	$1,313	—%	0.75%	to	1.40%	1.49%	to	(0.77)%

Invesco V.I. Main Street Small Cap Fund - Series II Shares:
2022	18	$19.98	to	$18.86	$354	0.25%	1.30%	to	1.90%	(17.13)%	to	(17.64)%
2021	20	$24.11	to	$22.90	$487	0.18%	1.30%	to	1.90%	20.67%	to	19.96%
2020	23	$19.98	to	$19.09	$462	0.37%	1.30%	to	1.90%	18.09%	to	17.40%
2019	26	$16.92	to	$16.26	$448	—%	1.30%	to	1.90%	24.50%	to	23.74%
2018	30	$13.59	to	$13.14	$402	0.06%	1.30%	to	1.90%	(11.70)%	to	(12.22)%

Invesco V.I. Small Cap Equity Fund - Series I Shares:
2022	144	$32.81	to	$29.11	$4,693	—%	1.30%	to	2.00%	(21.53)%	to	(22.08)%
2021	163	$41.81	to	$37.36	$6,720	0.16%	1.30%	to	2.00%	18.85%	to	18.04%
2020	188	$35.18	to	$31.65	$6,541	0.35%	1.30%	to	2.00%	25.60%	to	24.70%
2019	237	$28.01	to	$25.38	$6,548	—%	1.30%	to	2.00%	24.93%	to	24.11%
2018	253	$22.42	to	$20.45	$5,591	—%	1.30%	to	2.00%	(16.16)%	to	(16.77)%

Invesco V.I. Technology Fund - Series I Shares:
2022	126	$16.09	to	$14.13	$2,027	—%	1.30%	to	1.90%	(40.71)%	to	(41.08)%
2021	135	$27.14	to	$23.98	$3,677	—%	1.30%	to	1.90%	12.94%	to	12.27%
2020	159	$24.03	to	$21.36	$3,827	—%	1.30%	to	1.90%	44.24%	to	43.36%
2019	182	$16.66	to	$14.90	$3,038	—%	1.30%	to	1.90%	34.14%	to	33.27%
2018	245	$12.42	to	$11.18	$3,047	—%	1.30%	to	1.90%	(1.82)%	to	(2.27)%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2022

	December 31,					For the year ended December 31, except as noted
		Unit fair value								Total return (3)
		corresponding					Expense			corresponding
		to lowest			Net	Investment	ratio (2)			to lowest
	Units	to highest			assets	income	lowest to			to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest			expense ratio

Janus Henderson Balanced Portfolio - Service Shares:
2022	555	$9.07	to	$8.97	$5,025	1.22%	0.75%	to	1.40%	(17.17)%	to	(17.78)%
2021 (9)	418	$10.95	to	$10.91	$4,581	0.75%	0.75%	to	1.40%	9.61%	to	9.21%

Janus Henderson Enterprise Portfolio - Service Shares:
2022	261	$30.82	to	$26.99	$8,039	0.27%	1.30%	to	1.90%	(17.24)%	to	(17.74)%
2021	278	$37.24	to	$32.81	$10,355	0.24%	1.30%	to	1.90%	15.04%	to	14.36%
2020	314	$32.37	to	$28.69	$10,153	0.04%	1.30%	to	1.90%	17.62%	to	16.96%
2019	366	$27.52	to	$24.53	$10,067	0.05%	1.30%	to	1.90%	33.40%	to	32.59%
2018	417	$20.63	to	$18.50	$8,592	0.13%	1.30%	to	1.90%	(1.95)%	to	(2.53)%

Janus Henderson Flexible Bond Portfolio - Service Shares:
2022	833	$10.00	to	$9.15	$8,223	2.19%	0.75%	to	2.00%	(14.60)%	to	(15.59)%
2021	803	$11.71	to	$10.84	$9,275	2.33%	0.75%	to	2.00%	(1.84)%	to	(3.04)%
2020	624	$11.93	to	$11.18	$7,338	2.47%	0.75%	to	2.00%	9.45%	to	8.02%
2019	290	$10.90	to	$10.35	$3,116	3.03%	0.75%	to	2.00%	8.46%	to	7.14%
2018	188	$10.05	to	$9.66	$1,858	2.64%	0.75%	to	2.00%	0.70%	to	(3.30)%

Janus Henderson Global Sustainable Equity Portfolio - Service Shares:
2022 (10)	5	$9.31	to	$9.24	$46	1.58%	0.75%	to	2.00%	(7.27)%	to	(7.97)%

Janus Henderson Global Technology and Innovation Portfolio - Service Shares:
2022	352	$12.72	to	$12.43	$4,473	—%	0.75%	to	1.40%	(37.59)%	to	(38.00)%
2021	397	$20.38	to	$20.05	$8,082	0.62%	0.75%	to	1.40%	16.86%	to	16.10%
2020	189	$17.44	to	$17.27	$3,300	—%	0.75%	to	1.40%	49.57%	to	48.62%
2019 (5)	30	$11.66	to	$11.62	$348	—%	0.75%	to	1.40%	16.60%	to	16.20%

LargeCap Growth Account I - Class 1:
2022	2,646	$4.46	to	$95.59	$126,043	—%	0.41%	to	2.00%	(34.43)%	to	(35.46)%
2021	2,861	$6.80	to	$148.11	$210,317	—%	0.50%	to	2.00%	21.38%	to	19.48%
2020	3,166	$5.60	to	$123.96	$197,310	0.03%	0.56%	to	2.00%	35.63%	to	33.49%
2019	3,666	$4.13	to	$92.86	$168,970	0.06%	0.47%	to	2.00%	34.35%	to	32.24%
2018	1,582	$3.07	to	$70.22	$102,803	0.04%	0.61%	to	2.00%	3.16%	to	1.55%

LargeCap S&P 500 Index Account - Class 1:
2022	3,260	$4.09	to	$26.71	$83,768	1.28%	0.40%	to	2.00%	(18.67)%	to	(19.96)%
2021	3,460	$5.03	to	$33.37	$115,616	1.37%	0.38%	to	2.00%	27.80%	to	25.78%
2020	4,148	$3.93	to	$26.53	$104,574	1.80%	0.44%	to	2.00%	17.58%	to	15.75%
2019	4,496	$3.34	to	$22.92	$99,605	1.84%	0.51%	to	2.00%	30.55%	to	28.48%
2018	5,075	$2.56	to	$17.84	$88,547	1.69%	0.47%	to	2.00%	(4.98)%	to	(6.45)%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2022

	December 31,					For the year ended December 31, except as noted
		Unit fair value								Total return (3)
		corresponding					Expense			corresponding
		to lowest			Net	Investment	ratio (2)			to lowest
	Units	to highest			assets	income	lowest to			to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest			expense ratio

LargeCap S&P 500 Index Account - Class 2:
2022	2,783	$14.84	to	$18.02	$42,043	1.15%	0.75%	to	1.40%	(19.13)%	to	(19.66)%
2021	2,485	$18.35	to	$22.43	$46,636	1.34%	0.75%	to	1.40%	27.08%	to	26.22%
2020	1,865	$14.44	to	$17.77	$27,800	1.78%	0.75%	to	1.40%	16.92%	to	16.14%
2019	1,221	$12.35	to	$15.30	$15,836	2.08%	0.75%	to	1.40%	29.73%	to	29.01%
2018	678	$9.52	to	$11.86	$7,080	1.80%	0.75%	to	1.40%	(4.99)%	to	(6.25)%

MFS® International Intrinsic Value Portfolio - Service Class:
2022	589	$11.20	to	$12.40	$7,133	0.52%	0.75%	to	2.00%	(24.27)%	to	(25.26)%
2021	661	$14.79	to	$16.59	$10,791	0.14%	0.75%	to	2.00%	9.39%	to	8.08%
2020	612	$13.52	to	$15.35	$9,347	0.78%	0.75%	to	2.00%	19.33%	to	17.90%
2019	569	$11.33	to	$13.02	$7,485	1.49%	0.75%	to	2.00%	24.78%	to	23.06%
2018	531	$9.08	to	$10.58	$5,717	0.95%	0.75%	to	2.00%	(8.93)%	to	(11.46)%

MFS® New Discovery Series - Service Class:
2022	369	$13.15	to	$17.61	$5,306	—%	0.75%	to	2.00%	(30.50)%	to	(31.37)%
2021	378	$18.92	to	$25.66	$7,907	—%	0.75%	to	2.00%	0.80%	to	(0.47)%
2020	357	$18.77	to	$25.78	$7,508	—%	0.75%	to	2.00%	44.50%	to	42.75%
2019	301	$12.99	to	$18.06	$4,807	—%	0.75%	to	2.00%	40.13%	to	38.39%
2018	197	$9.27	to	$13.05	$2,463	—%	0.75%	to	2.00%	(7.67)%	to	(3.62)%

MFS® Utilities Series - Service Class:
2022	829	$14.62	to	$30.71	$17,010	2.26%	0.75%	to	2.00%	(0.27)%	to	(1.51)%
2021	747	$14.66	to	$31.18	$16,806	1.55%	0.75%	to	2.00%	12.94%	to	11.56%
2020	686	$12.98	to	$27.95	$14,652	2.23%	0.75%	to	2.00%	4.85%	to	3.52%
2019	709	$12.38	to	$27.00	$15,284	3.83%	0.75%	to	2.00%	23.92%	to	22.34%
2018	633	$9.99	to	$22.07	$12,388	0.83%	0.75%	to	2.00%	(0.10)%	to	(1.21)%

MFS® Value Series - Service Class:
2022	111	$36.33	to	$33.48	$4,011	1.15%	1.40%	to	2.00%	(7.44)%	to	(8.00)%
2021	113	$39.25	to	$36.39	$4,416	1.11%	1.40%	to	2.00%	23.39%	to	22.69%
2020	135	$31.81	to	$29.66	$4,297	1.34%	1.40%	to	2.00%	1.79%	to	1.16%
2019	170	$31.25	to	$29.32	$5,292	1.89%	1.40%	to	2.00%	27.71%	to	26.93%
2018	192	$24.47	to	$23.10	$4,681	1.28%	1.40%	to	2.00%	(11.60)%	to	(12.13)%

MidCap Account - Class 1:
2022	1,991	$19.72	to	$137.48	$254,820	0.19%	0.39%	to	2.00%	(23.30)%	to	(24.50)%
2021	2,177	$25.70	to	$182.09	$369,568	0.13%	0.44%	to	2.00%	25.00%	to	23.04%
2020	2,483	$20.56	to	$147.99	$340,438	0.72%	0.43%	to	2.00%	17.84%	to	15.98%
2019	2,908	$17.45	to	$127.60	$338,480	0.27%	0.42%	to	2.00%	42.50%	to	40.27%
2018	3,361	$12.25	to	$90.97	$283,507	0.28%	0.45%	to	2.00%	(6.94)%	to	(8.41)%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2022

	December 31,					For the year ended December 31, except as noted
		Unit fair value								Total return (3)
		corresponding					Expense			corresponding
		to lowest			Net	Investment	ratio (2)			to lowest
	Units	to highest			assets	income	lowest to			to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest			expense ratio

MidCap Account - Class 2:
2022	1,296	$11.08	to	$10.89	$14,344	—%	0.75%	to	1.40%	(23.74)%	to	(24.27)%
2021	916	$14.53	to	$14.38	$13,299	—%	0.75%	to	1.40%	24.29%	to	23.43%
2020 (7)	305	$11.69	to	$11.65	$3,567	0.67%	0.75%	to	1.40%	15.63%	to	15.23%

Neuberger Berman AMT Mid Cap Growth Portfolio - Class S:
2022	199	$13.17	to	$15.00	$2,914	—%	0.75%	to	2.00%	(29.35)%	to	(30.23)%
2021	223	$18.64	to	$21.50	$4,639	—%	0.75%	to	2.00%	11.88%	to	10.48%
2020	233	$16.66	to	$19.46	$4,382	—%	0.75%	to	2.00%	38.60%	to	36.95%
2019	252	$12.02	to	$14.21	$3,506	—%	0.75%	to	2.00%	31.51%	to	29.89%
2018	223	$9.14	to	$10.94	$2,453	—%	0.75%	to	2.00%	(9.05)%	to	(8.45)%

Neuberger Berman AMT Sustainable Equity Portfolio - Class I:
2022	135	$34.96	to	$31.31	$4,699	0.43%	1.40%	to	2.00%	(19.58)%	to	(20.07)%
2021	161	$43.47	to	$39.17	$6,993	0.37%	1.40%	to	2.00%	21.76%	to	21.04%
2020	186	$35.70	to	$32.36	$6,614	0.59%	1.40%	to	2.00%	17.90%	to	17.20%
2019	220	$30.28	to	$27.61	$6,634	0.45%	1.40%	to	2.00%	24.10%	to	23.37%
2018	132	$24.40	to	$22.38	$3,205	0.46%	1.40%	to	2.00%	(7.01)%	to	(7.60)%

Neuberger Berman AMT Sustainable Equity Portfolio - Class S:
2022	15	$12.92	to	$12.54	$194	0.14%	0.75%	to	1.40%	(19.25)%	to	(19.77)%
2021	6	$16.00	to	$15.63	$99	0.20%	0.75%	to	1.40%	22.23%	to	21.45%
2020	4	$13.09	to	$12.87	$50	0.40%	0.75%	to	1.40%	18.46%	to	17.64%
2019	1	$11.05	to	$10.94	$16	0.77%	0.75%	to	1.40%	24.58%	to	23.76%
2018 (4)	—	$8.87	to	$8.84	$2	0.97%	0.75%	to	1.40%	(11.48)%	to	(11.78)%

PIMCO All Asset Portfolio - Administrative Class:
2022	93	$17.58	to	$16.19	$1,634	7.76%	1.40%	to	2.00%	(13.06)%	to	(13.61)%
2021	115	$20.22	to	$18.74	$2,317	11.14%	1.40%	to	2.00%	14.63%	to	13.92%
2020	121	$17.64	to	$16.45	$2,126	4.99%	1.40%	to	2.00%	6.52%	to	5.86%
2019	147	$16.56	to	$15.54	$2,419	2.89%	1.40%	to	2.00%	10.33%	to	9.67%
2018	184	$15.01	to	$14.17	$2,747	3.13%	1.40%	to	2.00%	(6.71)%	to	(7.26)%

PIMCO All Asset Portfolio - Advisor Class:
2022	28	$11.24	to	$11.84	$319	7.83%	0.75%	to	1.40%	(12.53)%	to	(13.13)%
2021	20	$12.85	to	$13.63	$265	10.82%	0.75%	to	1.40%	15.25%	to	14.44%
2020	14	$11.15	to	$11.91	$163	4.86%	0.75%	to	1.40%	7.11%	to	6.43%
2019	10	$10.41	to	$11.19	$112	2.83%	0.75%	to	1.40%	10.86%	to	10.14%
2018	10	$9.39	to	$10.16	$100	3.11%	0.75%	to	1.40%	(5.72)%	to	(6.70)%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2022

	December 31,					For the year ended December 31, except as noted
		Unit fair value								Total return (3)
		corresponding					Expense			corresponding
		to lowest			Net	Investment	ratio (2)			to lowest
	Units	to highest			assets	income	lowest to			to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest			expense ratio

PIMCO Commodity Real Return Strategy Portfolio - Class M:
2022	68	$13.12	to	$10.59	$851	19.65%	0.75%	to	1.40%	7.54%	to	6.97%
2021	38	$12.20	to	$9.90	$423	5.25%	0.75%	to	1.40%	31.75%	to	30.95%
2020	8	$9.26	to	$7.56	$72	5.20%	0.75%	to	1.40%	0.33%	to	(0.40)%
2019	6	$9.23	to	$7.59	$51	4.14%	0.75%	to	1.40%	10.14%	to	9.52%
2018	5	$8.38	to	$6.93	$44	1.32%	0.75%	to	1.40%	(15.86)%	to	(15.59)%

PIMCO Emerging Markets Bond Portfolio - Administrative Class:
2022	91	$8.21	to	$8.13	$749	4.82%	0.75%	to	1.40%	(16.40)%	to	(16.87)%
2021 (9)	30	$9.82	to	$9.78	$293	3.86%	0.75%	to	1.40%	(1.80)%	to	(2.20)%

PIMCO High Yield Portfolio - Administrative Class:
2022	1,523	$10.70	to	$14.85	$19,820	5.07%	0.75%	to	2.00%	(10.98)%	to	(12.03)%
2021	1,558	$12.02	to	$16.88	$23,370	4.43%	0.75%	to	2.00%	2.91%	to	1.56%
2020	1,322	$11.68	to	$16.62	$20,567	4.84%	0.75%	to	2.00%	4.94%	to	3.68%
2019	1,297	$11.13	to	$16.03	$19,995	4.92%	0.75%	to	2.00%	13.92%	to	12.41%
2018	1,264	$9.77	to	$14.26	$17,923	5.11%	0.75%	to	2.00%	(2.20)%	to	(4.55)%

PIMCO Low Duration Portfolio - Advisor Class:
2022	560	$9.70	to	$8.76	$5,406	1.61%	0.75%	to	2.00%	(6.55)%	to	(7.69)%
2021	475	$10.38	to	$9.49	$4,901	0.43%	0.75%	to	2.00%	(1.70)%	to	(2.97)%
2020	323	$10.56	to	$9.78	$3,382	0.93%	0.75%	to	2.00%	2.03%	to	0.82%
2019	149	$10.35	to	$9.70	$1,526	2.58%	0.75%	to	2.00%	3.19%	to	1.89%
2018	105	$10.03	to	$9.52	$1,029	1.79%	0.75%	to	2.00%	0.40%	to	(1.75)%

PIMCO Total Return Portfolio - Administrative Class:
2022	2,364	$9.77	to	$11.08	$25,160	2.63%	0.75%	to	2.00%	(14.97)%	to	(16.06)%
2021	2,381	$11.49	to	$13.20	$30,375	1.82%	0.75%	to	2.00%	(1.96)%	to	(3.15)%
2020	2,161	$11.72	to	$13.63	$28,912	2.09%	0.75%	to	2.00%	7.82%	to	6.48%
2019	1,771	$10.87	to	$12.80	$22,921	2.99%	0.75%	to	2.00%	7.62%	to	6.22%
2018	1,741	$10.10	to	$12.05	$21,623	2.54%	0.75%	to	2.00%	1.30%	to	(2.51)%

Principal Capital Appreciation Account - Class 1:
2022	2,869	$33.38	to	$28.58	$72,828	0.80%	0.95%	to	2.00%	(17.21)%	to	(18.06)%
2021	3,265	$40.32	to	$34.88	$101,112	0.83%	0.95%	to	2.00%	26.63%	to	25.29%
2020	3,898	$31.84	to	$27.84	$96,553	1.29%	0.95%	to	2.00%	17.58%	to	16.34%
2019	4,601	$27.08	to	$23.93	$97,427	1.56%	0.95%	to	2.00%	31.27%	to	29.91%
2018	5,616	$20.63	to	$18.42	$91,429	1.13%	0.95%	to	2.00%	(4.36)%	to	(5.34)%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2022

	December 31,					For the year ended December 31, except as noted
		Unit fair value								Total return (3)
		corresponding					Expense			corresponding
		to lowest			Net	Investment	ratio (2)			to lowest
	Units	to highest			assets	income	lowest to			to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest			expense ratio

Principal Capital Appreciation Account - Class 2:
2022	719	$15.60	to	$19.75	$11,416	0.64%	0.75%	to	1.40%	(17.24)%	to	(17.74)%
2021	664	$18.85	to	$24.01	$12,808	0.77%	0.75%	to	1.40%	26.60%	to	25.71%
2020	532	$14.89	to	$19.10	$8,159	1.10%	0.75%	to	1.40%	17.52%	to	16.75%
2019	397	$12.67	to	$16.36	$5,278	1.55%	0.75%	to	1.40%	31.16%	to	30.25%
2018	201	$9.66	to	$12.56	$2,144	1.04%	0.75%	to	1.40%	(3.69)%	to	(4.92)%

Principal LifeTime 2010 Account - Class 1:
2022	575	$16.33	to	$15.96	$10,222	2.78%	0.95%	to	2.00%	(14.05)%	to	(14.93)%
2021	690	$19.00	to	$18.76	$14,299	1.65%	0.95%	to	2.00%	4.97%	to	3.82%
2020	813	$18.10	to	$18.07	$16,135	2.50%	0.95%	to	2.00%	10.30%	to	9.18%
2019	935	$16.41	to	$16.55	$16,850	2.80%	0.95%	to	2.00%	13.02%	to	11.82%
2018	1,096	$14.52	to	$14.80	$17,559	2.90%	0.95%	to	2.00%	(4.79)%	to	(5.79)%

Principal LifeTime 2020 Account - Class 1:
2022	2,612	$11.06	to	$19.10	$54,254	3.21%	0.75%	to	2.00%	(15.05)%	to	(16.08)%
2021	3,069	$13.02	to	$22.76	$75,498	1.62%	0.75%	to	2.00%	8.41%	to	7.01%
2020	3,480	$12.01	to	$21.27	$79,678	2.63%	0.75%	to	2.00%	12.03%	to	10.67%
2019	4,012	$10.72	to	$19.22	$82,586	2.41%	0.75%	to	2.00%	6.56%	to	15.78%
2018	4,619	$15.81	to	$16.60	$83,004	2.65%	0.95%	to	2.00%	(6.28)%	to	(7.31)%

Principal LifeTime 2030 Account - Class 1:
2022	1,875	$11.50	to	$20.49	$40,826	2.79%	0.75%	to	2.00%	(17.44)%	to	(18.50)%
2021	2,228	$13.93	to	$25.14	$59,023	1.33%	0.75%	to	2.00%	11.98%	to	10.55%
2020	2,504	$12.44	to	$22.74	$59,916	2.08%	0.75%	to	2.00%	14.02%	to	12.63%
2019	2,724	$10.91	to	$20.19	$57,570	2.05%	0.75%	to	2.00%	8.13%	to	19.61%
2018	2,985	$16.08	to	$16.88	$54,595	2.32%	0.95%	to	2.00%	(7.90)%	to	(8.95)%

Principal LifeTime 2040 Account - Class 1:
2022	480	$11.84	to	$22.40	$11,034	3.13%	0.75%	to	2.00%	(18.68)%	to	(19.71)%
2021	571	$14.56	to	$27.90	$16,396	1.26%	0.75%	to	2.00%	14.38%	to	13.00%
2020	650	$12.73	to	$24.69	$16,446	1.97%	0.75%	to	2.00%	15.31%	to	13.83%
2019	705	$11.04	to	$21.69	$15,574	1.87%	0.75%	to	2.00%	9.42%	to	22.27%
2018	676	$16.60	to	$17.74	$12,970	2.06%	0.95%	to	2.00%	(8.69)%	to	(9.67)%

Principal LifeTime 2050 Account - Class 1:
2022	344	$12.05	to	$23.20	$7,892	3.49%	0.75%	to	2.00%	(19.40)%	to	(20.41)%
2021	413	$14.95	to	$29.15	$11,674	1.10%	0.75%	to	2.00%	16.16%	to	14.72%
2020	474	$12.87	to	$25.41	$11,670	1.77%	0.75%	to	2.00%	15.84%	to	14.36%
2019	549	$11.11	to	$22.22	$11,861	1.99%	0.75%	to	2.00%	10.00%	to	23.86%
2018	500	$16.71	to	$17.94	$9,720	2.07%	0.95%	to	2.00%	(9.48)%	to	(10.43)%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2022

	December 31,					For the year ended December 31, except as noted
		Unit fair value								Total return (3)
		corresponding					Expense			corresponding
		to lowest			Net	Investment	ratio (2)			to lowest
	Units	to highest			assets	income	lowest to			to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest			expense ratio

Principal LifeTime Strategic Income Account - Class 1:
2022	399	$14.57	to	$13.85	$6,181	3.21%	0.95%	to	2.00%	(13.89)%	to	(14.82)%
2021	508	$16.92	to	$16.26	$9,167	1.84%	0.95%	to	2.00%	3.55%	to	2.46%
2020	573	$16.34	to	$15.87	$10,029	2.24%	0.95%	to	2.00%	9.22%	to	8.11%
2019	662	$14.96	to	$14.68	$10,633	2.38%	0.95%	to	2.00%	11.39%	to	10.21%
2018	788	$13.43	to	$13.32	$11,401	2.59%	0.95%	to	2.00%	(3.93)%	to	(4.93)%

U.S. LargeCap Buffer January Account - Class 2:
2022 (13)	2,560	$10.00	to	$10.00	$25,599	—%	0.75%	to	2.00%	—%	to	—%

U.S. LargeCap Buffer July Account - Class 2:
2022 (11)	2,485	$10.15	to	$10.09	$25,218	0.65%	0.75%	to	2.00%	1.50%	to	0.90%

U.S. LargeCap Buffer October Account - Class 2:
2022 (12)	1,610	$10.51	to	$10.48	$16,910	0.58%	0.75%	to	2.00%	5.10%	to	4.80%

Real Estate Securities Account - Class 1:
2022	662	$7.20	to	$62.26	$44,771	1.22%	0.45%	to	2.00%	(25.72)%	to	(26.89)%
2021	746	$9.69	to	$85.16	$68,805	1.42%	0.36%	to	2.00%	39.85%	to	37.67%
2020	825	$6.93	to	$61.86	$56,340	1.97%	0.52%	to	2.00%	(3.83)%	to	(5.34)%
2019	978	$7.21	to	$65.35	$67,480	1.78%	0.45%	to	2.00%	30.71%	to	28.67%
2018	1,138	$5.51	to	$50.79	$61,500	1.80%	0.39%	to	2.00%	(4.62)%	to	(6.12)%

Real Estate Securities Account - Class 2:
2022	707	$12.71	to	$15.28	$9,161	1.06%	0.75%	to	1.40%	(26.10)%	to	(26.61)%
2021	645	$17.20	to	$20.82	$11,375	1.27%	0.75%	to	1.40%	39.05%	to	38.06%
2020	524	$12.37	to	$15.08	$6,720	1.75%	0.75%	to	1.40%	(4.40)%	to	(4.98)%
2019	441	$12.94	to	$15.87	$6,106	1.68%	0.75%	to	1.40%	29.92%	to	29.13%
2018	295	$9.96	to	$12.29	$3,271	1.72%	0.75%	to	1.40%	(1.39)%	to	(5.82)%

Rydex VIF Basic Materials Fund:
2022	49	$13.43	to	$14.80	$674	0.55%	0.75%	to	1.40%	(10.29)%	to	(10.90)%
2021	51	$14.97	to	$16.61	$799	0.58%	0.75%	to	1.40%	22.00%	to	21.24%
2020	33	$12.27	to	$13.70	$436	1.06%	0.75%	to	1.40%	18.90%	to	18.10%
2019	53	$10.32	to	$11.60	$606	—%	0.75%	to	1.40%	20.42%	to	19.71%
2018	52	$8.57	to	$9.69	$490	0.56%	0.75%	to	1.40%	(14.04)%	to	(18.57)%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2022

	December 31,					For the year ended December 31, except as noted
		Unit fair value								Total return (3)
		corresponding					Expense			corresponding
		to lowest			Net	Investment	ratio (2)			to lowest
	Units	to highest			assets	income	lowest to			to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest			expense ratio

Rydex V.I. Commodities Strategy Fund:
2022	263	$11.71	to	$8.32	$2,634	6.11%	0.75%	to	2.00%	21.98%	to	20.41%
2021	158	$9.60	to	$6.91	$1,262	—%	0.75%	to	2.00%	38.53%	to	36.83%
2020	95	$6.93	to	$5.05	$522	0.84%	0.75%	to	2.00%	(23.34)%	to	(24.29)%
2019	68	$9.04	to	$6.67	$499	1.54%	0.75%	to	2.00%	14.43%	to	13.05%
2018	66	$7.90	to	$5.90	$424	3.51%	0.75%	to	2.00%	(20.36)%	to	(16.78)%

Rydex V.I. NASDAQ-100® Fund:
2022	564	$15.09	to	$22.26	$8,927	—%	0.75%	to	1.40%	(34.62)%	to	(35.05)%
2021	583	$23.08	to	$34.27	$14,217	—%	0.75%	to	1.40%	24.62%	to	23.76%
2020	477	$18.52	to	$27.69	$9,468	0.28%	0.75%	to	1.40%	43.79%	to	42.95%
2019	201	$12.88	to	$19.37	$3,095	0.12%	0.75%	to	1.40%	35.86%	to	34.98%
2018	153	$9.48	to	$14.35	$1,825	—%	0.75%	to	1.40%	(6.32)%	to	(3.17)%

SAM Balanced Account Class - 1:
2022	16,624	$2.89	to	$16.84	$304,355	2.36%	0.43%	to	2.00%	(16.50)%	to	(17.81)%
2021	18,731	$3.46	to	$20.49	$414,419	1.54%	0.42%	to	2.00%	13.26%	to	11.48%
2020	20,936	$3.05	to	$18.38	$414,619	2.20%	0.38%	to	2.00%	10.81%	to	9.08%
2019	23,734	$2.75	to	$16.85	$427,977	2.43%	0.39%	to	2.00%	19.50%	to	17.59%
2018	28,289	$2.30	to	$14.33	$432,209	3.06%	0.75%	to	2.00%	(5.44)%	to	(6.89)%

SAM Balanced Account Class - 2:
2022	3,034	$11.60	to	$12.99	$36,044	2.23%	0.75%	to	1.40%	(16.91)%	to	(17.42)%
2021	2,698	$13.96	to	$15.73	$38,820	1.43%	0.75%	to	1.40%	12.58%	to	11.80%
2020	2,128	$12.40	to	$14.07	$27,483	1.99%	0.75%	to	1.40%	10.12%	to	9.41%
2019	1,918	$11.26	to	$12.86	$22,821	2.44%	0.75%	to	1.40%	18.78%	to	18.09%
2018	1,266	$9.48	to	$10.89	$13,097	3.13%	0.75%	to	1.40%	(5.11)%	to	(6.60)%

SAM Conservative Balanced Account Class - 1:
2022	4,113	$17.84	to	$15.27	$69,026	2.39%	0.95%	to	2.00%	(15.25)%	to	(16.19)%
2021	4,796	$21.05	to	$18.22	$95,296	1.81%	0.95%	to	2.00%	8.67%	to	7.56%
2020	5,387	$19.37	to	$16.94	$98,902	2.36%	0.95%	to	2.00%	8.58%	to	7.42%
2019	6,014	$17.84	to	$15.77	$102,122	2.77%	0.95%	to	2.00%	14.73%	to	13.62%
2018	6,934	$15.55	to	$13.88	$102,968	3.31%	0.95%	to	2.00%	(4.37)%	to	(5.45)%

SAM Conservative Balanced Account Class - 2:
2022	1,288	$11.04	to	$11.90	$14,447	2.31%	0.75%	to	1.40%	(15.34)%	to	(15.84)%
2021	1,244	$13.04	to	$14.14	$16,588	1.76%	0.75%	to	1.40%	8.67%	to	7.94%
2020	1,055	$12.00	to	$13.10	$13,091	2.34%	0.75%	to	1.40%	8.40%	to	7.73%
2019	774	$11.07	to	$12.16	$8,928	2.86%	0.75%	to	1.40%	14.83%	to	14.07%
2018	584	$9.64	to	$10.66	$6,004	3.25%	0.75%	to	1.40%	(3.50)%	to	(5.16)%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2022

	December 31,					For the year ended December 31, except as noted
		Unit fair value								Total return (3)
		corresponding					Expense			corresponding
		to lowest			Net	Investment	ratio (2)			to lowest
	Units	to highest			assets	income	lowest to			to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest			expense ratio

SAM Conservative Growth Account Class - 1:
2022	3,175	$20.95	to	$17.94	$62,649	2.07%	0.95%	to	2.00%	(18.58)%	to	(19.41)%
2021	3,602	$25.73	to	$22.26	$87,461	1.18%	0.95%	to	2.00%	16.64%	to	15.40%
2020	4,184	$22.06	to	$19.29	$87,397	1.87%	0.95%	to	2.00%	11.87%	to	10.73%
2019	4,770	$19.72	to	$17.42	$89,362	1.80%	0.95%	to	2.00%	22.87%	to	21.56%
2018	5,607	$16.05	to	$14.33	$85,786	2.71%	0.95%	to	2.00%	(7.49)%	to	(8.49)%

SAM Conservative Growth Account Class - 2:
2022	1,896	$12.10	to	$14.14	$23,966	1.86%	0.75%	to	1.40%	(18.63)%	to	(19.11)%
2021	1,903	$14.87	to	$17.48	$29,663	1.08%	0.75%	to	1.40%	16.63%	to	15.84%
2020	1,452	$12.75	to	$15.09	$19,609	1.63%	0.75%	to	1.40%	11.84%	to	11.12%
2019	1,278	$11.40	to	$13.58	$15,671	1.68%	0.75%	to	1.40%	22.71%	to	21.90%
2018	1,015	$9.29	to	$11.14	$10,749	2.78%	0.75%	to	1.40%	(7.01)%	to	(8.09)%

SAM Flexible Income Account Class - 1:
2022	4,666	$16.81	to	$14.39	$73,943	2.83%	0.95%	to	2.00%	(13.93)%	to	(14.85)%
2021	5,790	$19.53	to	$16.90	$106,960	2.31%	0.95%	to	2.00%	5.85%	to	4.77%
2020	6,401	$18.45	to	$16.13	$112,074	2.79%	0.95%	to	2.00%	6.28%	to	5.15%
2019	7,363	$17.36	to	$15.34	$121,789	3.41%	0.95%	to	2.00%	12.14%	to	11.00%
2018	8,584	$15.48	to	$13.82	$126,847	3.95%	0.95%	to	2.00%	(2.89)%	to	(3.89)%

SAM Flexible Income Account Class - 2:
2022	2,346	$10.65	to	$11.12	$25,199	2.61%	0.75%	to	1.40%	(14.04)%	to	(14.59)%
2021	2,650	$12.39	to	$13.02	$33,155	2.40%	0.75%	to	1.40%	5.81%	to	5.17%
2020	1,907	$11.71	to	$12.38	$22,698	2.76%	0.75%	to	1.40%	6.26%	to	5.54%
2019	1,491	$11.02	to	$11.73	$16,833	3.49%	0.75%	to	1.40%	12.11%	to	11.40%
2018	1,231	$9.83	to	$10.53	$12,512	3.98%	0.75%	to	1.40%	(1.50)%	to	(3.57)%

SAM Strategic Growth Account Class - 1:
2022	1,934	$21.80	to	$18.67	$39,556	2.14%	0.95%	to	2.00%	(19.56)%	to	(20.38)%
2021	2,186	$27.10	to	$23.45	$55,573	0.95%	0.95%	to	2.00%	18.70%	to	17.48%
2020	2,442	$22.83	to	$19.96	$52,432	1.78%	0.95%	to	2.00%	14.32%	to	13.15%
2019	2,858	$19.97	to	$17.64	$53,900	1.47%	0.95%	to	2.00%	26.23%	to	24.93%
2018	3,391	$15.82	to	$14.12	$50,949	2.32%	0.95%	to	2.00%	(9.44)%	to	(10.46)%

SAM Strategic Growth Account Class - 2:
2022	1,330	$12.50	to	$14.76	$17,165	1.94%	0.75%	to	1.40%	(19.61)%	to	(20.09)%
2021	1,430	$15.55	to	$18.47	$23,377	0.93%	0.75%	to	1.40%	18.61%	to	17.87%
2020	1,016	$13.11	to	$15.67	$14,344	1.68%	0.75%	to	1.40%	14.30%	to	13.55%
2019	773	$11.47	to	$13.80	$9,818	1.41%	0.75%	to	1.40%	26.18%	to	25.34%
2018	573	$9.09	to	$11.01	$6,019	2.32%	0.75%	to	1.40%	(9.10)%	to	(10.12)%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2022

	December 31,					For the year ended December 31, except as noted
		Unit fair value								Total return (3)
		corresponding					Expense			corresponding
		to lowest			Net	Investment	ratio (2)			to lowest
	Units	to highest			assets	income	lowest to			to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest			expense ratio

Short-Term Income Account - Class 1:
2022	4,238	$9.83	to	$10.51	$48,149	1.13%	0.75%	to	2.00%	(4.10)%	to	(5.40)%
2021	5,400	$10.25	to	$11.11	$64,485	1.51%	0.75%	to	2.00%	(1.54)%	to	(2.71)%
2020	6,027	$10.41	to	$11.42	$73,530	2.11%	0.75%	to	2.00%	2.66%	to	1.33%
2019	5,889	$10.14	to	$11.27	$70,427	2.66%	0.75%	to	2.00%	1.40%	to	2.64%
2018	6,315	$12.25	to	$10.98	$73,768	2.12%	0.85%	to	2.00%	0.16%	to	(0.99)%

SmallCap Account - Class 1:
2022	2,287	$3.68	to	$28.37	$70,258	0.06%	0.46%	to	2.00%	(20.96)%	to	(22.21)%
2021	2,578	$4.65	to	$36.47	$100,279	0.30%	0.47%	to	2.00%	19.62%	to	17.76%
2020	2,930	$3.89	to	$30.97	$97,992	0.50%	0.36%	to	2.00%	21.69%	to	19.76%
2019	3,367	$3.20	to	$25.86	$94,321	0.32%	0.43%	to	2.00%	26.87%	to	24.87%
2018	3,888	$2.52	to	$20.71	$86,881	0.30%	0.56%	to	2.00%	(11.27)%	to	(12.65)%

SmallCap Account - Class 2:
2022	352	$12.27	to	$14.23	$4,429	—%	0.75%	to	1.40%	(21.50)%	to	(21.98)%
2021	326	$15.63	to	$18.24	$5,282	0.15%	0.75%	to	1.40%	18.95%	to	18.21%
2020	268	$13.14	to	$15.43	$3,730	0.28%	0.75%	to	1.40%	20.99%	to	20.17%
2019	210	$10.86	to	$12.84	$2,452	0.09%	0.75%	to	1.40%	26.13%	to	25.39%
2018	133	$8.61	to	$10.24	$1,292	0.09%	0.75%	to	1.40%	(14.16)%	to	(12.48)%

T. Rowe Price Blue Chip Growth Portfolio - II:
2022	1,558	$10.53	to	$33.72	$26,429	—%	0.75%	to	2.00%	(39.13)%	to	(39.88)%
2021	1,422	$17.30	to	$56.09	$43,230	—%	0.75%	to	2.00%	16.42%	to	15.01%
2020	1,075	$14.86	to	$48.77	$34,934	—%	0.75%	to	2.00%	32.92%	to	31.28%
2019	751	$11.18	to	$37.15	$25,129	—%	0.75%	to	2.00%	9.93%	to	27.01%
2018	664	$31.89	to	$29.25	$20,946	—%	1.40%	to	2.00%	0.25%	to	(0.37)%

T. Rowe Price Health Sciences Portfolio - II:
2022	235	$83.75	to	$75.01	$19,642	—%	1.40%	to	2.00%	(13.90)%	to	(14.41)%
2021	276	$97.27	to	$87.64	$26,785	—%	1.40%	to	2.00%	11.25%	to	10.59%
2020	324	$87.43	to	$79.25	$28,126	—%	1.40%	to	2.00%	27.47%	to	26.72%
2019	384	$68.59	to	$62.54	$26,161	—%	1.40%	to	2.00%	26.85%	to	26.06%
2018	467	$54.07	to	$49.61	$25,079	—%	1.40%	to	2.00%	(0.55)%	to	(1.14)%

Templeton Global Bond VIP Fund - Class 4:
2022	290	$8.35	to	$7.52	$2,353	—%	0.75%	to	2.00%	(5.86)%	to	(7.05)%
2021	322	$8.87	to	$8.09	$2,782	—%	0.75%	to	2.00%	(5.74)%	to	(6.90)%
2020	332	$9.41	to	$8.69	$3,043	6.85%	0.75%	to	2.00%	(6.09)%	to	(7.26)%
2019	528	$10.02	to	$9.37	$5,136	6.90%	0.75%	to	2.00%	1.11%	to	(0.11)%
2018	468	$9.91	to	$9.38	$4,505	—%	0.75%	to	2.00%	(1.10)%	to	(0.11)%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2022

	December 31,					For the year ended December 31, except as noted
		Unit fair value								Total return (3)
		corresponding					Expense			corresponding
		to lowest			Net	Investment	ratio (2)			to lowest
	Units	to highest			assets	income	lowest to			to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest			expense ratio

Templeton Growth VIP Fund - Class 2:
2022	22			$23.10	$510	0.16%			0.85%			(12.23)%
2021	23			$26.32	$612	1.14%			0.85%			3.95%
2020	24			$25.32	$617	2.93%			0.85%			4.93%
2019	27			$24.13	$661	2.81%			0.85%			14.14%
2018	35			$21.14	$737	2.00%			0.85%			(15.54)%

The Merger Fund VL:
2022	33	$11.76	to	$11.43	$388	1.52%	0.75%	to	1.40%	0.17%	to	(0.52)%
2021	34	$11.74	to	$11.49	$401	—%	0.75%	to	1.40%	0.26%	to	(0.26)%
2020	34	$11.71	to	$11.52	$398	—%	0.75%	to	1.40%	6.65%	to	5.88%
2019	27	$10.98	to	$10.88	$304	1.23%	0.75%	to	1.40%	5.37%	to	4.62%
2018	17	$10.42	to	$10.40	$180	1.19%	0.75%	to	1.40%	4.41%	to	5.58%

TOPS® Aggressive Growth ETF Portfolio Investor Class:
2022	87	$11.69	to	$11.04	$1,015	0.87%	0.75%	to	2.00%	(16.74)%	to	(17.80)%
2021	84	$14.04	to	$13.43	$1,182	0.44%	0.75%	to	2.00%	18.18%	to	16.78%
2020	85	$11.88	to	$11.50	$1,010	1.40%	0.75%	to	2.00%	11.44%	to	10.05%
2019	59	$10.66	to	$10.45	$624	2.32%	0.75%	to	2.00%	23.24%	to	21.65%
2018 (4)	2	$8.65	to	$8.59	$20	1.89%	0.75%	to	2.00%	(13.67)%	to	(14.27)%

TOPS® Managed Risk Balanced ETF Portfolio Investor Class:
2022	199	$10.97	to	$10.36	$2,180	1.40%	0.75%	to	2.00%	(12.03)%	to	(13.16)%
2021	167	$12.47	to	$11.93	$2,084	0.76%	0.75%	to	2.00%	8.53%	to	7.19%
2020	91	$11.49	to	$11.13	$1,044	1.32%	0.75%	to	2.00%	7.28%	to	6.00%
2019	95	$10.71	to	$10.50	$1,017	2.16%	0.75%	to	2.00%	14.91%	to	13.39%
2018 (4)	3	$9.32	to	$9.26	$26	3.21%	0.75%	to	2.00%	(6.89)%	to	(7.49)%

TOPS Conservative ETF Portfolio Investor Class:
2022	118	$10.75	to	$10.15	$1,253	1.45%	0.75%	to	2.00%	(9.74)%	to	(10.89)%
2021	103	$11.91	to	$11.39	$1,216	0.99%	0.75%	to	2.00%	5.40%	to	4.11%
2020	31	$11.30	to	$10.94	$349	1.61%	0.75%	to	2.00%	5.90%	to	4.59%
2019	28	$10.67	to	$10.46	$295	0.04%	0.75%	to	2.00%	10.57%	to	9.19%
2018 (4)	—	$9.65	to	$9.58	$—	—%	0.75%	to	2.00%	(3.50)%	to	(4.20)%

TOPS® Growth ETF Portfolio Investor Class:
2022	84	$11.51	to	$10.87	$964	0.95%	0.75%	to	2.00%	(15.55)%	to	(16.64)%
2021	103	$13.63	to	$13.04	$1,395	0.46%	0.75%	to	2.00%	15.41%	to	14.09%
2020	59	$11.81	to	$11.43	$694	0.61%	0.75%	to	2.00%	10.58%	to	9.06%
2019	98	$10.68	to	$10.48	$1,044	1.49%	0.75%	to	2.00%	20.81%	to	19.36%
2018 (4)	4	$8.84	to	$8.78	$34	1.18%	0.75%	to	2.00%	(11.78)%	to	(12.38)%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2022

	December 31,					For the year ended December 31, except as noted
		Unit fair value								Total return (3)
		corresponding					Expense			corresponding
		to lowest			Net	Investment	ratio (2)			to lowest
	Units	to highest			assets	income	lowest to			to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest			expense ratio

TOPS® Managed Risk Moderate Growth ETF Portfolio Investor Class:
2022	58	$11.36	to	$10.73	$661	1.44%	0.75%	to	2.00%	(13.74)%	to	(14.84)%
2021	39	$13.17	to	$12.60	$515	0.83%	0.75%	to	2.00%	11.70%	to	10.43%
2020	27	$11.79	to	$11.41	$323	1.41%	0.75%	to	2.00%	9.47%	to	8.05%
2019	22	$10.77	to	$10.56	$237	1.29%	0.75%	to	2.00%	17.58%	to	16.17%
2018 (4)	1	$9.16	to	$9.09	$11	—%	0.75%	to	2.00%	(8.49)%	to	(9.19)%

VanEck VIP Global Gold Fund - Class S Shares:
2022 (10)	37	$8.92	to	$8.86	$330	—%	0.75%	to	2.00%	(9.63)%	to	(10.23)%

VanEck VIP Global Resources Fund - Class S Shares:
2022	431	$11.68	to	$11.36	$5,142	1.54%	0.75%	to	2.00%	7.25%	to	5.97%
2021	407	$10.89	to	$10.72	$4,589	0.31%	0.75%	to	2.00%	17.86%	to	16.40%
2020	445	$9.24	to	$9.21	$4,251	0.73%	0.75%	to	2.00%	17.86%	to	16.43%
2019	484	$7.84	to	$7.91	$3,957	—%	0.75%	to	2.00%	10.73%	to	9.25%
2018	523	$7.08	to	$7.24	$3,896	—%	0.75%	to	2.00%	(28.92)%	to	(29.84)%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

December 31, 2022

(1)	These amounts represent the dividends, excluding distributions of capital gains, received by the division from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the division is affected by the timing of the declaration of dividends by the underlying fund in which the divisions invest. These ratios are annualized for periods less than one year.
(2)	These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contractholder accounts through the redemption of units and expenses of the underlying fund are excluded.
(3)	These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. For purposes of the total return calculation the beginning unit value is typically equal to an investment option with a similar expense structure and if no such similar investment option exists, a beginning unit value of ten would typically be used. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. Total returns have not been annualized for periods less than one year. These percentages represent the range of total returns available as of the report date and correspond with the expense ratio lowest to highest.
(4)	Commenced operations June 11, 2018. Investment income ratios have been annualized for the year ended December 31, 2018.
(5)	Commenced operations June 7, 2019. Investment income ratios have been annualized for the year ended December 31, 2019.
(6)	Commenced operations April 30, 2020. Investment income ratios have been annualized for the year ended December 31, 2020.
(7)	Commenced operations June 8, 2020. Investment income ratios have been annualized for the year ended December 31, 2020.
(8)	Commenced operations April 29, 2021. Investment income ratios have been annualized for the year ended December 31, 2021.
(9)	Commenced operations June 7, 2021. Investment income ratios have been annualized for the year ended December 31, 2021.
(10)	Fund was made available to policyholders June 6, 2022. Investment income ratios have been annualized for the year ended December 31, 2022.
(11)	Fund was made available to policyholders on June 29, 2022. Investment income ratios have been annualized for the year ended December 31, 2022.
(12)	Fund was made available to policyholders on September 29, 2022. Investment income ratios have been annualized for the year ended December 31, 2022.
(13)	Fund was made available to policyholders on December 29, 2022. Investment income ratios have been annualized for the year ended December 31, 2022.
(14)	Represented the operations of International Emerging Markets Class 1 Division until May 2, 2022.
(15)	Represented the operations of Invesco International Growth Series I Division until April 29, 2022.
(16)	Represented the operations of Invesco International Growth Series II Division until April 29, 2022.
(17)	Represented the operations of EQ SmartBeta Equity Class IB Division until March 21, 2022.

7. Subsequent Events

    Separate Account B performed an evaluation of subsequent events through April 12, 2023, and determined no items required recognition or disclosure.